UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5669

FIFTH THIRD FUNDS

(Exact name of registrant as specified in charter)

38 Fountain Square Plaza
Cincinnati, Ohio 45263

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
E. Keith Wirtz	David A. Sturms
President	Vedder Price P.C.
Fifth Third Funds	222 North LaSalle Street
38 Fountain Square Plaza	Chicago, IL 60601-1003
Cincinnati, Ohio 45263

Registrant’s telephone number, including area code:  614-470-8000

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2011

Item 1.    Schedule of Investments.

Small Cap Growth
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (94.4%)
Aerospace & Defense (2.2%)
Hexcel Corp. *	31,000	$766,010

Auto Components (1.6%)
Tenneco, Inc. *	17,000	556,240

Capital Markets (1.6%)
Evercore Partners, Inc., Class A	19,400	532,336

Communications Equipment (2.1%)
Netgear, Inc. *	19,700	698,562

Construction & Engineering * (4.1%)
Furmanite Corp.	124,440	830,015
MYR Group, Inc.	29,400	567,126

		1,397,141

Consumer Finance (2.1%)
Cash America International, Inc.	12,800	700,800

Diversified Consumer Services (0.8%)
ChinaCast Education Corp. *	68,200	274,164

Diversified Financial Services (2.0%)
Portfolio Recovery Associates, Inc. *	9,500	666,330

Diversified Telecommunication Services (2.7%)
Cogent Communications Group, Inc. *	56,600	908,430

Electrical Equipment * (4.3%)
Polypore International, Inc.	12,800	671,360
Thermon Group Holdings, Inc.	49,400	784,472

		1,455,832

Energy Equipment & Services * (7.1%)
Complete Production Services, Inc.	30,800	1,010,240
Global Geophysical Services, Inc.	95,900	914,886
North American Energy Partners, Inc.	68,200	479,446

		2,404,572

Food Products (1.4%)
Diamond Foods, Inc.	7,200	473,400

Health Care Equipment & Supplies * (6.2%)
Endologix, Inc.	65,300	711,117
Merit Medical Systems, Inc.	40,800	547,536
NxStage Medical, Inc.	36,600	841,434

		2,100,087

Health Care Providers & Services * (3.4%)
ExamWorks Group, Inc.	42,700	450,485
HMS Holdings Corp.	29,000	708,760

		1,159,245

Health Care Technology (1.3%)
Computer Programs & Systems, Inc.	8,900	454,523

Continued

1

Small Cap Growth
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Internet & Catalog Retail (1.6%)
Valuevision Media, Inc., Class A *	165,800	543,824

Internet Software & Services * (6.2%)
Envestnet, Inc.	52,300	608,772
SciQuest, Inc.	51,500	764,260
SPS Commerce, Inc.	37,000	723,720

		2,096,752

IT Services * (6.5%)
Cardtronics, Inc.	34,600	862,578
iGate Corp.	55,700	750,836
ServiceSource International, Inc.	44,600	593,626

		2,207,040

Machinery (3.6%)
Chart Industries, Inc. *	11,000	621,610
Valmont Industries, Inc.	6,900	591,675

		1,213,285

Media (3.5%)
MDC Partners, Inc., Class A	45,000	757,800
ReachLocal, Inc. *	43,000	430,430

		1,188,230

Metals & Mining (2.5%)
Carpenter Technology Corp.	15,300	867,816

Oil, Gas & Consumable Fuels (2.3%)
Northern Oil and Gas, Inc. *	31,900	771,023

Pharmaceuticals * (4.4%)
Akorn, Inc.	94,800	852,252
Salix Pharmaceuticals, Ltd.	18,300	626,866

		1,479,118

Professional Services (1.7%)
Kelly Services, Inc., Class A *	35,400	578,790

Road & Rail (1.7%)
Swift Transportation Co. *	66,900	595,410

Semiconductors & Semiconductor Equipment * (3.3%)
Cavium, Inc.	16,700	545,923
Omnivision Technologies, Inc.	34,400	561,064

		1,106,987

Software * (5.9%)
SuccessFactors, Inc.	22,600	603,420
Tangoe, Inc.	54,400	731,680
Ultimate Software Group, Inc.	11,000	661,980

		1,997,080

Specialty Retail (2.7%)
Body Central Corp. *	43,200	907,200

Textiles, Apparel & Luxury Goods (1.7%)
Warnaco Group, Inc. (The) *	11,900	584,290

Continued

2

Small Cap Growth
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Trading Companies & Distributors (3.9%)
Kaman Corp.	19,800	658,350
Rush Enterprises, Inc., Class A *	34,800	671,640

		1,329,990

Total Common Stocks		32,014,507

Investments in Affiliates (3.1%)
Fifth Third Institutional Money Market Fund (a)	1,075,762	1,075,762

Total Investments in Affiliates		1,075,762

Total Investments (Cost $29,634,389) - 97.5%		33,090,269

Other assets in excess of liabilities - 2.5%		833,042

NET ASSETS - 100.0%		$33,923,311

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

3

Mid Cap Growth
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (99.3%)
Aerospace & Defense (1.6%)
TransDigm Group, Inc. *	13,500	$1,267,920

Auto Components (1.8%)
BorgWarner, Inc. *	18,000	1,376,820

Beverages (1.6%)
Hansen Natural Corp. *	14,000	1,247,260

Biotechnology * (4.0%)
Alexion Pharmaceuticals, Inc.	28,500	1,924,035
Pharmasset, Inc.	17,000	1,196,800

		3,120,835

Capital Markets (1.3%)
Affiliated Managers Group, Inc. *	11,000	1,018,710

Chemicals (5.8%)
Albemarle Corp.	16,000	852,640
CF Industries Holdings, Inc.	9,000	1,460,430
Ecolab, Inc.	20,000	1,076,800
FMC Corp.	14,000	1,104,460

		4,494,330

Commercial Services & Supplies (1.1%)
Stericycle, Inc. *	10,000	835,800

Communications Equipment * (2.2%)
Motorola Solutions, Inc.	19,000	891,290
Riverbed Technology, Inc.	29,000	799,820

		1,691,110

Computers & Peripherals (1.2%)
Fusion-io, Inc. *	31,000	961,620

Electrical Equipment (3.1%)
AMETEK, Inc.	29,000	1,146,080
Rockwell Automation, Inc.	18,000	1,217,700

		2,363,780

Electronic Equipment, Instruments & Components (1.2%)
Trimble Navigation, Ltd. *	22,000	889,020

Energy Equipment & Services (4.0%)
Dresser-Rand Group, Inc. *	20,000	968,000
FMC Technologies, Inc. *	30,000	1,344,600
Helmerich & Payne, Inc.	15,000	797,700

		3,110,300

Food Products (2.7%)
Mead Johnson Nutrition Co.	15,000	1,077,750
TreeHouse Foods, Inc. *	17,000	1,042,780

		2,120,530

Health Care Equipment & Supplies (4.0%)
Cooper Cos., Inc. (The)	13,000	900,900
Sirona Dental Systems, Inc. *	19,000	910,100
Volcano Corp. *	23,000	573,390

Continued

1

Mid Cap Growth
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Zoll Medical Corp. *	19,000	718,390

		3,102,780

Health Care Providers & Services * (2.5%)
Healthspring, Inc.	19,000	1,024,860
HMS Holdings Corp.	36,000	879,840

		1,904,700

Health Care Technology (1.3%)
SXC Health Solutions Corp. *	22,000	1,030,040

Hotels, Restaurants & Leisure * (2.7%)
Buffalo Wild Wings, Inc.	16,000	1,059,520
Chipotle Mexican Grill, Inc.	3,000	1,008,360

		2,067,880

Household Durables (1.2%)
Tempur-Pedic International, Inc. *	13,000	884,780

Internet Software & Services (1.3%)
Rackspace Hosting, Inc. *	25,000	1,034,750

IT Services * (3.2%)
Cardtronics, Inc.	37,000	922,410
Teradata Corp.	26,000	1,551,160

		2,473,570

Life Sciences Tools & Services * (2.3%)
Agilent Technologies, Inc.	28,000	1,037,960
Mettler-Toledo International, Inc.	5,000	768,000

		1,805,960

Machinery (6.5%)
Colfax Corp. *	40,000	1,010,400
Gardner Denver, Inc.	16,500	1,275,945
Parker Hannifin Corp.	12,000	978,600
Wabco Holding, Inc. *	16,000	803,360
Wabtec Corp.	15,000	1,007,700

		5,076,005

Media (1.2%)
CBS Corp., Class B	36,000	929,160

Metals & Mining (1.4%)
Carpenter Technology Corp.	19,000	1,077,680

Multiline Retail (2.9%)
Dollar Tree, Inc. *	15,500	1,239,380
Macy’s, Inc.	33,000	1,007,490

		2,246,870

Oil, Gas & Consumable Fuels (4.8%)
Cabot Oil & Gas Corp.	17,000	1,321,240
Concho Resources, Inc. *	13,000	1,231,360
SM Energy Co.	14,000	1,160,740

		3,713,340

Personal Products (1.0%)
Estee Lauder Cos., Inc. (The), Class A	8,000	787,600

Continued

2

Mid Cap Growth
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Pharmaceuticals (3.9%)
Perrigo Co.	13,000	1,173,640
Shire PLC, ADR	10,000	943,000
Watson Pharmaceuticals, Inc. *	14,000	940,240

		3,056,880

Road & Rail (2.1%)
Kansas City Southern *	26,000	1,642,420

Semiconductors & Semiconductor Equipment (4.8%)
Altera Corp.	30,000	1,137,600
Avago Technologies, Ltd.	41,000	1,384,570
KLA-Tencor Corp.	26,000	1,224,340

		3,746,510

Software * (7.0%)
Ariba, Inc.	30,000	950,400
CommVault Systems, Inc.	25,000	1,064,500
Electronic Arts, Inc.	56,000	1,307,600
Informatica Corp.	26,000	1,183,000
QLIK Technologies, Inc.	31,000	885,670

		5,391,170

Specialty Retail (9.0%)
Genesco, Inc. *	13,000	766,220
Limited Brands, Inc.	28,000	1,195,880
O’Reilly Automotive, Inc. *	16,000	1,216,800
Tiffany & Co.	16,000	1,275,680
Tractor Supply Co.	20,000	1,418,800
Ulta Salon Cosmetics & Fragrance, Inc. *	17,000	1,143,930

		7,017,310

Textiles, Apparel & Luxury Goods (2.6%)
Deckers Outdoor Corp. *	10,500	1,210,020
VF Corp.	6,000	829,320

		2,039,340

Trading Companies & Distributors (2.0%)
Fastenal Co.	41,000	1,561,690

Total Common Stocks		77,088,470

Investments in Affiliates (0.0%)
Fifth Third Institutional Money Market Fund (a)	22,623	22,623

Total Investments in Affiliates		22,623

Total Investments (Cost $64,912,497) - 99.3%		77,111,093

Other assets in excess of liabilities - 0.7%		565,191

NET ASSETS - 100.0%		$77,676,284

Notes to Schedule of Investments
* Non-income producing security.
(a) Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

See notes to schedules of investments.

3

Quality Growth
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (97.9%)
Aerospace & Defense (2.6%)
Precision Castparts Corp.	26,000	$4,241,900
United Technologies Corp.	48,000	3,743,040

		7,984,940

Auto Components (2.5%)
BorgWarner, Inc. *	56,000	4,283,440
Johnson Controls, Inc.	100,000	3,293,000

		7,576,440

Beverages (2.7%)
Coca-Cola Co. (The)	123,000	8,403,360

Biotechnology * (2.7%)
Alexion Pharmaceuticals, Inc.	74,000	4,995,740
Biogen Idec, Inc.	29,000	3,374,440

		8,370,180

Chemicals (4.3%)
FMC Corp.	48,000	3,786,720
International Flavors & Fragrances, Inc.	81,000	4,905,360
Valspar Corp.	125,000	4,358,750

		13,050,830

Commercial Services & Supplies (1.8%)
Stericycle, Inc. *	66,000	5,516,280

Communications Equipment (1.5%)
Qualcomm, Inc.	90,000	4,644,000

Computers & Peripherals * (7.8%)
Apple, Inc.	45,000	18,215,100
EMC Corp.	230,000	5,637,300

		23,852,400

Consumer Finance (1.5%)
American Express Co.	90,000	4,555,800

Diversified Financial Services (1.4%)
JP Morgan Chase & Co.	125,000	4,345,000

Electrical Equipment (1.1%)
AMETEK, Inc.	86,000	3,398,720

Energy Equipment & Services (3.9%)
National Oilwell Varco, Inc.	74,000	5,278,420
Schlumberger, Ltd.	92,000	6,759,240

		12,037,660

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	73,000	6,077,250

Food Products (2.0%)
Mead Johnson Nutrition Co.	61,000	4,382,850
Ralcorp Holdings, Inc. *	23,000	1,859,320

		6,242,170

Continued

1

Quality Growth
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Health Care Equipment & Supplies (2.8%)
Cooper Cos., Inc. (The)	65,000	4,504,500
Covidien PLC	85,000	3,998,400

		8,502,900

Health Care Providers & Services (2.0%)
UnitedHealth Group, Inc.	131,000	6,286,690

Hotels, Restaurants & Leisure (2.7%)
McDonald’s Corp.	89,000	8,263,650

Household Products (1.5%)
Procter & Gamble Co. (The)	74,000	4,735,260

Internet & Catalog Retail * (3.0%)
Amazon.com, Inc.	20,000	4,270,200
priceline.com, Inc.	9,500	4,823,340

		9,093,540

IT Services (10.3%)
Cognizant Technology Solutions Corp., Class A *	54,000	3,928,500
Fiserv, Inc. *	77,000	4,532,990
International Business Machines Corp.	75,000	13,847,250
Mastercard, Inc., Class A	13,000	4,514,120
Teradata Corp. *	81,000	4,832,460

		31,655,320

Life Sciences Tools & Services * (3.9%)
Agilent Technologies, Inc.	115,000	4,263,050
Mettler-Toledo International, Inc.	27,000	4,147,200
Thermo Fisher Scientific, Inc.	70,000	3,518,900

		11,929,150

Machinery (4.2%)
Cummins, Inc.	38,000	3,778,340
Danaher Corp.	124,000	5,995,400
Deere & Co.	40,000	3,036,000

		12,809,740

Multi-Utilities (1.5%)
Wisconsin Energy Corp.	139,000	4,507,770

Oil, Gas & Consumable Fuels (6.4%)
Anadarko Petroleum Corp.	62,000	4,867,000
Exxon Mobil Corp.	111,000	8,667,990
Occidental Petroleum Corp.	65,000	6,041,100

		19,576,090

Personal Products (1.4%)
Estee Lauder Cos., Inc. (The), Class A	45,000	4,430,250

Pharmaceuticals (3.2%)
Perrigo Co.	52,000	4,694,560
Watson Pharmaceuticals, Inc. *	76,000	5,104,160

		9,798,720

Road & Rail (1.5%)
Union Pacific Corp.	47,000	4,679,790

Continued

2

Quality Growth
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Semiconductors & Semiconductor Equipment (4.4%)
Altera Corp.	78,000	2,957,760
Avago Technologies, Ltd.	100,000	3,377,000
Intel Corp.	150,000	3,681,000
Maxim Integrated Products, Inc.	130,000	3,400,800

		13,416,560

Software (4.3%)
Citrix Systems, Inc. *	45,000	3,277,350
Oracle Corp.	211,000	6,914,470
VMware, Inc., Class A *	32,000	3,128,000

		13,319,820

Specialty Retail (2.6%)
Tiffany & Co.	61,000	4,863,530
Williams-Sonoma, Inc.	81,000	3,040,740

		7,904,270

Textiles, Apparel & Luxury Goods * (2.4%)
Deckers Outdoor Corp.	38,000	4,379,120
Fossil, Inc.	30,000	3,109,800

		7,488,920

Trading Companies & Distributors (2.0%)
Fastenal Co.	157,000	5,980,130

Total Common Stocks		300,433,600

	Principal
	Amount

Asset-Backed Securities (0.0%)
Manufactured Housing ABS Other (0.0%)
Conseco Financial Corp., Series 1995-4, Class M1, 7.60%, 6/15/25 (a)	$37,556	37,814

Total Asset-Backed Securities		37,814

Corporate Bonds (0.1%)
Commercial Banks-Central U.S. (0.1%)
Bank One Capital III, 8.75%, 9/01/30	165,792	202,100

Total Corporate Bonds		202,100

Mortgage-Backed Securities (0.2%)
U.S. Government Agencies (0.2%)
Fannie Mae, 6.00%, 8/25/33 (a)	189,506	183,904
Freddie Mac, 5.50%, 3/15/35	222,635	244,346
Government National Mortgage Association, IO, 0.25%, 4/16/46 (a)	1,694,532	30,798

		459,048

WL Collateral CMO Other (0.0%)
JP Morgan Mortgage Trust, Series 2005-A1, Class 2A1, 4.82%, 2/25/35 (a)	121,490	111,449

WL Collateral CMO Sequential (0.0%)
Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	71,895	70,045

Total Mortgage-Backed Securities		640,542

Continued

3

Quality Growth
Schedule of Investments, continued
October 31, 2011 (Unaudited)

	Shares

Investments in Affiliates (1.7%)
Fifth Third Institutional Money Market Fund (b)	5,241,861	5,241,861

Total Investments in Affiliates		5,241,861

Total Investments (Cost $244,109,994) - 99.9%		306,555,917

Other assets in excess of liabilities - 0.1%		288,665

NET ASSETS - 100.0%		$306,844,582

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Variable rate security. Rate presented represents rate in effect at October 31, 2011.
(b)	Investment is in Institutional Shares of underlying fund.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
CMO - Collateralized Mortgage Obligation
IO - Interest Only
WL - Whole Loan

See notes to schedules of investments.

4

Dividend Growth
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (97.9%)
Aerospace & Defense (1.9%)
United Technologies Corp.	1,124	$87,649

Beverages (3.3%)
Coca-Cola Co. (The)	1,589	108,561
Diageo PLC, ADR	556	46,081

		154,642

Capital Markets (2.0%)
Ameriprise Financial, Inc.	1,984	92,613

Chemicals (3.6%)
Air Products & Chemicals, Inc.	534	45,999
International Flavors & Fragrances, Inc.	742	44,935
Praxair, Inc.	752	76,456

		167,390

Commercial Banks (4.3%)
PNC Financial Services Group, Inc.	2,033	109,192
U.S. Bancorp	3,611	92,406

		201,598

Communications Equipment (1.4%)
Qualcomm, Inc.	1,275	65,790

Computers & Peripherals * (4.2%)
Apple, Inc.	341	138,030
EMC Corp.	2,325	56,986

		195,016

Diversified Financial Services (2.8%)
JP Morgan Chase & Co.	3,708	128,890

Diversified Telecommunication Services (1.6%)
AT&T, Inc.	2,564	75,151

Electrical Equipment (1.4%)
Roper Industries, Inc.	801	64,961

Energy Equipment & Services (2.9%)
Schlumberger, Ltd.	1,844	135,479

Food & Staples Retailing (3.7%)
Costco Wholesale Corp.	814	67,766
CVS Caremark Corp.	2,871	104,217

		171,983

Food Products (5.5%)
HJ Heinz Co.	1,123	60,013
JM Smucker Co. (The)	604	46,520
Kellogg Co.	1,607	87,116
Mead Johnson Nutrition Co.	887	63,731

		257,380

Gas Utilities (2.3%)
Oneok, Inc.	1,377	104,721

Health Care Equipment & Supplies (5.2%)
Baxter International, Inc.	1,219	67,021

Continued

1

Dividend Growth
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Covidien PLC	1,990	93,609
Stryker Corp.	1,687	80,824

		241,454

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	955	38,964
UnitedHealth Group, Inc.	1,616	77,552

		116,516

Hotels, Restaurants & Leisure (2.6%)
McDonald’s Corp.	1,323	122,840

Household Products (2.3%)
Procter & Gamble Co. (The)	1,696	108,527

Insurance (1.1%)
Travelers Cos., Inc. (The)	831	48,489

IT Services (7.6%)
Accenture PLC, Class A	1,742	104,973
Automatic Data Processing, Inc.	1,439	75,303
International Business Machines Corp.	948	175,029

		355,305

Machinery (5.6%)
Cummins, Inc.	588	58,465
Deere & Co.	764	57,988
Eaton Corp.	1,793	80,362
Parker Hannifin Corp.	779	63,527

		260,342

Multi-Utilities (2.2%)
Wisconsin Energy Corp.	3,180	103,127

Multiline Retail (2.7%)
Macy’s, Inc.	4,109	125,448

Oil, Gas & Consumable Fuels (8.3%)
Chevron Corp.	1,194	125,430
Enbridge, Inc.	1,336	46,373
Exxon Mobil Corp.	1,369	106,905
Occidental Petroleum Corp.	1,174	109,111

		387,819

Pharmaceuticals (5.2%)
Novartis AG, ADR	1,357	76,630
Roche Holding AG, ADR	1,900	77,710
Watson Pharmaceuticals, Inc. *	1,296	87,039

		241,379

Road & Rail (1.0%)
CSX Corp.	2,018	44,820

Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	3,789	92,982

Software (1.6%)
Oracle Corp.	2,218	72,684

Continued

2

Dividend Growth
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Specialty Retail (2.8%)
Tiffany & Co.	943	75,185
TJX Cos., Inc.	944	55,630

		130,815

Textiles, Apparel & Luxury Goods (3.3%)
Nike, Inc., Class B	813	78,333
VF Corp.	547	75,606

		153,939

Trading Companies & Distributors (1.0%)
WW Grainger, Inc.	267	45,740

Total Common Stocks		4,555,489

Investments in Affiliates (1.3%)
Fifth Third Institutional Money Market Fund (a)	58,354	58,354

Total Investments in Affiliates		58,354

Total Investments (Cost $3,658,087) - 99.2%		4,613,843

Other assets in excess of liabilities - 0.8%		37,991

NET ASSETS - 100.0%		$4,651,834

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

At October 31, 2011, Dividend Growth’s investments were in the following countries:

Country

Canada	1.0%
Great Britain	1.0%
Ireland	4.3%
Switzerland	3.3%
United States	90.4%

Total	100.0%

See notes to schedules of investments.

3

Micro Cap Value
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (90.8%)
Aerospace & Defense (1.0%)
Ducommun, Inc.	33,000	$470,910

Auto Components (0.8%)
Motorcar Parts of America, Inc. *	38,222	379,162

Capital Markets (5.5%)
Edelman Financial Group, Inc.	66,770	463,384
Gladstone Capital Corp.	38,363	316,111
JMP Group, Inc.	49,500	367,290
MVC Capital, Inc.	36,662	474,039
NGP Capital Resources Co.	63,642	472,860
SWS Group, Inc.	82,521	454,691

		2,548,375

Commercial Banks (8.4%)
Center Bancorp, Inc.	40,013	371,321
Center Financial Corp. *	32,749	215,161
Independent Bank Corp.	18,327	475,036
MainSource Financial Group, Inc.	48,958	459,226
Northrim BanCorp, Inc.	22,536	427,057
Renasant Corp.	38,482	554,910
Simmons First National Corp., Class A	13,418	348,331
Sterling Bancorp	58,799	485,092
Washington Trust Bancorp, Inc.	21,683	509,117

		3,845,251

Commercial Services & Supplies (1.9%)
Consolidated Graphics, Inc. *	8,400	382,704
Schawk, Inc.	37,809	510,043

		892,747

Communications Equipment * (1.0%)
EXFO, Inc.	21,500	131,365
Westell Technologies, Inc., Class A	166,800	335,268

		466,633

Construction & Engineering (1.2%)
Pike Electric Corp. *	72,696	553,217

Distributors (0.5%)
Audiovox Corp., Class A *	29,610	210,527

Diversified Consumer Services (0.6%)
Carriage Services, Inc. *	48,860	291,206

Diversified Telecommunication Services * (2.0%)
Neutral Tandem, Inc.	34,300	361,522
Premiere Global Services, Inc.	62,454	565,833

		927,355

Electric Utilities (0.9%)
Central Vermont Public Service Corp.	11,300	399,681

Electrical Equipment (1.0%)
PowerSecure International, Inc. *	104,500	444,125

Continued

1

Micro Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Electronic Equipment, Instruments & Components (0.8%)
CTS Corp.	37,333	346,450

Energy Equipment & Services * (2.5%)
Mitcham Industries, Inc.	26,677	388,951
North American Energy Partners, Inc.	108,306	761,391

		1,150,342

Food & Staples Retailing (4.2%)
Nash Finch Co.	19,734	519,399
Spartan Stores, Inc.	31,700	542,704
Susser Holdings Corp. *	17,921	393,545
Winn-Dixie Stores, Inc. *	73,800	467,892

		1,923,540

Food Products * (1.8%)
Inventure Foods, Inc.	107,818	425,881
Overhill Farms, Inc.	105,440	408,053

		833,934

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	15,101	640,131

Health Care Equipment & Supplies * (4.6%)
Greatbatch, Inc.	15,456	345,133
Kensey Nash Corp.	22,490	604,531
Medical Action Industries, Inc.	94,429	494,808
Symmetry Medical, Inc.	74,000	672,660

		2,117,132

Health Care Providers & Services * (4.0%)
American Dental Partners, Inc.	55,223	583,155
BioScrip, Inc.	125,700	817,050
Cross Country Healthcare, Inc.	91,197	455,985

		1,856,190

Health Care Technology (1.3%)
Omnicell, Inc. *	38,455	574,902

Hotels, Restaurants & Leisure (1.6%)
Benihana, Inc., Class A *	35,540	342,606
Frisch’s Restaurants, Inc.	20,291	387,558

		730,164

Household Durables (0.8%)
Hooker Furniture Corp.	39,500	383,150

Insurance (5.3%)
American Equity Investment Life Holding Co.	49,939	541,339
AMERISAFE, Inc. *	16,380	352,989
EMC Insurance Group, Inc.	23,800	462,672
Meadowbrook Insurance Group, Inc.	60,083	622,460
SeaBright Holdings, Inc.	63,108	453,115

		2,432,575

Internet Software & Services * (2.0%)
Infospace, Inc.	59,776	523,637
Perficient, Inc.	41,660	397,020

		920,657

Continued

2

Micro Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

IT Services * (1.2%)
Ciber, Inc.	76,572	266,471
Global Cash Access Holdings, Inc.	98,700	294,126

		560,597

Machinery * (1.7%)
Flow International Corp.	48,752	126,268
Greenbrier Cos., Inc.	35,918	668,434

		794,702

Metals & Mining (0.8%)
Horsehead Holding Corp. *	43,500	377,580

Multiline Retail (0.8%)
Fred’s, Inc., Class A	28,794	350,999

Oil, Gas & Consumable Fuels (1.9%)
Petroquest Energy, Inc. *	87,000	634,230
Tsakos Energy Navigation, Ltd.	41,100	245,778

		880,008

Paper & Forest Products (1.4%)
PH Glatfelter Co.	42,192	632,880

Personal Products (1.3%)
Prestige Brands Holdings, Inc. *	56,399	596,701

Professional Services (3.7%)
Barrett Business Services, Inc.	15,605	247,651
CBIZ, Inc. *	62,951	398,480
Dolan Co. (The) *	56,453	493,964
Navigant Consulting, Inc. *	48,400	548,372

		1,688,467

Real Estate Investment Trusts (3.7%)
Gladstone Commercial Corp.	28,200	474,606
MHI Hospitality Corp. *	94,082	215,448
Monmouth Real Estate Investment Corp., Class A	67,706	568,730
UMH Properties, Inc.	44,700	448,788

		1,707,572

Road & Rail (5.2%)
Celadon Group, Inc. *	49,420	544,114
Marten Transport, Ltd.	24,820	439,562
Saia, Inc. *	34,993	467,157
USA Truck, Inc. *	50,627	445,518
Vitran Corp., Inc. *	99,050	480,392

		2,376,743

Semiconductors & Semiconductor Equipment (2.0%)
Cohu, Inc.	15,800	175,222
IXYS Corp. *	13,749	187,949
Pericom Semiconductor Corp. *	29,612	251,406
Photronics, Inc. *	27,105	169,948
Rudolph Technologies, Inc. *	20,544	151,409

		935,934

Software (0.7%)
Versant Corp. *	27,044	315,063

Continued

3

Micro Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Specialty Retail (3.6%)
Cache, Inc. *	68,233	358,906
Casual Male Retail Group, Inc. *	52,910	219,576
OfficeMax, Inc. *	83,200	425,984
Stage Stores, Inc.	21,900	342,297
Stein Mart, Inc.	41,143	298,287

		1,645,050

Thrifts & Mortgage Finance (6.4%)
Berkshire Hills Bancorp, Inc.	28,495	570,470
BofI Holding, Inc. *	41,050	628,065
Dime Community Bancshares, Inc.	50,300	599,576
ViewPoint Financial Group	47,691	613,783
WSFS Financial Corp.	12,962	515,240

		2,927,134

Trading Companies & Distributors (0.8%)
Aceto Corp.	59,098	374,681

Wireless Telecommunication Services (0.5%)
USA Mobility, Inc.	17,905	234,018

Total Common Stocks		41,736,485

Investments in Affiliates (7.9%)
Fifth Third Institutional Money Market Fund (a)	3,639,673	3,639,673

Total Investments in Affiliates		3,639,673

Total Investments (Cost $43,254,114) - 98.7%		45,376,158

Other assets in excess of liabilities - 1.3%		602,800

NET ASSETS - 100.0%		$45,978,958

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

4

Small Cap Value
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (95.9%)
Aerospace & Defense * (2.9%)
AAR Corp.	42,024	$837,538
Spirit Aerosystems Holdings, Inc., Class A	50,900	868,863

		1,706,401

Capital Markets (2.7%)
Piper Jaffray Cos. *	34,400	714,144
SWS Group, Inc.	158,149	871,401

		1,585,545

Chemicals (1.0%)
Innophos Holdings, Inc.	13,700	602,663

Commercial Banks (10.3%)
FNB Corp.	110,201	1,111,928
Glacier Bancorp, Inc.	43,587	494,712
Independent Bank Corp.	30,300	785,376
Old National Bancorp	96,258	1,113,705
Renasant Corp.	51,252	739,054
UMB Financial Corp.	27,638	1,019,013
United Bankshares, Inc.	30,259	718,349

		5,982,137

Commercial Services & Supplies (2.8%)
Consolidated Graphics, Inc. *	15,930	725,771
Schawk, Inc.	67,300	907,877

		1,633,648

Communications Equipment (1.0%)
Comtech Telecommunications Corp.	17,017	563,433

Construction & Engineering (1.3%)
Pike Electric Corp. *	98,085	746,427

Consumer Finance (1.5%)
Cash America International, Inc.	15,677	858,316

Diversified Consumer Services (0.8%)
Regis Corp.	28,102	459,749

Diversified Telecommunication Services * (2.1%)
Neutral Tandem, Inc.	55,046	580,185
Premiere Global Services, Inc.	72,100	653,226

		1,233,411

Electric Utilities (1.6%)
Unitil Corp.	35,523	947,398

Energy Equipment & Services * (4.2%)
Helix Energy Solutions Group, Inc.	38,071	687,562
North American Energy Partners, Inc.	163,017	1,146,010
Parker Drilling Co.	113,433	627,284

		2,460,856

Food & Staples Retailing (4.5%)
Nash Finch Co.	31,300	823,816
Spartan Stores, Inc.	49,200	842,304

Continued

1

Small Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Winn-Dixie Stores, Inc. *	150,258	952,636

		2,618,756

Food Products (1.8%)
Fresh Del Monte Produce, Inc.	40,928	1,042,027

Health Care Equipment & Supplies * (4.3%)
Greatbatch, Inc.	26,400	589,512
Symmetry Medical, Inc.	122,500	1,113,525
Wright Medical Group, Inc.	47,535	817,127

		2,520,164

Health Care Providers & Services (2.0%)
BioScrip, Inc. *	183,400	1,192,100

Health Care Technology (1.5%)
Omnicell, Inc. *	59,300	886,535

Independent Power Producers & Energy Traders (0.7%)
GenOn Energy, Inc. *	134,478	410,158

Insurance (4.8%)
American Equity Investment Life Holding Co.	87,900	952,836
Endurance Specialty Holdings, Ltd.	25,201	937,477
Meadowbrook Insurance Group, Inc.	86,620	897,383

		2,787,696

Internet Software & Services (1.4%)
Infospace, Inc. *	90,600	793,656

Machinery (1.8%)
Greenbrier Cos., Inc. *	56,900	1,058,909

Metals & Mining * (2.7%)
AuRico Gold, Inc.	72,330	703,769
Coeur d’Alene Mines Corp.	34,951	893,697

		1,597,466

Multi-Utilities (1.9%)
Black Hills Corp.	33,428	1,126,858

Multiline Retail (1.3%)
Fred’s, Inc., Class A	61,291	747,137

Oil, Gas & Consumable Fuels (3.0%)
Penn Virginia Corp.	57,594	350,747
Petroquest Energy, Inc. *	112,400	819,396
Tsakos Energy Navigation, Ltd.	99,615	595,698

		1,765,841

Paper & Forest Products (1.5%)
PH Glatfelter Co.	56,613	849,195

Personal Products (1.8%)
Prestige Brands Holdings, Inc. *	98,700	1,044,246

Professional Services * (2.7%)
CBIZ, Inc.	78,200	495,006
Navigant Consulting, Inc.	93,566	1,060,103

		1,555,109

Continued

2

Small Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Real Estate Investment Trusts (8.1%)
Brandywine Realty Trust	66,147	602,599
CubeSmart	89,838	881,311
Entertainment Properties Trust	19,964	894,387
First Potomac Realty Trust	49,165	698,635
LaSalle Hotel Properties	34,489	824,632
Lexington Realty Trust	101,200	795,432

		4,696,996

Road & Rail (2.7%)
Marten Transport, Ltd.	44,100	781,011
Werner Enterprises, Inc.	34,444	816,323

		1,597,334

Semiconductors & Semiconductor Equipment * (3.1%)
Entegris, Inc.	90,740	813,030
FEI Co.	12,113	481,613
Photronics, Inc.	85,300	534,831

		1,829,474

Specialty Retail (6.2%)
Foot Locker, Inc.	27,900	609,894
OfficeMax, Inc. *	176,900	905,728
Rent-A-Center, Inc.	41,154	1,405,409
Stage Stores, Inc.	43,000	672,090

		3,593,121

Thrifts & Mortgage Finance (4.4%)
Berkshire Hills Bancorp, Inc.	36,700	734,734
Dime Community Bancshares, Inc.	70,800	843,936
ViewPoint Financial Group	76,530	984,941

		2,563,611

Water Utilities (1.5%)
California Water Service Group	46,740	867,962

Total Common Stocks		55,924,335

Investments in Affiliates (3.6%)
Fifth Third Institutional Money Market Fund (a)	2,108,535	2,108,535

Total Investments in Affiliates		2,108,535

Total Investments (Cost $56,627,682) - 99.5%		58,032,870

Other assets in excess of liabilities - 0.5%		302,622

NET ASSETS - 100.0%		$58,335,492

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

Continued

3

Small Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

At October 31, 2011, Small Cap Value’s investments were in the following countries:

Country

Bermuda	1.6%
Canada	3.2%
Greece	1.0%
United States	94.2%

Total	100.0%

See notes to schedules of investments.

4

All Cap Value
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (98.2%)
Aerospace & Defense (3.5%)
AAR Corp. *	61,629	$1,228,266
General Dynamics Corp.	16,486	1,058,236
Spirit Aerosystems Holdings, Inc., Class A *	56,992	972,854

		3,259,356

Biotechnology * (3.5%)
Amgen, Inc.	45,389	2,599,428
Gilead Sciences, Inc.	16,587	691,014

		3,290,442

Capital Markets (6.4%)
Ameriprise Financial, Inc.	37,575	1,754,001
Goldman Sachs Group, Inc. (The)	15,881	1,739,764
Invesco, Ltd.	48,135	966,069
Legg Mason, Inc.	49,876	1,371,590
Piper Jaffray Cos. *	4,952	102,804

		5,934,228

Chemicals (2.0%)
Dow Chemical Co. (The)	66,852	1,863,834

Commercial Banks (5.0%)
KeyCorp	230,611	1,628,113
Old National Bancorp	90,103	1,042,492
UMB Financial Corp.	9,647	355,685
Wells Fargo & Co.	63,510	1,645,544

		4,671,834

Diversified Financial Services (6.1%)
Citigroup, Inc.	89,451	2,825,757
JP Morgan Chase & Co.	67,932	2,361,316
NYSE Euronext	19,977	530,789

		5,717,862

Diversified Telecommunication Services (5.6%)
AT&T, Inc.	30,276	887,390
CenturyLink, Inc.	51,516	1,816,454
Neutral Tandem, Inc. *	46,433	489,404
Verizon Communications, Inc.	55,236	2,042,627

		5,235,875

Electric Utilities (5.4%)
Edison International	22,288	904,893
Exelon Corp.	25,240	1,120,403
FirstEnergy Corp.	28,340	1,274,166
NextEra Energy, Inc.	16,469	928,852
Pepco Holdings, Inc.	42,795	847,341

		5,075,655

Electronic Equipment, Instruments & Components (1.4%)
Avnet, Inc. *	18,774	569,040
Corning, Inc.	51,241	732,234

		1,301,274

Energy Equipment & Services (5.2%)
Ensco PLC, ADR	38,136	1,893,834

Continued

1

All Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Helix Energy Solutions Group, Inc. *	13,952	251,973
Nabors Industries, Ltd. *	31,317	574,041
Noble Corp. *	33,376	1,199,533
North American Energy Partners, Inc. *	132,967	934,758

		4,854,139

Food & Staples Retailing (1.1%)
Spartan Stores, Inc.	19,669	336,733
Winn-Dixie Stores, Inc. *	113,659	720,598

		1,057,331

Food Products (2.5%)
Archer-Daniels-Midland Co.	49,048	1,419,449
Kraft Foods, Inc., Class A	26,168	920,590

		2,340,039

Health Care Equipment & Supplies * (1.7%)
Hologic, Inc.	71,228	1,148,195
Symmetry Medical, Inc.	50,561	459,600

		1,607,795

Health Care Providers & Services (3.9%)
CIGNA Corp.	10,299	456,658
Omnicare, Inc.	18,694	557,455
UnitedHealth Group, Inc.	55,024	2,640,602

		3,654,715

Industrial Conglomerates (3.8%)
General Electric Co.	112,240	1,875,530
Tyco International, Ltd.	36,731	1,673,097

		3,548,627

Insurance (8.2%)
Aflac, Inc.	32,633	1,471,422
Allstate Corp. (The)	35,330	930,592
American Equity Investment Life Holding Co.	41,713	452,169
AON Corp.	14,851	692,354
Meadowbrook Insurance Group, Inc.	106,694	1,105,350
Progressive Corp. (The)	65,817	1,251,181
Prudential Financial, Inc.	18,391	996,792
Reinsurance Group of America, Inc.	14,923	779,428

		7,679,288

Leisure Equipment & Products (0.7%)
Mattel, Inc.	24,671	696,709

Machinery (1.1%)
Eaton Corp.	12,152	544,653
Greenbrier Cos., Inc. *	24,726	460,151

		1,004,804

Media (4.5%)
DISH Network Corp., Class A *	25,351	612,734
Time Warner, Inc.	51,414	1,798,976
Viacom, Inc., Class B	40,616	1,781,011

		4,192,721

Metals & Mining (1.5%)
Alcoa, Inc.	74,364	800,157

Continued

2

All Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Coeur d’Alene Mines Corp. *	25,204	644,466

		1,444,623

Multi-Utilities (0.8%)
PG&E Corp.	17,943	769,755

Office Electronics (1.5%)
Xerox Corp.	171,291	1,401,160

Oil, Gas & Consumable Fuels (7.3%)
BP PLC, ADR	47,907	2,116,531
Chevron Corp.	22,428	2,356,062
Petroquest Energy, Inc. *	78,980	575,764
Royal Dutch Shell PLC, ADR	18,396	1,320,833
Tsakos Energy Navigation, Ltd.	70,307	420,436

		6,789,626

Personal Products (0.3%)
Prestige Brands Holdings, Inc. *	24,054	254,491

Pharmaceuticals (4.8%)
Johnson & Johnson	17,416	1,121,416
Merck & Co., Inc.	55,185	1,903,883
Teva Pharmaceutical Industries, Ltd., ADR	34,855	1,423,827

		4,449,126

Professional Services * (1.5%)
CBIZ, Inc.	111,134	703,478
Navigant Consulting, Inc.	58,336	660,947

		1,364,425

Real Estate Investment Trusts (1.2%)
Health Care, Inc.	21,306	1,122,613

Road & Rail (0.3%)
Marten Transport, Ltd.	18,362	325,191

Semiconductors & Semiconductor Equipment (2.8%)
Intel Corp.	91,580	2,247,373
Photronics, Inc. *	56,351	353,321

		2,600,694

Software (2.1%)
Microsoft Corp.	73,548	1,958,583

Specialty Retail (1.0%)
Foot Locker, Inc.	21,127	461,836
OfficeMax, Inc. *	83,453	427,280

		889,116

Tobacco (1.5%)
Altria Group, Inc.	49,343	1,359,400

Total Common Stocks		91,715,331

Investments in Affiliates (2.3%)
Fifth Third Institutional Money Market Fund (a)	2,131,732	2,131,732

Total Investments in Affiliates		2,131,732

Continued

3

All Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Total Investments (Cost $87,388,751) - 100.5%	93,847,063

Liabilities in excess of other assets - (0.5)%	(438,918)

NET ASSETS - 100.0%	$93,408,145

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

The following abbreviations are used in the Schedule of Investments:
ADR - American Depositary Receipt

At October 31, 2011, All Cap Value’s investments were in the following countries:

Country

Bermuda	0.6%
Canada	1.0%
Great Britain	4.3%
Greece	0.4%
Israel	1.5%
Netherlands	1.4%
Switzerland	3.1%
United States	87.7%

Total	100.0%

See notes to schedules of investments.

4

Disciplined Large Cap Value
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (98.9%)
Aerospace & Defense (2.8%)
General Dynamics Corp.	78,911	$5,065,297

Biotechnology * (4.9%)
Amgen, Inc.	87,918	5,035,064
Gilead Sciences, Inc.	95,276	3,969,198

		9,004,262

Capital Markets (6.4%)
Ameriprise Financial, Inc.	87,284	4,074,417
Goldman Sachs Group, Inc. (The)	47,575	5,211,841
Invesco, Ltd.	122,552	2,459,619

		11,745,877

Chemicals (1.8%)
Dow Chemical Co. (The)	118,493	3,303,585

Commercial Banks (2.0%)
KeyCorp	512,411	3,617,622

Consumer Finance (1.8%)
Discover Financial Services	139,425	3,284,853

Diversified Financial Services (3.4%)
Citigroup, Inc.	199,687	6,308,112

Diversified Telecommunication Services (5.7%)
AT&T, Inc.	244,470	7,165,416
CenturyLink, Inc.	90,328	3,184,965

		10,350,381

Electric Utilities (4.5%)
Exelon Corp.	92,739	4,116,684
NextEra Energy, Inc.	73,836	4,164,351

		8,281,035

Electronic Equipment, Instruments & Components (2.2%)
Corning, Inc.	285,194	4,075,422

Energy Equipment & Services (4.2%)
Ensco PLC, ADR	88,045	4,372,315
Noble Corp. *	90,709	3,260,081

		7,632,396

Food Products (1.6%)
Archer-Daniels-Midland Co.	101,366	2,933,532

Health Care Providers & Services (7.7%)
CIGNA Corp.	138,411	6,137,144
UnitedHealth Group, Inc.	165,179	7,926,940

		14,064,084

Industrial Conglomerates (2.2%)
Tyco International, Ltd.	86,396	3,935,338

Insurance (11.9%)
Aflac, Inc.	128,134	5,777,562
AON Corp.	78,911	3,678,831
Progressive Corp. (The)	228,358	4,341,085
Continued

1

Disciplined Large Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Prudential Financial, Inc.	109,739	5,947,854
Reinsurance Group of America, Inc.	40,216	2,100,482

		21,845,814

Leisure Equipment & Products (1.8%)
Mattel, Inc.	116,717	3,296,088

Machinery (2.6%)
Eaton Corp.	105,806	4,742,225

Media (5.5%)
DISH Network Corp., Class A *	93,627	2,262,964
Time Warner, Inc.	138,918	4,860,741
Viacom, Inc., Class B	67,239	2,948,430

		10,072,135

Metals & Mining (0.8%)
Alcoa, Inc.	132,448	1,425,140

Office Electronics (2.1%)
Xerox Corp.	467,881	3,827,267

Oil, Gas & Consumable Fuels (10.5%)
BP PLC, ADR	135,493	5,986,081
Chevron Corp.	80,306	8,436,145
Royal Dutch Shell PLC, ADR	67,239	4,827,760

		19,249,986

Pharmaceuticals (3.9%)
Merck & Co., Inc.	138,284	4,770,798
Teva Pharmaceutical Industries, Ltd., ADR	56,455	2,306,187

		7,076,985

Semiconductors & Semiconductor Equipment (3.8%)
Intel Corp.	281,642	6,911,495

Software (2.3%)
Microsoft Corp.	160,866	4,283,862

Tobacco (2.5%)
Altria Group, Inc.	165,687	4,564,677

Total Common Stocks		180,897,470

Investments in Affiliates (0.4%)
Fifth Third Institutional Money Market Fund (a)	683,159	683,159

Total Investments in Affiliates		683,159

Total Investments (Cost $164,226,679) - 99.3%		181,580,629

Other assets in excess of liabilities - 0.7%		1,246,900

NET ASSETS - 100.0%		$182,827,529

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

Continued

2

Disciplined Large Cap Value
Schedule of Investments, continued
October 31, 2011 (Unaudited)

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt

At October 31, 2011, Disciplined Large Cap Value’s investments were in the following countries:

Country

Great Britain	5.7%
Israel	1.3%
Netherlands	2.6%
Switzerland	4.0%
United States	86.4%

Total	100.0%

See notes to schedules of investments.

3

Structured Large Cap Plus
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (114.1%)
Aerospace & Defense (3.0%)
BE Aerospace, Inc. * (b)	5,155	$194,498
Boeing Co. (The) (b)	2,658	174,870
Honeywell International, Inc.	12,666	663,698
Raytheon Co. (b)	3,695	163,282
TransDigm Group, Inc. * (b)	2,574	241,750
United Technologies Corp. (b)	10,557	823,235

		2,261,333

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	931	65,393

Airlines (1.0%)
Alaska Air Group, Inc. *	5,870	390,531
Southwest Airlines Co. (b)	45,552	389,470

		780,001

Beverages (2.5%)
Coca-Cola Co. (The) (b)	11,895	812,666
Constellation Brands, Inc., Class A * (b)	20,028	404,966
Dr. Pepper Snapple Group, Inc. (b)	10,655	399,030
PepsiCo, Inc.	4,668	293,851

		1,910,513

Biotechnology * (2.5%)
Amgen, Inc.	12,041	689,588
Biogen Idec, Inc. (b)	5,124	596,229
Gilead Sciences, Inc. (b)	13,565	565,118

		1,850,935

Building Products (0.5%)
Owens Corning *	14,688	416,845

Capital Markets (1.8%)
Ameriprise Financial, Inc. (b)	9,851	459,845
Franklin Resources, Inc.	764	81,465
KKR & Co. L.P. (b)	30,928	416,909
Legg Mason, Inc. (b)	13,474	370,535

		1,328,754

Chemicals (3.2%)
CF Industries Holdings, Inc. (b)	2,685	435,695
Eastman Chemical Co. (b)	10,506	412,780
Ferro Corp. *	52,264	338,148
Minerals Technologies, Inc. (b)	4,900	268,716
PPG Industries, Inc. (b)	5,856	506,017
Sherwin-Williams Co. (The) (b)	4,256	352,014
Westlake Chemical Corp.	1,923	79,247

		2,392,617

Commercial Banks (3.0%)
M&T Bank Corp.	5,543	421,878
PNC Financial Services Group, Inc. (b)	10,644	571,689
Wells Fargo & Co.	47,779	1,237,954

		2,231,521

Continued

1

Structured Large Cap Plus
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Commercial Services & Supplies (0.8%)
Cintas Corp.	5,843	174,647
RR Donnelley & Sons Co. (b)	24,929	406,343

		580,990

Communications Equipment (1.8%)
Cisco Systems, Inc. * (b)	13,965	258,772
Harris Corp. (b)	10,135	382,596
Motorola Solutions, Inc. * (b)	10,026	470,320
Qualcomm, Inc.	4,159	214,604

		1,326,292

Computers & Peripherals (5.2%)
Apple, Inc. *	5,104	2,065,997
Dell, Inc. *	25,026	395,661
Hewlett-Packard Co. (b)	27,949	743,723
SanDisk Corp. * (b)	5,779	292,822
Western Digital Corp. * (b)	13,762	366,620

		3,864,823

Construction & Engineering (0.5%)
URS Corp. *	11,157	398,305

Consumer Finance (b) (1.2%)
Capital One Financial Corp.	11,074	505,639
Discover Financial Services	17,366	409,143

		914,782

Containers & Packaging (0.5%)
Sealed Air Corp. (b)	20,081	357,442

Distributors (0.6%)
Genuine Parts Co. (b)	7,668	440,373

Diversified Consumer Services (0.4%)
ITT Educational Services, Inc. *	5,365	332,415

Diversified Financial Services (3.3%)
Bank of America Corp.	12,070	82,438
Citigroup, Inc. (b)	16,536	522,372
JP Morgan Chase & Co. (b)	28,272	982,735
Leucadia National Corp.	1,292	34,664
Moody’s Corp.	12,233	434,149
NASDAQ OMX Group, Inc. (The) * (b)	14,559	364,703
NYSE Euronext	1,685	44,771

		2,465,832

Diversified Telecommunication Services (3.3%)
AT&T, Inc.	50,152	1,469,955
Verizon Communications, Inc.	27,553	1,018,910

		2,488,865

Electric Utilities (2.3%)
American Electric Power Co., Inc.	2,944	115,640
Duke Energy Corp. (b)	5,860	119,661
Edison International	11,216	455,370
Entergy Corp.	6,293	435,287
Portland General Electric Co. (b)	14,375	352,762

Continued

2

Structured Large Cap Plus
Schedule of Investments, continued
October 31, 2011 (Unaudited)

PPL Corp.	9,419	276,636

		1,755,356

Electronic Equipment, Instruments & Components (b) (1.1%)
Jabil Circuit, Inc.	20,438	420,206
Vishay Intertechnology, Inc. *	37,155	399,416

		819,622

Energy Equipment & Services (2.7%)
Baker Hughes, Inc. (b)	8,457	490,421
Nabors Industries, Ltd. *	26,140	479,146
Noble Corp. *	12,425	446,555
Schlumberger, Ltd.	3,253	238,998
SEACOR Holdings, Inc.	4,077	347,157

		2,002,277

Food & Staples Retailing (2.1%)
CVS Caremark Corp. (b)	14,350	520,905
Wal-Mart Stores, Inc.	17,932	1,017,103
Walgreen Co. (b)	1,754	58,233

		1,596,241

Food Products (1.2%)
Campbell Soup Co.	5,337	177,455
ConAgra Foods, Inc. (b)	9,274	234,911
HJ Heinz Co. (b)	8,732	466,638
Kraft Foods, Inc., Class A	1,506	52,981

		931,985

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc. (b)	4,179	229,761
Varian Medical Systems, Inc. *	7,101	416,971

		646,732

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	10,528	429,542
Cardinal Health, Inc. (b)	10,035	444,250
CIGNA Corp. (b)	1,913	84,823
HealthSouth Corp. *	18,843	332,767
Humana, Inc. * (b)	5,411	459,340
Tenet Healthcare Corp. *	3,795	17,950
UnitedHealth Group, Inc.	663	31,817
WellPoint, Inc. * (b)	772	53,191

		1,853,680

Hotels, Restaurants & Leisure (2.2%)
McDonald’s Corp. (b)	7,185	667,127
Starbucks Corp. (b)	13,445	569,262
Wynn Resorts, Ltd.	2,974	394,947

		1,631,336

Household Durables (0.5%)
Tempur-Pedic International, Inc. *	5,833	396,994

Household Products (3.1%)
Colgate-Palmolive Co.	5,768	521,254
Kimberly-Clark Corp.	4,787	333,702

Continued

3

Structured Large Cap Plus
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Procter & Gamble Co. (The)	23,129	1,480,025

		2,334,981

Independent Power Producers & Energy Traders (0.6%)
Constellation Energy Group, Inc.	1,296	51,451
NRG Energy, Inc. * (b)	17,425	373,244

		424,695

Industrial Conglomerates (2.7%)
3M Co. (b)	9,082	717,660
General Electric Co. (b)	46,367	774,793
Tyco International, Ltd.	11,079	504,648

		1,997,101

Insurance (4.2%)
Berkshire Hathaway, Inc., Class B *	6,539	509,127
Hartford Financial Services Group, Inc. (b)	10,320	198,660
Principal Financial Group, Inc.	16,398	422,740
ProAssurance Corp.	1,086	83,133
Prudential Financial, Inc. (b)	10,462	567,040
Reinsurance Group of America, Inc.	7,168	374,385
Travelers Cos., Inc. (The)	9,690	565,412
Unum Group (b)	18,229	434,579

		3,155,076

Internet & Catalog Retail * (0.9%)
Amazon.com, Inc.	801	171,021
priceline.com, Inc.	994	504,674

		675,695

Internet Software & Services (1.3%)
Google, Inc., Class A * (b)	982	581,972
IAC / InterActiveCorp * (b)	3,505	143,109
VeriSign, Inc.	7,850	251,907

		976,988

IT Services (4.0%)
Automatic Data Processing, Inc. (b)	8,650	452,654
Global Payments, Inc.	8,362	383,983
International Business Machines Corp.	9,624	1,776,879
SAIC, Inc. *	29,848	371,011

		2,984,527

Leisure Equipment & Products (0.5%)
Polaris Industries, Inc. (b)	6,450	408,543

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific, Inc. * (b)	9,080	456,452

Machinery (2.9%)
Caterpillar, Inc.	8,592	811,600
Eaton Corp. (b)	11,471	514,130
Oshkosh Corp. *	19,909	415,302
Timken Co.	10,245	431,520

		2,172,552

Media (4.3%)
CBS Corp., Class B (b)	19,833	511,890

Continued

4

Structured Large Cap Plus
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Comcast Corp., Class A	33,117	776,594
DIRECTV, Class A *	12,544	570,250
McGraw-Hill Cos., Inc. (The)	4,241	180,243
News Corp., Class A *	35,608	623,852
Viacom, Inc., Class B (b)	11,879	520,894
Walt Disney Co. (The)	891	31,078

		3,214,801

Metals & Mining (b) (1.5%)
Cliffs Natural Resources, Inc.	6,607	450,729
Freeport-McMoRan Copper & Gold, Inc.	15,992	643,838

		1,094,567

Multi-Utilities (b) (1.0%)
Ameren Corp.	12,900	411,252
Sempra Energy	6,646	357,090

		768,342

Multiline Retail (b) (1.0%)
Dillard’s, Inc., Class A	7,262	374,211
Macy’s, Inc.	13,230	403,912

		778,123

Oil, Gas & Consumable Fuels (11.2%)
Anadarko Petroleum Corp. (b)	6,983	548,165
Apache Corp. (b)	6,482	645,802
Chesapeake Energy Corp. (b)	7,513	211,265
Chevron Corp.	16,573	1,740,994
ConocoPhillips	14,196	988,751
Devon Energy Corp. (b)	1,769	114,896
Exxon Mobil Corp.	26,567	2,074,617
Marathon Oil Corp. (b)	19,467	506,726
Murphy Oil Corp. (b)	8,654	479,172
Occidental Petroleum Corp.	840	78,070
Tesoro Corp. *	17,286	448,399
Valero Energy Corp. (b)	21,621	531,877

		8,368,734

Paper & Forest Products (0.2%)
Domtar Corp.	1,853	151,779

Pharmaceuticals (5.8%)
Abbott Laboratories	3,291	177,286
Eli Lilly & Co. (b)	15,820	587,871
Johnson & Johnson	12,239	788,069
Merck & Co., Inc. (b)	30,544	1,053,768
Pfizer, Inc.	69,617	1,340,824
Watson Pharmaceuticals, Inc. * (b)	5,587	375,223

		4,323,041

Real Estate Investment Trusts (1.5%)
AvalonBay Communities, Inc.	2,037	272,326
Boston Properties, Inc.	2,785	275,687
Equity Residential	2,250	132,030
Health Care, Inc.	943	49,687
Kimco Realty Corp.	2,619	45,754
Public Storage	2,406	310,494

Continued

5

Structured Large Cap Plus
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Simon Property Group, Inc.	374	48,037

		1,134,015

Road & Rail (0.6%)
Ryder System, Inc. (b)	8,823	449,444

Semiconductors & Semiconductor Equipment (3.7%)
Altera Corp. (b)	3,715	140,873
Intel Corp.	49,075	1,204,300
Micron Technology, Inc. *	14,217	79,473
Novellus Systems, Inc. * (b)	10,301	355,900
Teradyne, Inc. * (b)	30,511	436,917
Texas Instruments, Inc. (b)	17,067	524,469

		2,741,932

Software (4.6%)
Adobe Systems, Inc. * (b)	4,949	145,550
BMC Software, Inc. *	9,740	338,562
CA, Inc. (b)	19,188	415,612
Microsoft Corp. (b)	61,407	1,635,269
Oracle Corp.	13,997	458,682
Symantec Corp. * (b)	24,908	423,685

		3,417,360

Specialty Retail (3.6%)
AutoZone, Inc. * (b)	1,244	402,546
Bed Bath & Beyond, Inc. *	7,104	439,311
GameStop Corp., Class A *	15,318	391,681
Home Depot, Inc.	17,343	620,880
Limited Brands, Inc. (b)	9,909	423,213
Ross Stores, Inc. (b)	5,019	440,317

		2,717,948

Textiles, Apparel & Luxury Goods (0.6%)
VF Corp.	3,202	442,580

Thrifts & Mortgage Finance (0.3%)
People’s United Financial, Inc. (b)	17,174	218,968

Tobacco (2.7%)
Altria Group, Inc.	25,746	709,302
Lorillard, Inc. (b)	4,014	444,189
Philip Morris International, Inc. (b)	12,810	895,035

		2,048,526

Total Common Stocks		85,499,024

Investments in Affiliates (1.3%)
Fifth Third Institutional Money Market Fund (a)	947,232	947,232

Total Investments in Affiliates		947,232

Total Investments (Cost $74,234,036) - 115.4%		86,446,256

Securities Sold Short
(Proceeds $14,670,529) - (15.5)%		(11,597,326)

Other assets in excess of liabilities - 0.1%		79,401

NET ASSETS - 100.0%		$74,928,331

See notes to schedules of investments.

6

Structured Large Cap Plus
Schedule of Securities Sold Short
October 31, 2011 (Unaudited)

Common Stocks (15.5)%
Biotechnology * (0.4%)
Dendreon Corp.	(8,207)	(89,785)
Human Genome Sciences, Inc.	(24,136)	(247,635)

		(337,420)

Capital Markets (0.9%)
Janus Capital Group, Inc. *	(11,991)	(78,661)
Morgan Stanley	(13,454)	(237,329)
Northern Trust Corp.	(8,124)	(328,778)

		(644,768)

Commercial Services & Supplies (0.0%)
Stericycle, Inc. *	(257)	(21,480)

Communications Equipment (0.1%)
JDS Uniphase Corp. *	(7,124)	(85,488)

Construction & Engineering * (0.7%)
Quanta Services, Inc.	(12,436)	(259,788)
Shaw Group, Inc. (The)	(12,714)	(295,728)

		(555,516)

Construction Materials (0.4%)
Vulcan Materials Co.	(10,573)	(330,829)

Diversified Telecommunication Services (0.3%)
CenturyLink, Inc.	(6,151)	(216,884)

Electrical Equipment (0.3%)
GrafTech International, Ltd. *	(15,205)	(238,871)

Food Products (0.3%)
Archer-Daniels-Midland Co.	(9,016)	(260,923)

Health Care Providers & Services (0.5%)
Patterson Cos., Inc.	(10,971)	(345,257)

Hotels, Restaurants & Leisure (0.7%)
Choice Hotels International, Inc.	(3,998)	(143,089)
Starwood Hotels & Resorts Worldwide, Inc.	(6,946)	(348,064)

		(491,153)

Household Durables (1.0%)
DR Horton, Inc.	(5,304)	(59,033)
Lennar Corp., Class A	(24,087)	(398,399)
Toll Brothers, Inc. *	(16,356)	(285,249)

		(742,681)

Independent Power Producers & Energy Traders (0.3%)
Calpine Corp. *	(14,507)	(220,071)

Insurance (1.1%)
Allstate Corp. (The)	(4,326)	(113,947)
Genworth Financial, Inc., Class A *	(5,599)	(35,721)
Old Republic International Corp.	(37,519)	(331,668)
Platinum Underwriters Holdings, Ltd.	(10,990)	(380,584)

		(861,920)

Continued

7

Structured Large Cap Plus
Schedule of Securities Sold Short, continued
October 31, 2011 (Unaudited)

IT Services (0.3%)
Cognizant Technology Solutions Corp., Class A *	(3,223)	(234,473)

Leisure Equipment & Products (0.5%)
Hasbro, Inc.	(9,057)	(344,710)

Machinery (0.5%)
Flowserve Corp.	(1,815)	(168,233)
Lincoln Electric Holdings, Inc.	(6,023)	(219,237)

		(387,470)

Media (0.4%)
DreamWorks Animation SKG, Inc., Class A *	(17,708)	(328,483)

Metals & Mining (1.5%)
AK Steel Holding Corp.	(46,732)	(389,278)
Allegheny Technologies, Inc.	(446)	(20,694)
Nucor Corp.	(8,966)	(338,735)
United States Steel Corp.	(13,496)	(342,259)

		(1,090,966)

Oil, Gas & Consumable Fuels * (1.0%)
InterOil Corp.	(7,517)	(357,133)
McMoRan Exploration Co.	(31,057)	(378,274)

		(735,407)

Paper & Forest Products (0.5%)
Louisiana-Pacific Corp. *	(58,377)	(388,207)

Pharmaceuticals * (0.1%)
Hospira, Inc.	(1,542)	(48,496)
Nektar Therapeutics	(1,361)	(7,377)

		(55,873)

Professional Services (0.5%)
Dun & Bradstreet Corp.	(5,074)	(339,248)

Semiconductors & Semiconductor Equipment * (0.8%)
Cree, Inc.	(8,891)	(236,856)
MEMC Electronic Materials, Inc.	(57,494)	(344,389)

		(581,245)

Software * (0.6%)
Red Hat, Inc.	(4,285)	(212,750)
Salesforce.com, Inc.	(1,889)	(251,558)

		(464,308)

Specialty Retail (0.9%)
CarMax, Inc. *	(11,950)	(359,217)
Staples, Inc.	(20,576)	(307,817)

		(667,034)

Thrifts & Mortgage Finance (0.5%)
Hudson City Bancorp, Inc.	(56,401)	(352,506)

Water Utilities (0.4%)
Aqua America, Inc.	(12,354)	(274,135)

Total Common Stocks		(11,597,326)

Continued

8

Structured Large Cap Plus
Schedule of Securities Sold Short, continued
October 31, 2011 (Unaudited)

TOTAL SECURITIES SOLD SHORT
(Proceeds $14,670,529) - (15.5)%	$(11,597,326)

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.
(b)	All or part of this security has been designated as collateral for futures and short sales.

See notes to schedules of investments.

9

Equity Index
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Common Stocks (98.0%)
Aerospace & Defense (2.6%)
Boeing Co. (The)	21,676	$1,426,064
General Dynamics Corp.	10,576	678,873
Goodrich Corp.	3,631	445,270
Honeywell International, Inc.	22,887	1,199,279
ITT Corp.	5,354	244,142
L-3 Communications Holdings, Inc.	3,086	209,169
Lockheed Martin Corp.	8,064	612,058
Northrop Grumman Corp.	8,144	470,316
Precision Castparts Corp.	4,184	682,620
Raytheon Co.	10,358	457,720
Rockwell Collins, Inc.	4,480	250,118
United Technologies Corp.	26,441	2,061,869

		8,737,498

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	4,739	329,029
Expeditors International of Washington, Inc.	6,176	281,626
FedEx Corp.	9,180	751,199
United Parcel Service, Inc., Class B	28,680	2,014,483

		3,376,337

Airlines (0.1%)
Southwest Airlines Co.	23,023	196,847

Auto Components (0.2%)
Goodyear Tire & Rubber Co. (The) *	7,100	101,956
Johnson Controls, Inc.	19,730	649,709

		751,665

Automobiles (0.5%)
Ford Motor Co. *	111,704	1,304,703
Harley-Davidson, Inc.	6,871	267,282

		1,571,985

Beverages (2.5%)
Brown-Forman Corp., Class B	2,998	224,040
Coca-Cola Co. (The)	67,049	4,580,788
Coca-Cola Enterprises, Inc.	9,452	253,503
Constellation Brands, Inc., Class A *	5,204	105,225
Dr. Pepper Snapple Group, Inc.	6,437	241,066
Molson Coors Brewing Co., Class B	4,621	195,653
PepsiCo, Inc.	46,198	2,908,164

		8,508,439

Beverages-Wine / Spirits (0.1%)
Beam, Inc.	4,483	221,595

Biotechnology (1.2%)
Amgen, Inc.	27,037	1,548,409
Biogen Idec, Inc. *	7,027	817,662
Celgene Corp. *	13,459	872,547
Gilead Sciences, Inc. *	22,538	938,933

		4,177,551

Building Products (0.0%)
Masco Corp.	10,414	99,974

Continued

1

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Capital Markets (1.9%)
Ameriprise Financial, Inc.	6,751	315,137
Bank of New York Mellon Corp. (The)	36,110	768,421
BlackRock, Inc.	2,916	460,116
Charles Schwab Corp. (The)	31,482	386,599
E*Trade Financial Corp. *	7,321	79,433
Federated Investors, Inc., Class B	2,707	52,895
Franklin Resources, Inc.	4,194	447,206
Goldman Sachs Group, Inc. (The)	14,758	1,616,739
Invesco, Ltd.	13,437	269,680
Janus Capital Group, Inc. *	5,415	35,522
Legg Mason, Inc.	3,866	106,315
Morgan Stanley	43,220	762,401
Northern Trust Corp.	7,032	284,585
State Street Corp.	14,658	592,037
T Rowe Price Group, Inc.	7,554	399,153

		6,576,239

Chemicals (2.2%)
Air Products & Chemicals, Inc.	6,162	530,795
Airgas, Inc.	2,032	140,106
CF Industries Holdings, Inc.	2,079	337,359
Dow Chemical Co. (The)	34,666	966,488
E.I. du Pont de Nemours & Co.	27,353	1,314,859
Eastman Chemical Co.	4,132	162,346
Ecolab, Inc.	6,747	363,259
FMC Corp.	2,086	164,565
International Flavors & Fragrances, Inc.	2,338	141,589
Monsanto Co.	15,587	1,133,954
Mosaic Co. (The)	8,081	473,223
PPG Industries, Inc.	4,599	397,400
Praxair, Inc.	8,843	899,068
Sherwin-Williams Co. (The)	2,570	212,565
Sigma-Aldrich Corp.	3,542	231,930

		7,469,506

Commercial Banks (2.4%)
BB&T Corp.	20,254	472,728
Comerica, Inc.	5,843	149,289
First Horizon National Corp.	7,658	53,529
Huntington Bancshares, Inc.	25,108	130,059
KeyCorp	27,650	195,209
M&T Bank Corp.	3,649	277,725
PNC Financial Services Group, Inc.	15,305	822,032
Regions Financial Corp.	36,539	143,598
SunTrust Banks, Inc.	15,613	308,045
U.S. Bancorp	56,029	1,433,782
Wells Fargo & Co.	154,339	3,998,924
Zions Bancorporation	5,346	92,807

		8,077,727

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,073	81,742
Cintas Corp.	3,276	97,920
Iron Mountain, Inc.	5,836	180,507
Pitney Bowes, Inc.	5,928	120,813
Republic Services, Inc.	9,368	266,613
RR Donnelley & Sons Co.	5,454	88,900
Stericycle, Inc. *	2,497	208,699

Continued

2

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Waste Management, Inc.	13,790	454,105

		1,499,299

Communications Equipment (2.1%)
Cisco Systems, Inc. *	160,746	2,978,623
F5 Networks, Inc. *	2,359	245,218
Harris Corp.	3,699	139,637
JDS Uniphase Corp. *	6,601	79,212
Juniper Networks, Inc. *	15,502	379,334
Motorola Mobility Holdings, Inc. *	7,630	296,655
Motorola Solutions, Inc. *	8,787	412,198
Qualcomm, Inc.	48,932	2,524,891
Tellabs, Inc.	10,565	45,747

		7,101,515

Computers & Peripherals (4.6%)
Apple, Inc. *	27,053	10,950,513
Dell, Inc. *	45,263	715,608
EMC Corp. *	60,421	1,480,919
Hewlett-Packard Co.	60,318	1,605,062
Lexmark International, Inc., Class A *	2,304	73,037
NetApp, Inc. *	10,698	438,190
SanDisk Corp. *	6,932	351,244
Western Digital Corp. *	6,758	180,033

		15,794,606

Construction & Engineering (0.2%)
Fluor Corp.	5,068	288,116
Jacobs Engineering Group, Inc. *	3,688	143,094
Quanta Services, Inc. *	6,284	131,273

		562,483

Construction Materials (0.0%)
Vulcan Materials Co.	3,755	117,494

Consumer Finance (0.8%)
American Express Co.	30,415	1,539,607
Capital One Financial Corp.	13,351	609,607
Discover Financial Services	15,863	373,732
SLM Corp. *	15,338	209,671

		2,732,617

Containers & Packaging (0.1%)
Ball Corp.	4,885	168,874
Bemis Co., Inc.	3,063	86,101
Owens-Illinois, Inc. *	4,769	95,761
Sealed Air Corp.	4,657	82,895

		433,631

Distributors (0.1%)
Genuine Parts Co.	4,575	262,742

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A *	3,541	167,666
DeVry, Inc.	1,780	67,071
H&R Block, Inc.	8,877	135,729

		370,466

Diversified Financial Services (3.0%)
Bank of America Corp. (b)	296,486	2,024,999

Continued

3

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Citigroup, Inc.	85,400	2,697,786
CME Group, Inc.	1,950	537,342
IntercontinentalExchange, Inc. *	2,138	277,684
JP Morgan Chase & Co.	113,722	3,952,977
Leucadia National Corp.	5,761	154,568
Moody’s Corp.	5,763	204,529
NASDAQ OMX Group, Inc. (The) *	3,766	94,338
NYSE Euronext	7,613	202,277

		10,146,500

Diversified Telecommunication Services (2.7%)
AT&T, Inc. (b)	172,968	5,069,692
CenturyLink, Inc.	17,879	630,413
Frontier Communications Corp.	28,942	181,177
Verizon Communications, Inc.	82,655	3,056,582
Windstream Corp.	14,830	180,481

		9,118,345

Electric Utilities (2.0%)
American Electric Power Co., Inc.	14,011	550,352
Duke Energy Corp.	38,716	790,581
Edison International	9,475	384,685
Entergy Corp.	5,175	357,955
Exelon Corp.	19,572	868,801
FirstEnergy Corp.	12,162	546,804
NextEra Energy, Inc.	12,271	692,084
Northeast Utilities	5,141	177,724
Pepco Holdings, Inc.	6,566	130,007
Pinnacle West Capital Corp.	3,170	144,489
PPL Corp.	16,784	492,946
Progress Energy, Inc.	8,565	446,236
Southern Co.	25,202	1,088,726

		6,671,390

Electrical Equipment (0.4%)
Emerson Electric Co.	21,859	1,051,855
Rockwell Automation, Inc.	4,197	283,927
Roper Industries, Inc.	2,789	226,188

		1,561,970

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	5,123	243,291
Corning, Inc.	45,654	652,396
FLIR Systems, Inc. *	4,644	122,137
Jabil Circuit, Inc.	5,719	117,583
Molex, Inc.	4,043	99,822
TE Connectivity, Ltd.	12,648	449,636

		1,684,865

Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	12,640	732,993
Cameron International Corp. *	7,126	350,172
Diamond Offshore Drilling, Inc.	2,022	132,522
FMC Technologies, Inc. *	6,989	313,247
Halliburton Co.	27,036	1,010,065
Helmerich & Payne, Inc.	3,111	165,443
Nabors Industries, Ltd. *	8,357	153,184
National Oilwell Varco, Inc.	12,303	877,573
Noble Corp. *	7,333	263,548

Continued

4

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Rowan Cos., Inc. *	3,707	127,854
Schlumberger, Ltd.	39,461	2,899,200

		7,025,801

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	12,704	1,057,608
CVS Caremark Corp.	39,072	1,418,314
Kroger Co. (The)	17,637	408,826
Safeway, Inc.	10,298	199,472
SUPERVALU, Inc.	6,170	49,483
SYSCO Corp.	17,452	483,769
Wal-Mart Stores, Inc.	51,367	2,913,536
Walgreen Co.	26,266	872,031
Whole Foods Market, Inc.	4,630	333,916

		7,736,955

Food Products (1.8%)
Archer-Daniels-Midland Co.	19,834	573,996
Campbell Soup Co.	5,308	176,491
ConAgra Foods, Inc.	11,891	301,199
Dean Foods Co. *	5,327	51,778
General Mills, Inc.	18,976	731,145
Hershey Co. (The)	4,459	255,188
HJ Heinz Co.	9,359	500,145
Hormel Foods Corp.	4,038	119,000
JM Smucker Co. (The)	3,373	259,788
Kellogg Co.	7,281	394,703
Kraft Foods, Inc., Class A	51,615	1,815,816
McCormick & Co., Inc.	3,853	187,102
Mead Johnson Nutrition Co.	5,942	426,933
Sara Lee Corp.	17,015	302,867
Tyson Foods, Inc., Class A	8,719	168,277

		6,264,428

Gas Utilities (0.1%)
Nicor, Inc.	1,324	74,475
Oneok, Inc.	3,115	236,896

		311,371

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	16,587	911,953
Becton Dickinson and Co.	6,361	497,621
Boston Scientific Corp. *	44,442	261,763
CareFusion Corp. *	6,498	166,349
Covidien PLC	14,416	678,129
CR Bard, Inc.	2,491	214,101
DENTSPLY International, Inc.	4,094	151,314
Edwards Lifesciences Corp. *	3,335	251,526
Hospira, Inc. *	4,879	153,444
Intuitive Surgical, Inc. *	1,143	495,902
Medtronic, Inc.	30,713	1,066,970
St. Jude Medical, Inc. *	9,563	372,957
Stryker Corp.	9,704	464,919
Varian Medical Systems, Inc. *	3,408	200,118
Zimmer Holdings, Inc. *	5,582	293,781

		6,180,847

Health Care Providers & Services (2.1%)
Aetna, Inc.	11,036	438,791

Continued

5

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

AmerisourceBergen Corp.	7,967	325,054
Cardinal Health, Inc.	10,195	451,333
CIGNA Corp.	7,868	348,867
Coventry Health Care, Inc. *	4,310	137,101
DaVita, Inc. *	2,777	194,390
Express Scripts, Inc. *	14,197	649,229
Humana, Inc. *	4,897	415,706
Laboratory Corp. of America Holdings *	2,914	244,339
McKesson Corp.	7,156	583,572
Medco Health Solutions, Inc. *	11,241	616,681
Patterson Cos., Inc.	2,787	87,707
Quest Diagnostics, Inc.	4,576	255,341
Tenet Healthcare Corp. *	14,237	67,341
UnitedHealth Group, Inc.	31,507	1,512,021
WellPoint, Inc. *	10,480	722,072

		7,049,545

Health Care Technology (0.1%)
Cerner Corp. *	4,207	266,850

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	13,483	474,736
Chipotle Mexican Grill, Inc. *	905	304,189
Darden Restaurants, Inc.	3,968	189,988
International Game Technology	8,721	153,402
Marriott International, Inc., Class A	8,256	260,064
McDonald’s Corp.	30,023	2,787,636
Starbucks Corp.	21,799	922,970
Starwood Hotels & Resorts Worldwide, Inc.	5,673	284,274
Wyndham Worldwide Corp.	4,943	166,431
Wynn Resorts, Ltd.	2,330	309,424
Yum! Brands, Inc.	13,539	725,284

		6,578,398

Household Durables (0.3%)
DR Horton, Inc.	8,173	90,966
Harman International Industries, Inc. *	2,033	87,744
Leggett & Platt, Inc.	4,156	91,016
Lennar Corp., Class A	4,675	77,325
Newell Rubbermaid, Inc.	8,468	125,326
Pulte Group, Inc. *	9,797	50,748
Stanley Black & Decker, Inc.	4,889	312,163
Whirlpool Corp.	2,217	112,646

		947,934

Household Products (2.2%)
Clorox Co.	3,877	259,526
Colgate-Palmolive Co.	14,217	1,284,790
Kimberly-Clark Corp.	11,425	796,437
Procter & Gamble Co. (The)	80,119	5,126,815

		7,467,568

Independent Power Producers & Energy Traders (0.2%)
AES Corp. (The) *	19,103	214,336
Constellation Energy Group, Inc.	5,837	231,729
NRG Energy, Inc. *	7,011	150,175

		596,240

Industrial Conglomerates (2.2%)
3M Co.	20,664	1,632,869

Continued

6

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

General Electric Co. (b)	309,247	5,167,518
Textron, Inc.	8,031	155,962
Tyco International, Ltd.	13,637	621,165

		7,577,514

Insurance (3.6%)
ACE, Ltd.	9,812	707,936
Aflac, Inc.	13,601	613,269
Allstate Corp. (The)	15,208	400,579
American International Group, Inc. *	12,687	313,242
AON Corp.	9,612	448,112
Assurant, Inc.	2,807	108,182
Berkshire Hathaway, Inc., Class B *	51,362	3,999,045
Chubb Corp.	8,285	555,509
Cincinnati Financial Corp.	4,740	137,176
Genworth Financial, Inc., Class A *	14,266	91,017
Hartford Financial Services Group, Inc.	12,949	249,268
Lincoln National Corp.	9,116	173,660
Loews Corp.	9,036	358,729
Marsh & McLennan Cos., Inc.	15,929	487,746
MetLife, Inc.	30,740	1,080,818
Principal Financial Group, Inc.	9,344	240,888
Progressive Corp. (The)	18,280	347,503
Prudential Financial, Inc.	14,191	769,152
Torchmark Corp.	2,958	121,071
Travelers Cos., Inc. (The)	12,181	710,761
Unum Group	8,951	213,392
XL Group PLC	9,700	210,878

		12,337,933

Internet & Catalog Retail (1.0%)
Amazon.com, Inc. *	10,599	2,262,992
Expedia, Inc.	5,803	152,387
NetFlix, Inc. *	1,532	125,746
priceline.com, Inc. *	1,444	733,148

		3,274,273

Internet Software & Services (1.9%)
Akamai Technologies, Inc. *	5,430	146,284
eBay, Inc. *	33,629	1,070,411
Google, Inc., Class A *	7,348	4,354,719
Monster Worldwide, Inc. *	3,761	34,714
VeriSign, Inc.	4,899	157,209
Yahoo!, Inc. *	36,840	576,177

		6,339,514

IT Services (3.8%)
Accenture PLC, Class A	18,882	1,137,829
Automatic Data Processing, Inc.	14,269	746,697
Cognizant Technology Solutions Corp., Class A *	8,848	643,692
Computer Sciences Corp.	4,510	141,885
Fidelity National Information Services, Inc.	7,231	189,307
Fiserv, Inc. *	4,176	245,841
International Business Machines Corp.	34,836	6,431,771
Mastercard, Inc., Class A	3,116	1,082,000
Paychex, Inc.	9,365	272,896
SAIC, Inc. *	8,115	100,869
Teradata Corp. *	4,909	292,871

Continued

7

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Total System Services, Inc.	4,706	93,602
Visa, Inc., Class A	14,930	1,392,372
Western Union Co. (The)	18,387	321,221

		13,092,853

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,489	132,791
Mattel, Inc.	10,108	285,450

		418,241

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc. *	10,121	375,186
Life Technologies Corp. *	5,199	211,443
PerkinElmer, Inc.	3,279	67,777
Thermo Fisher Scientific, Inc. *	11,146	560,309
Waters Corp. *	2,665	213,520

		1,428,235

Machinery (2.1%)
Caterpillar, Inc.	18,894	1,784,727
Cummins, Inc.	5,707	567,447
Danaher Corp.	16,659	805,463
Deere & Co.	12,037	913,608
Dover Corp.	5,426	301,306
Eaton Corp.	9,922	444,704
Flowserve Corp.	1,624	150,529
Illinois Tool Works, Inc.	14,251	693,026
Ingersoll-Rand PLC	9,633	299,875
Joy Global, Inc.	3,055	266,396
PACCAR, Inc.	10,628	459,555
Pall Corp.	3,377	172,801
Parker Hannifin Corp.	4,528	369,258
Snap-On, Inc.	1,692	90,810

		7,319,505

Media (3.0%)
Cablevision Systems Corp., Class A	6,693	96,848
CBS Corp., Class B	19,449	501,979
Comcast Corp., Class A	80,443	1,886,388
DIRECTV, Class A *	21,489	976,890
Discovery Communications, Inc., Class A *	8,101	352,069
Gannett Co., Inc.	6,992	81,736
Interpublic Group of Cos., Inc. (The) *	14,212	134,730
McGraw-Hill Cos., Inc. (The)	8,861	376,593
News Corp., Class A	66,455	1,164,292
Omnicom Group, Inc.	8,175	363,624
Scripps Networks Interactive, Inc., Class A	2,949	125,274
Time Warner Cable, Inc.	9,465	602,826
Time Warner, Inc.	30,414	1,064,186
Viacom, Inc., Class B	16,730	733,610
Walt Disney Co. (The)	54,122	1,887,775
Washington Post Co. (The), Class B	150	51,024

		10,399,844

Metals & Mining (1.0%)
AK Steel Holding Corp.	3,206	26,706
Alcoa, Inc.	30,934	332,850
Allegheny Technologies, Inc.	3,086	143,190

Continued

8

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Cliffs Natural Resources, Inc.	4,207	287,002
Freeport-McMoRan Copper & Gold, Inc.	27,549	1,109,123
Newmont Mining Corp.	14,357	959,478
Nucor Corp.	9,191	347,236
Titanium Metals Corp. *	2,620	43,885
United States Steel Corp.	4,181	106,030

		3,355,500

Multiline Retail (0.8%)
Big Lots, Inc. *	1,787	67,352
Family Dollar Stores, Inc.	3,557	208,547
JC Penney Co., Inc.	4,186	134,287
Kohl’s Corp. *	8,174	433,304
Macy’s, Inc.	12,411	378,908
Nordstrom, Inc.	4,880	247,367
Sears Holdings Corp. *	1,040	81,307
Target Corp.	19,712	1,079,232

		2,630,304

Multi-Utilities (1.4%)
Ameren Corp.	7,013	223,574
CenterPoint Energy, Inc.	12,371	257,812
CMS Energy Corp.	7,339	152,798
Consolidated Edison, Inc.	8,508	492,358
Dominion Resources, Inc.	16,745	863,874
DTE Energy Co.	4,925	256,642
Integrys Energy Group, Inc.	2,264	119,788
NiSource, Inc.	8,130	179,592
PG&E Corp.	11,893	510,210
Public Service Enterprise Group, Inc.	14,712	495,794
SCANA Corp.	3,324	140,539
Sempra Energy	6,963	374,122
TECO Energy, Inc.	6,251	116,081
Wisconsin Energy Corp.	6,798	220,459
Xcel Energy, Inc.	14,080	363,968

		4,767,611

Office Electronics (0.1%)
Xerox Corp.	40,748	333,319

Oil, Gas & Consumable Fuels (10.0%)
Alpha Natural Resources, Inc. *	6,587	158,351
Anadarko Petroleum Corp.	14,468	1,135,738
Apache Corp.	11,314	1,127,214
Cabot Oil & Gas Corp.	3,038	236,113
Chesapeake Energy Corp.	19,125	537,795
Chevron Corp.	58,460	6,141,223
ConocoPhillips	40,238	2,802,577
Consol Energy, Inc.	6,591	281,831
Denbury Resources, Inc. *	11,553	181,382
Devon Energy Corp.	12,100	785,895
El Paso Corp.	22,362	559,274
EOG Resources, Inc.	7,806	698,091
EQT Corp.	4,346	275,971
Exxon Mobil Corp. (b)	142,017	11,090,108
Hess Corp.	8,793	550,090
Marathon Oil Corp.	20,708	539,029
Marathon Petroleum Corp.	10,354	371,709

Continued

9

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Murphy Oil Corp.	5,625	311,456
Newfield Exploration Co. *	3,846	154,840
Noble Energy, Inc.	5,132	458,493
Occidental Petroleum Corp.	23,796	2,211,600
Peabody Energy Corp.	7,873	341,452
Pioneer Natural Resources Co.	3,395	284,841
QEP Resources, Inc.	5,140	182,727
Range Resources Corp.	4,672	321,620
Southwestern Energy Co. *	10,117	425,319
Spectra Energy Corp.	18,903	541,193
Sunoco, Inc.	3,522	131,124
Tesoro Corp. *	4,181	108,455
Valero Energy Corp.	16,583	407,942
Williams Cos., Inc. (The)	17,104	515,001

		33,868,454

Paper & Forest Products (0.1%)
International Paper Co.	12,716	352,233
MeadWestvaco Corp.	4,935	137,736

		489,969

Personal Products (0.2%)
Avon Products, Inc.	12,510	228,683
Estee Lauder Cos., Inc. (The), Class A	3,316	326,460

		555,143

Pharmaceuticals (5.7%)
Abbott Laboratories	45,459	2,448,876
Allergan, Inc.	9,024	759,099
Bristol-Myers Squibb Co.	49,612	1,567,243
Eli Lilly & Co.	29,626	1,100,902
Forest Laboratories, Inc. *	7,920	247,896
Johnson & Johnson	79,969	5,149,204
Merck & Co., Inc.	89,761	3,096,755
Mylan, Inc. *	12,774	249,987
Pfizer, Inc.	227,713	4,385,752
Watson Pharmaceuticals, Inc. *	3,678	247,015

		19,252,729

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,437	96,078
Equifax, Inc.	3,579	125,802
Robert Half International, Inc.	4,270	112,856

		334,736

Real Estate Investment Trusts (1.8%)
Apartment Investment & Management Co., Class A	3,475	85,728
AvalonBay Communities, Inc.	2,739	366,177
Boston Properties, Inc.	4,363	431,893
Equity Residential	8,795	516,091
HCP, Inc.	11,808	470,549
Health Care, Inc.	5,140	270,827
Host Hotels & Resorts, Inc.	21,079	300,797
Kimco Realty Corp.	11,834	206,740
Plum Creek Timber Co., Inc.	4,709	177,341
ProLogis, Inc.	13,210	393,130
Public Storage	4,177	539,042
Simon Property Group, Inc.	8,530	1,095,593

Continued

10

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Ventas, Inc.	8,361	464,955
Vornado Realty Trust	5,350	443,033
Weyerhaeuser Co.	15,662	281,603

		6,043,499

Real Estate Management / Services (0.0%)
CBRE Group, Inc. *	9,547	169,746

Road & Rail (0.9%)
CSX Corp.	32,069	712,253
Norfolk Southern Corp.	10,082	745,967
Ryder System, Inc.	1,493	76,053
Union Pacific Corp.	14,265	1,420,366

		2,954,639

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc. *	16,795	97,915
Altera Corp.	9,371	355,348
Analog Devices, Inc.	8,714	318,671
Applied Materials, Inc.	38,336	472,300
Broadcom Corp., Class A *	14,251	514,319
First Solar, Inc. *	1,726	85,903
Intel Corp.	153,062	3,756,141
KLA-Tencor Corp.	4,883	229,940
Linear Technology Corp.	6,623	213,989
LSI Corp. *	17,613	110,081
MEMC Electronic Materials, Inc. *	6,701	40,139
Microchip Technology, Inc.	5,539	200,290
Micron Technology, Inc. *	29,273	163,636
Novellus Systems, Inc. *	2,015	69,618
NVIDIA Corp. *	17,457	258,364
Teradyne, Inc. *	5,393	77,228
Texas Instruments, Inc.	33,768	1,037,691
Xilinx, Inc.	7,725	258,479

		8,260,052

Software (3.8%)
Adobe Systems, Inc. *	14,670	431,445
Autodesk, Inc. *	6,716	232,373
BMC Software, Inc. *	5,143	178,771
CA, Inc.	11,039	239,105
Citrix Systems, Inc. *	5,467	398,162
Compuware Corp. *	6,347	53,632
Electronic Arts, Inc. *	9,668	225,748
Intuit, Inc. *	8,879	476,536
Microsoft Corp. (b)	217,539	5,793,063
Oracle Corp.	115,232	3,776,153
Red Hat, Inc. *	5,613	278,685
Salesforce.com, Inc. *	3,953	526,421
Symantec Corp. *	21,972	373,744

		12,983,838

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	2,549	189,646
AutoNation, Inc. *	1,442	56,151
AutoZone, Inc. *	848	274,404
Bed Bath & Beyond, Inc. *	7,245	448,031
Best Buy Co., Inc.	8,839	231,847

Continued

11

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

CarMax, Inc. *	6,568	197,434
GameStop Corp., Class A *	4,113	105,169
Gap, Inc. (The)	10,094	190,777
Home Depot, Inc.	45,602	1,632,552
Limited Brands, Inc.	7,335	313,278
Lowe’s Cos., Inc.	36,693	771,287
O’Reilly Automotive, Inc. *	4,009	304,884
Ross Stores, Inc.	3,401	298,370
Staples, Inc.	20,739	310,255
Tiffany & Co.	3,714	296,117
TJX Cos., Inc.	10,989	647,582
Urban Outfitters, Inc. *	3,622	98,700

		6,366,484

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	8,538	555,568
Nike, Inc., Class B	11,030	1,062,740
Polo Ralph Lauren Corp.	1,870	296,937
VF Corp.	2,545	351,770

		2,267,015

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	15,317	95,731
People’s United Financial, Inc.	10,951	139,625

		235,356

Tobacco (1.8%)
Altria Group, Inc.	60,384	1,663,579
Lorillard, Inc.	4,050	448,173
Philip Morris International, Inc.	51,281	3,583,003
Reynolds American, Inc.	9,832	380,302

		6,075,057

Trading Companies & Distributors (0.2%)
Fastenal Co.	8,575	326,622
WW Grainger, Inc.	1,792	306,987

		633,609

Wireless Telecommunication Services * (0.3%)
American Tower Corp., Class A	11,534	635,523
MetroPCS Communications, Inc.	9,003	76,525
Sprint Nextel Corp.	87,001	223,593

		935,641

Total Common Stocks		332,949,836

Investments in Affiliates (1.9%)
Commercial Banks (0.1%)
Fifth Third Bancorp	26,717	320,871

Fifth Third Funds (1.8%)
Fifth Third Institutional Money Market Fund (a)	6,171,966	6,171,966

Total Investments in Affiliates		6,492,837

Continued

12

Equity Index
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Total Investments (Cost $172,667,996) - 99.9%	339,442,673

Other assets in excess of liabilities - 0.1%	318,032

NET ASSETS - 100.0%	$339,760,705

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.
(b)	All or part of this security has been designated as collateral for futures contracts.

See notes to schedules of investments.

13

International Equity
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Foreign Stocks (91.9%)
Australia (7.6%)
Australia & New Zealand Banking Group, Ltd.	74,605	$1,682,559
BHP Billiton, Ltd. (b)	55,000	2,153,196
Commonwealth Bank of Australia	39,505	2,028,758
National Australia Bank, Ltd.	2,517	67,185
OZ Minerals, Ltd.	70,000	825,152
Telstra Corp., Ltd.	227,821	740,972
Toll Holdings, Ltd.	268,556	1,342,683
Westpac Banking Corp.	79,771	1,856,667
Woolworths, Ltd.	64,752	1,610,301

		12,307,473

Belgium (1.6%)
Delhaize Group SA	23,746	1,554,149
KBC Groep NV	6,688	148,116
UCB SA	18,371	805,622

		2,507,887

Bermuda (0.1%)
Seadrill, Ltd.	4,651	152,780

China (0.2%)
Yangzijiang Shipbuilding Holdings, Ltd.	326,000	240,773

Denmark (0.3%)
Novo Nordisk AS, Class B	4,870	514,258

Finland (1.0%)
Nokian Renkaat Oyj	5,249	192,032
Orion Oyj, Class B	24,280	504,868
Sampo Oyj, Class A	32,611	894,677

		1,591,577

France (6.4%)
Arkema SA	13,398	907,730
BNP Paribas SA	33,000	1,463,189
Casino Guichard Perrachon SA	8,285	775,104
Credit Agricole SA	15,734	120,606
Sanofi-Aventis SA (b)	30,000	2,147,499
Societe Television Francaise 1	69,472	932,102
Total SA (b)	62,306	3,258,198
Wendel SA	10,800	798,757

		10,403,185

Germany (9.1%)
Allianz SE	1,755	196,060
BASF SE (b)	33,521	2,436,199
Bayer AG (b)	34,614	2,207,676
Bayerische Motoren Werke AG	12,000	977,952
Beiersdorf AG	27,972	1,611,797
Brenntag AG	544	54,710
Deutsche Bank AG	52,000	2,161,553
Deutsche Lufthansa AG	31,117	422,984
GEA Group AG	44,000	1,209,884
Infineon Technologies AG	129,016	1,150,466
Kabel Deutschland Holding AG *	5,540	314,767
MAN SE	7,000	617,279
SAP AG	3,156	190,179

Continued

1

International Equity
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Siemens AG	7,448	780,620
Wacker Chemie AG	3,730	375,123

		14,707,249

Great Britain (16.3%)
Anglo American PLC	14,076	515,821
AstraZeneca PLC	17,828	851,299
Barclays PLC	192,392	594,825
BHP Billiton PLC	80,777	2,542,751
BP PLC	56,582	417,068
British American Tobacco PLC (b)	63,433	2,902,840
Bunzl PLC	100,674	1,297,193
Burberry Group PLC	34,422	736,660
GlaxoSmithKline PLC	11,286	252,970
HSBC Holdings PLC (b)	316,476	2,761,711
Imperial Tobacco Group PLC	20,000	728,864
ITV PLC *	217,292	222,351
J Sainsbury PLC	332,481	1,586,026
Legal & General Group PLC	535,124	942,622
London Stock Exchange Group PLC	13,000	186,753
Next PLC	4,337	177,143
Prudential PLC	115,561	1,195,433
Rexam PLC	54,243	299,880
Rio Tinto PLC (b)	50,581	2,735,089
Scottish & Southern Energy PLC	83,722	1,799,286
Standard Chartered PLC	2,815	65,579
Tullow Oil PLC	20,000	448,933
Vodafone Group PLC (b)	512,421	1,421,088
WM Morrison Supermarkets PLC	344,151	1,665,382

		26,347,567

Hong Kong (1.7%)
ASM Pacific Technology, Ltd.	54,300	596,084
Cheung Kong Holdings, Ltd.	79,000	977,925
Sun Hung Kai Properties, Ltd.	70,000	951,669
Wheelock & Co., Ltd.	74,000	213,407

		2,739,085

Israel (0.3%)
Bank Hapoalim BM	100,475	390,065
Bank Leumi Le-Israel BM	27,594	95,924

		485,989

Italy (3.5%)
Enel SpA	399,635	1,878,788
ENI SpA	80,273	1,767,661
Fiat SpA	118,826	726,511
Intesa Sanpaolo SpA	385,000	679,284
Telecom Italia SpA	514,939	639,833

		5,692,077

Japan (21.2%)
Aisin Seiki Co., Ltd.	39,118	1,242,710
Alfresa Holdings Corp.	7,700	290,315
Amada Co., Ltd.	169,000	1,113,617
Canon, Inc.	99	4,521
Coca-Cola West Co., Ltd.	23,900	426,178
Dai Nippon Printing Co., Ltd.	55,000	575,868
Dai-ichi Life Insurance Co., Ltd. (The)	842	954,012

Continued

2

International Equity
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Daiichi Sankyo Co., Ltd.	14,700	285,852
Daiwa House Industry Co., Ltd.	65,000	807,979
Eisai Co., Ltd.	10,200	405,413
Fuji Heavy Industries, Ltd.	120,000	766,353
Gunma Bank, Ltd. (The)	3,000	15,429
Hachijuni Bank, Ltd. (The)	44,000	244,553
Hino Motors, Ltd.	167,000	989,751
Hitachi, Ltd.	100,000	536,723
Inpex Corp.	85	559,218
Japan Steel Works, Ltd. (The)	141,000	964,488
Kajima Corp.	287,000	916,124
Kansai Electric Power Co., Inc. (The)	35,000	517,956
KDDI Corp.	144	1,053,461
Kuraray Co., Ltd.	27,000	378,016
Mabuchi Motor Co., Ltd.	7,800	342,137
Mitsubishi UFJ Financial Group, Inc.	25,062	108,570
Mitsui Chemicals, Inc.	25,000	82,430
Mitsui Engineering & Shipbuilding Co., Ltd.	553,000	883,444
NEC Corp. *	300,000	671,667
Nippon Electric Glass Co., Ltd.	10,000	89,158
Nippon Telegraph & Telephone Corp.	22,600	1,155,378
Nissan Motor Co., Ltd.	161,932	1,491,858
Nitto Denko Corp.	23,700	997,499
NOK Corp.	21,900	374,597
Nomura Real Estate Holdings, Inc.	5,000	80,891
NTT DoCoMo, Inc.	632	1,116,342
Ricoh Co., Ltd.	143,000	1,173,063
Sankyo Co., Ltd.	1,300	67,939
Sekisui House, Ltd.	127,000	1,130,827
Shimizu Corp.	132,000	562,447
Shinsei Bank, Ltd.	654,000	721,047
Sony Corp.	39,300	826,386
Square Enix Holdings Co., Ltd.	30,900	587,854
Sumitomo Electric Industries, Ltd.	41,000	457,323
Sumitomo Heavy Industries, Ltd.	81,000	456,944
Sumitomo Mitsui Financial Group, Inc.	34,900	972,978
Suzuki Motor Corp.	55,900	1,191,970
T&D Holdings, Inc.	80,500	796,835
Takeda Pharmaceutical Co., Ltd.	5,800	261,696
Tokyu Land Corp.	208,000	875,270
TonenGeneral Sekiyu KK	86,000	969,829
Tosoh Corp.	77	250
Toyota Motor Corp.	8,900	297,578
West Japan Railway Co.	28,100	1,191,093
Yamada Denki Co., Ltd.	3,170	228,465
Yamaguchi Financial Group, Inc.	24,000	213,885
Yamaha Corp.	74,500	756,053

		34,182,240

Mexico (0.5%)
Fresnillo PLC	29,628	804,726

Netherlands (6.2%)
ASML Holding NV	55,464	2,316,011
European Aeronautic Defence and Space Co. NV	19,823	581,453
ING Groep NV *	150,030	1,295,496
Koninklijke Ahold NV	21,599	276,199
Randstad Holding NV	33,000	1,166,854
Reed Elsevier NV	10,665	130,954

Continued

3

International Equity
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Royal Dutch Shell PLC, Class B	30,000	1,076,620
Royal Dutch Shell PLC, Class A (b)	89,743	3,169,675

		10,013,262

Norway (2.1%)
Gjensidige Forsikring ASA *	16,533	181,001
Orkla ASA	27,975	242,385
Statoil ASA	79,055	2,010,775
Telenor ASA	48,838	869,579

		3,303,740

Portugal (0.9%)
EDP - Energias de Portugal SA	472,385	1,485,666

Singapore (1.0%)
Jardine Cycle & Carriage, Ltd.	194	6,989
Neptune Orient Lines, Ltd.	300,000	268,580
Noble Group, Ltd.	350,000	426,155
Singapore Telecommunications, Ltd.	159,000	407,552
United Overseas Bank, Ltd.	34,000	460,790

		1,570,066

Spain (3.2%)
Amadeus IT Holding SA, Class A	3,581	67,214
Banco Santander SA	182,000	1,556,429
Ferrovial SA	24,859	315,163
Fomento de Construcciones y Contratas SA	9,622	248,907
Inditex SA	6,753	611,307
Repsol YPF SA	61,433	1,850,723
Telefonica SA	27,050	577,110

		5,226,853

Sweden (1.2%)
Boliden AB	23,000	323,882
Kinnevik Investment AB, Class B	3,477	72,485
Nordea Bank AB	43,000	390,302
Skandinaviska Enskilda Banken AB	97,000	604,782
Swedbank AB, Class A	43,000	600,242

		1,991,693

Switzerland (7.5%)
ABB, Ltd. *	35,474	668,783
Cie Financiere Richemont SA, Class A	15,851	899,379
Lindt & Spruengli AG	124	720,256
Lonza Group AG *	306	20,302
Nestle SA (b)	50,403	2,916,808
Novartis AG (b)	51,000	2,881,123
Roche Holding AG	1,148	188,735
Swatch Group AG (The)	1,800	754,759
UBS AG *	72,000	908,304
Wolseley PLC	25,864	744,824
Xstrata PLC	8,500	141,606
Zurich Financial Services AG *	5,566	1,279,175

		12,124,054

Total Foreign Stocks		148,392,200

Continued

4

International Equity
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Investment Companies (0.1%)
United States (0.1%)
iShares MSCI EAFE Index Fund	4,100	214,717

Total Investment Companies		214,717

Investments in Affiliates (6.7%)
Fifth Third Institutional Money Market Fund (a)	10,858,081	10,858,081

Total Investments in Affiliates		10,858,081

Total Investments (Cost $159,470,539) - 98.7%		159,464,998

Other assets in excess of liabilities - 1.3%		2,040,814

NET ASSETS - 100.0%		$161,505,812

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.
(b)	All or part of this security has been designated as collateral for futures contracts or delayed delivery securities.

At October 31, 2011, International Equity’s industry investment concentrations (unaudited), as a percentage of net assets, were as follows:
Aerospace & Defense	0.4%
Air Freight & Logistics	0.8%
Airlines	0.3%
Auto Components	1.1%
Automobiles	3.4%
Beverages	0.3%
Capital Markets	1.9%
Chemicals	3.2%
Commercial Banks	11.0%
Commercial Services & Supplies	0.4%
Computers & Peripherals	0.4%
Construction & Engineering	1.3%
Containers & Packaging	0.2%
Distributors	— ^
Diversified Financial Services	1.0%
Diversified Telecommunication Services	2.7%
Electric Utilities	3.5%
Electrical Equipment	0.9%
Electronic Equipment, Instruments & Components	0.4%
Energy Equipment & Services	0.1%
Fifth Third Funds	6.7%
Food & Staples Retailing	4.6%
Food Products	2.3%
Health Care Providers & Services	0.2%
Household Durables	1.2%
IT Services	— ^
Industrial Conglomerates	1.1%
Insurance	4.0%
International Equity	0.1%
Leisure Equipment & Products	0.5%

Continued

5

International Equity
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Life Sciences Tools & Services	— ^
Machinery	4.0%
Marine	0.2%
Media	1.0%
Metals & Mining	6.2%
Multiline Retail	0.1%
Office Electronics	0.7%
Oil, Gas & Consumable Fuels	9.6%
Personal Products	1.0%
Pharmaceuticals	7.0%
Professional Services	0.7%
Real Estate Management & Development	2.4%
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	2.5%
Software	0.5%
Specialty Retail	0.5%
Textiles, Apparel & Luxury Goods	1.5%
Tobacco	2.3%
Trading Companies & Distributors	1.6%
Wireless Telecommunication Services	2.2%

^ Amount is less than 0.05%.

See notes to schedules of investments.

6

Strategic Income
Schedule of Investments
October 31, 2011 (Unaudited)

	Principal Amount	Value

Asset-Backed Securities (3.5%)
Automobile Sequential (0.9%)
Ally Auto Receivables Trust, Series 2010-5, Class B, 2.45%, 6/15/16 (b) (e)	$1,000,000	$1,022,304
Capital Auto Receivables Asset Trust, Series 2008-CPA, Class A1, 1.09%, 1/15/13 (a) (b)	196,511	196,782
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13	83,062	83,490
Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.03%, 8/15/13	216,880	218,020

		1,520,596

Credit Card Bullet (0.6%)
1st Financial Bank USA, Series 2010-A, Class A, 3.00%, 4/17/17 (b)	1,000,000	1,001,783

Manufactured Housing ABS Other (1.4%)
Conseco Financial Corp., Series 1998-4, Class A7, 6.87%, 4/1/30 (a)	1,494,920	1,557,225
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40	968,084	968,476

		2,525,701

Other ABS (0.6%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.51%, 6/20/31 (a) (b)	1,262,896	1,098,720

Total Asset-Backed Securities		6,146,800

Corporate Bonds (22.5%)
Advertising Agencies (0.6%)
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14 (d)	1,000,000	1,060,000

Airlines (0.9%)
Delta Air Lines Pass Through Trust, Series 02G2, 6.42%, 1/2/14	1,500,000	1,503,750

Auto / Truck Parts & Equipment-Original (2.1%)
BorgWarner, Inc., 5.75%, 11/1/16	1,000,000	1,110,952
Dana Holding Corp., 6.50%, 2/15/19, (Callable 2/15/15 @ 103.25)	1,250,000	1,259,375
Lear Corp., 7.88%, 3/15/18, (Callable 3/15/14 @ 103.938)	1,194,000	1,286,535

		3,656,862

Cable / Satellite TV (0.6%)
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,000,000	1,102,127

Diversified Banks (1.0%)
JP Morgan Chase & Co., Series 1, 7.90%, 4/30/18 (a) (f)	1,700,000	1,830,407

Diversified Financial Services (0.7%)
General Electric Capital Corp., 6.88%, 1/10/39	1,000,000	1,208,714

Electric-Integrated (0.6%)
NextEra Energy Capital Holdings, Inc., 6.65%, 6/15/67, (Callable 6/15/17 @ 100) (a) (d)	1,000,000	995,000

Enterprise Software / Services (0.5%)
CA, Inc., 5.38%, 12/1/19	850,000	922,334

Finance-Other Services (0.5%)
Cullen / Frost Capital Trust II, 1.88%, 3/1/34, (Callable 12/1/11 @ 100) (a)	1,000,000	815,613

Food-Miscellaneous / Diversified (0.6%)
Kraft Foods, Inc., 4.13%, 2/9/16 (d)	1,000,000	1,084,333

Linen Supply & Related Items (0.6%)
Cintas Corp. No 2, 4.30%, 6/1/21	1,000,000	1,075,139

Continued

1

Strategic Income
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Machinery-Construction & Mining (0.4%)
Joy Global, Inc., 6.00%, 11/15/16	625,000	699,279

Medical-Biomedical / Genetics (0.3%)
Amgen, Inc., 3.45%, 10/1/20	500,000	518,065

Medical-Outpatient / Home Medical (0.5%)
Apria Healthcare Group, Inc., 11.25%, 11/1/14, (Callable 11/1/12 @ 102.813)	1,000,000	972,500

Multi-line Insurance (0.2%)
American Financial Group, Inc., 9.88%, 6/15/19	375,000	444,462

Networking Products (0.7%)
Cisco Systems, Inc., 5.90%, 2/15/39	1,000,000	1,249,648

Oil & Gas Exploration & Production (0.6%)
Chesapeake Energy Corp., 6.13%, 2/15/21	1,000,000	1,047,500

Pipelines (1.1%)
Enbridge Energy Partners L.P., 4.20%, 9/15/21, (Callable 6/15/21 @ 100)	1,800,000	1,885,147

Real Estate Investment Trusts (1.1%)
HCP, Inc., 6.70%, 1/30/18	850,000	920,657
Realty Income Corp., 6.75%, 8/15/19	900,000	1,026,895

		1,947,552

Reinsurance (0.4%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15	690,000	730,035

REITS-Shopping Centers (1.3%)
DDR Corp., 7.50%, 7/15/18	2,113,000	2,254,711

Retail-Drug Store (0.3%)
CVS Pass-Through Trust, 7.77%, 1/10/12 (b)	517,790	522,968

Retail-Office Supplies (0.6%)
Staples, Inc., 9.75%, 1/15/14	850,000	980,720

Retail-Regional Department Store (d) (1.3%)
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	850,000	860,756
Macy’s Retail Holdings, Inc., 6.65%, 7/15/24	1,250,000	1,413,707

		2,274,463

Retail-Restaurants (1.1%)
Darden Restaurants, Inc., 4.50%, 10/15/21	1,950,000	2,009,128

Semiconductor Components-Integrated Circuits (0.6%)
Analog Devices, Inc., 3.00%, 4/15/16	1,000,000	1,048,465

Semiconductor Equipment (0.6%)
KLA-Tencor Corp., 6.90%, 5/1/18	1,000,000	1,138,383

Super-Regional Banks-U.S. (1.8%)
Capital One Capital V, 10.25%, 8/15/39	400,000	414,000
Capital One Capital VI, 8.88%, 5/15/40	400,000	413,904
PNC Financial Services Group, Inc., 6.75%, 8/1/21 (a) (f)	1,800,000	1,799,748
PNC Financial Services Group, Inc., 8.25%, 5/21/13 (a) (f)	500,000	505,177

		3,132,829

Wireless Equipment (0.9%)
American Tower Corp., 4.50%, 1/15/18 (d)	1,500,000	1,542,819

Continued

2

Strategic Income
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Total Corporate Bonds			39,652,953

Foreign Bonds (9.1%)
Diversified Minerals (0.6%)
FMG Resources Property, Ltd., 7.00%, 11/1/15, (Callable 11/1/12 @ 105.25) (b) (e)		1,000,000	1,000,000

Diversified Operations (0.3%)
Hutchison Whampoa International, Ltd., 6.50%, 2/13/13 (b)		486,000	512,409

Electric-Integrated (0.8%)
Scottish & Southern Energy PLC, 5.45%, 10/1/15 (a) (f)	GBP	875,000	1,371,740

Gold Mining (0.5%)
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/20		$1,000,000	982,150

Multi-line Insurance (0.4%)
AXA SA, 6.46%, 12/14/18 (a) (b) (f)		1,000,000	707,500

Oil & Gas Exploration & Production (0.5%)
Gaz Capital SA for Gazprom, 7.51%, 7/31/13 (b)		850,000	913,912

Sovereign (4.7%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/12	BRL	1,660,000	964,632
Brazil, Federal Republic, Series F, 10.00%, 1/1/14		1,870,000	1,072,448
New Zealand Government Bond, 6.00%, 12/15/17	NZD	4,300,000	3,835,994
Poland Government Bond, 5.00%, 4/25/16	PLN	7,500,000	2,356,830

			8,229,904

Special Purpose Banks (1.3%)
Export-Import Bank of Korea, 4.38%, 9/15/21		$1,850,000	1,849,915
Export-Import Bank of Korea, 8.13%, 1/21/14		425,000	472,196

			2,322,111

Total Foreign Bonds			16,039,726

Mortgage-Backed Securities (10.7%)
CMBS Other (2.7%)
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49		1,443,000	1,567,827
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36 (a)		875,000	933,885
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39 (d)		1,600,000	1,758,105
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4, 5.62%, 7/12/34		472,788	479,204

			4,739,021

CMBS Subordinated (0.6%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.09%, 12/15/41 (a) (b)		1,000,000	991,407

U.S. Government Agencies (5.6%)
Fannie Mae, 2.68%, 7/1/18 (a)		61,783	62,291
Fannie Mae, 4.00%, 12/1/40		2,508,802	2,627,140
Fannie Mae, 4.00%, 8/1/41		1,492,866	1,556,498
Fannie Mae, 5.50%, 10/1/35		485,666	529,983
Freddie Mac, 2.35%, 10/1/32 (a)		109,879	110,729
Freddie Mac, 6.50%, 9/1/22 (d)		324,410	354,995
Freddie Mac, 6.50%, 8/1/37		352,432	393,079
Government National Mortgage Association, IO, 1.13%, 10/16/44 (a)		19,878,194	1,435,424
Government National Mortgage Association, IO, 1.27%, 8/16/46 (a)		18,661,903	1,468,822
Government National Mortgage Association, IO, 1.65%, 4/16/53 (a)		14,840,553	1,350,995

			9,889,956

Continued

3

Strategic Income
Schedule of Investments, continued
October 31, 2011 (Unaudited)

WL Collateral CMO Other (0.6%)
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.75%, 1/25/34 (h)	344,947	356,392
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.43%, 12/25/32 (a)	17,049	16,354
Wells Fargo Mortgage Backed Securities Trust, Series 2004-X, Class 1A5, 2.91%, 11/25/34 (a)	746,599	738,559

		1,111,305

WL Collateral CMO Sequential (0.9%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20	641,355	638,451
Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	877,864	871,927

		1,510,378

WL Collateral PAC (0.3%)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1, 5.50%, 3/25/36	563,214	560,199

Total Mortgage-Backed Securities		18,802,266

Municipal Bonds (1.6%)
Arizona (0.9%)
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%,
12/1/28, (Callable 12/1/21 @ 100)	1,450,000	1,625,479

Washington (0.7%)
State of Washington, Series A, GO, 5.00%, 7/1/19 (g)	1,000,000	1,194,830

Total Municipal Bonds		2,820,309

U.S. Treasury Obligations (0.5%)
U.S. Treasury Bonds (0.5%)
4.38%, 5/15/40	750,000	918,750

Total U.S. Treasury Obligations		918,750

	Shares

Common Stocks (8.4%)
Diversified Telecommunication Services (0.8%)
BCE, Inc.	33,728	1,335,966

Electric Utilities (0.7%)
Progress Energy, Inc.	20,411	1,063,413
Southern Co.	4,640	200,448

		1,263,861

Gas Utilities (0.7%)
Oneok, Inc.	15,712	1,194,898

Multi-Utilities (0.5%)
Wisconsin Energy Corp.	24,910	807,831

Pharmaceuticals (1.1%)
Novartis AG, ADR	11,500	649,405
Pfizer, Inc.	69,768	1,343,732

		1,993,137

Real Estate Investment Trusts (3.6%)
Annaly Capital Management, Inc.	98,601	1,661,427
Chimera Investment Corp.	405,000	1,219,050

Continued

4

Strategic Income
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Hospitality Properties Trust	35,000	841,050
Starwood Property Trust, Inc.	97,000	1,822,630
UDR, Inc.	32,000	797,760

		6,341,917

Tobacco (1.0%)
Altria Group, Inc.	25,350	698,392
Philip Morris International, Inc.	16,515	1,153,903

		1,852,295

Total Common Stocks		14,789,905

Investment Companies (6.7%)
American Income Fund, Inc.	135,400	1,029,040
Eaton Vance Tax-Advantaged Dividend Income Fund	23,600	353,056
Invesco Van Kampen Senior Income Trust	152,000	661,200
iShares Barclays Aggregate Bond Fund	55,000	6,051,650
iShares S&P U.S. Preferred Stock Index Fund	100,000	3,731,000

Total Investment Companies		11,825,946

Convertible Preferred Stocks (2.6%)
Commercial Banks (0.9%)
Wells Fargo & Co., Series L, 7.50%	1,490	1,573,663

Electric-Integrated (0.6%)
NextEra Energy, Inc., 8.38%	20,000	1,014,000

Metals & Mining (0.5%)
Molycorp, Inc., Series A, 5.50%	11,500	891,250

Real Estate Investment Trusts (0.6%)
Health Care, Inc., Series I, 6.50%	20,000	1,008,800

Total Convertible Preferred Stocks		4,487,713

Preferred Stocks (33.4%)
Cable / Satellite TV (0.7%)
Comcast Corp., Series B, 7.00%	50,000	1,269,000

Capital Markets (1.6%)
Ameriprise Financial, Inc., 7.75%	55,000	1,537,800
Goldman Sachs Group, Inc. (The), Series A, 3.75%	67,500	1,304,100

		2,841,900

Cellular Telecom (0.7%)
United States Cellular Corp., 6.95%	46,700	1,195,987

Closed-end Funds (0.7%)
Source Capital, Inc., 2.40%	35,600	1,243,864

Commercial Banks (0.3%)
U.S. Bancorp, Series B, 3.50% (a)	20,000	430,800

Commercial Banks Non-U.S. (1.3%)
Lloyds Banking Group PLC, 7.75% (d)	87,000	2,218,500

Commercial Banks-Southern U.S. (1.0%)
BB&T Capital Trust VI, 9.60%	6,000	156,600
BB&T Capital Trust VII, 8.10%	40,000	1,026,000

Continued

5

Strategic Income
Schedule of Investments, continued
October 31, 2011 (Unaudited)

First Tennessee Bank NA, 3.75%	1,000	654,063

		1,836,663

Diversified Financial Services (1.5%)
Citigroup Capital VII, 7.13%	74,225	1,837,069
Citigroup Capital XIII, 7.88% (a)	30,000	807,900

		2,644,969

Electric-Integrated (2.1%)
Entergy Louisiana LLC, 5.88%	20,000	539,600
SCANA Corp., 7.70%	5,880	166,698
Southern California Edison Co., 4.90% (a) (d)	21,150	2,112,885
Xcel Energy, Inc., 7.60%	33,000	913,770

		3,732,953

Finance-Credit Card (0.6%)
MBNA Capital, Series D, 8.13%	40,466	1,007,199

Finance-Investment Banker / Broker (2.1%)
Credit Suisse, Ltd., 7.90%	51,800	1,356,124
JP Morgan Chase Capital XXIX, 6.70%	32,300	816,867
Merrill Lynch Preferred Capital Trust III, 7.00%	24,800	578,832
Morgan Stanley Capital Trust VIII, 6.45%	43,100	994,317

		3,746,140

Finance-Mortgage Loan / Banker (0.3%)
Countrywide Capital IV, 6.75%	26,500	579,290

Financial Guarantee Insurance (0.6%)
Assured Guaranty Municipal Holdings, Inc., 6.25%	50,000	1,130,000

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc., Series A, 8.63%	23,000	624,220

Insurance (3.2%)
Endurance Specialty Holdings, Ltd., Series B, 7.50%	100,250	2,508,255
MetLife, Inc., Series A, 4.00%	48,000	1,067,520
MetLife, Inc., Series B, 6.50%	40,000	1,012,000
RenaissanceRe Holdings, Ltd., Series D, 6.60%	44,235	1,097,028

		5,684,803

Investment Management / Advisor Services (0.5%)
Deutsche Bank Contingent Capital Trust III, 7.60%	36,000	864,720

Life / Health Insurance (0.2%)
AAG Holding Co., Inc., 7.25%	15,200	379,848

Multi-line Insurance (1.1%)
Allianz SE, 8.38%	30,000	785,625
American Financial Group, Inc., 7.00%	46,000	1,205,200

		1,990,825

Multimedia (0.9%)
Viacom, Inc., 6.85%	60,000	1,531,800

Office Automation & Equipment (0.5%)
Pitney Bowes International Holdings, Inc., Series F, 6.13% (b) (d)	850	806,969

Real Estate Investment Trusts (7.7%)
CBL & Associates Properties, Inc., Series D, 7.38%	55,500	1,298,700
CommonWealth, Series E, 7.25%	20,000	486,800

Continued

6

Strategic Income
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Digital Realty Trust, Inc., Series E, 7.00%	56,000	1,406,160
Duke Realty Corp., Series L, 6.60%	36,500	886,585
Duke Realty Corp., Series M, 6.95%	21,992	553,539
Equity Residential, Series N, 6.48% (d)	51,350	1,296,587
Harris Preferred Capital Corp., Series A, 7.38%	31,800	809,628
Kimco Realty Corp., Series H, 6.90%	70,000	1,852,900
Public Storage, Series L, 6.75%	19,459	502,042
Public Storage, Series M, 6.63%	40,000	1,019,600
Public Storage, Series P, 6.50%	37,000	974,950
Vornado Realty L.P., 7.88% (d)	68,775	1,840,419
Vornado Realty Trust, Series J, 6.88%	26,000	674,960

		13,602,870

Special Purpose Entity (0.9%)
Corporate-Backed Trust Certificates, 6.25%	80,500	1,614,775

Super-Regional Banks-U.S. (1.3%)
National City Capital Trust III, 6.63%	20,000	508,800
USB Capital XII, 6.30%	40,000	1,014,800
Wells Fargo Capital XII, 7.88%	30,000	778,500

		2,302,100

Telephone-Integrated (0.8%)
Telephone & Data Systems, Inc., 6.88%	52,000	1,326,000

Television (1.1%)
CBS Corp., 6.75%	74,500	1,880,380

Transportation-Marine (1.3%)
Seaspan Corp., Series C, 9.50%	85,050	2,343,127

Total Preferred Stocks		58,829,702

Investments in Affiliates (5.3%)
Fifth Third Institutional Money Market Fund (c)	9,245,325	9,245,325

Total Investments in Affiliates		9,245,325

	Contracts

Call Options Purchased (0.0%)
U.S. Treasury 30-Year Bond Futures, expiring 11/25/11, exercise price $150.00	100	14,062
U.S. Treasury 30-Year Bond Futures, expiring 11/25/11, exercise price $153.00	250	15,625
U.S. Treasury 30-Year Bond Futures, expiring 11/25/11, exercise price $154.00	100	4,688

Total Call Options Purchased		34,375

Total Investments (Cost $178,482,545) - 104.3%		183,593,770

Liabilities in excess of other assets - (4.3)%		(7,627,922)

NET ASSETS - 100.0%		$175,965,848

Continued

7

Strategic Income
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Notes to Schedule of Investments
(a)	Variable rate security. Rate presented represents rate in effect at October 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund.
(d)	All or part of this security has been designated as collateral for when issued securities.
(e)	Illiquid Securities.
(f)	Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.
(g)	When Issued.
(h)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

The following abbreviations are used in the Schedule of Investments:
ABS – Asset-Backed Security
ADR – American Depositary Receipt
BRL – Brazilian Real
CMBS – Commercial Mortgage-Backed Security
CMO – Collateralized Mortgage Obligation
GBP – British Pound
GO – General Obligation
IO – Interest Only
NZD – New Zealand Dollar
PLN – Polish Zloty
PAC – Planned Amortization Class
WL – Whole Loan

At October 31, 2011, Strategic Income’s investments were in the following countries:

Country

Australia	0.5%
Bermuda	2.0%
Brazil	1.1%
Canada	0.7%
Cayman Islands	0.3%
France	0.4%
Germany	0.4%
Great Britain	2.0%
Isle Of Man	0.5%
Luxembourg	0.5%
Marshall Island	1.3%
New Zealand	2.1%
Poland	1.3%
South Korea	1.3%
Switzerland	1.1%
United States	84.5%

Total	100.0%

See notes to schedules of investments.

8

LifeModel AggressiveSM
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (99.7%)
Fifth Third All Cap Value Fund	633,811	$9,481,808
Fifth Third Disciplined Large Cap Value Fund	1,668,972	16,956,751
Fifth Third Institutional Money Market Fund	2,534,989	2,534,989
Fifth Third International Equity Fund	1,842,483	13,744,926
Fifth Third Mid Cap Growth Fund *	824,602	9,326,254
Fifth Third Quality Growth Fund	1,002,389	16,549,439
Fifth Third Short Term Bond Fund	108,061	1,029,821
Fifth Third Small Cap Growth Fund *	550,212	4,484,232
Fifth Third Small Cap Value Fund	250,448	4,640,792
Fifth Third Strategic Income Fund	184,293	1,911,118
Fifth Third Structured Large Cap Plus Fund	1,442,799	17,919,563
Fifth Third Total Return Bond Fund	110,089	1,023,825

Total Investments in Affiliates		99,603,518

Total Investments (Cost $93,824,329) - 99.7%		99,603,518

Other assets in excess of liabilities - 0.3%		339,755

NET ASSETS - 100.0%		$99,943,273

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel Moderately AggressiveSM
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (101.4%)
Fifth Third All Cap Value Fund	856,150	$12,808,002
Fifth Third Disciplined Large Cap Value Fund	2,149,970	21,843,690
Fifth Third Institutional Money Market Fund	6,870,557	6,870,557
Fifth Third International Equity Fund	2,511,591	18,736,468
Fifth Third Mid Cap Growth Fund *	1,144,406	12,943,235
Fifth Third Quality Growth Fund	1,293,718	21,359,290
Fifth Third Short Term Bond Fund	1,062,821	10,128,685
Fifth Third Small Cap Growth Fund *	715,438	5,830,821
Fifth Third Small Cap Value Fund	334,443	6,197,230
Fifth Third Strategic Income Fund	486,079	5,040,639
Fifth Third Structured Large Cap Plus Fund	1,735,225	21,551,493
Fifth Third Total Return Bond Fund	2,954,741	27,479,092

Total Investments in Affiliates		170,789,202

Total Investments (Cost $159,051,990) - 101.4%		170,789,202

Liabilities in excess of other assets - (1.4)%		(2,280,874)

NET ASSETS - 100.0%		$168,508,328

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel ModerateSM
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (100.0%)
Fifth Third All Cap Value Fund	819,771	$12,263,769
Fifth Third Disciplined Large Cap Value Fund	2,116,905	21,507,758
Fifth Third Institutional Money Market Fund	4,446,727	4,446,727
Fifth Third International Equity Fund	2,451,900	18,291,175
Fifth Third Mid Cap Growth Fund *	1,108,731	12,539,749
Fifth Third Quality Growth Fund	1,319,460	21,784,294
Fifth Third Short Term Bond Fund	2,678,431	25,525,444
Fifth Third Small Cap Growth Fund *	668,784	5,450,587
Fifth Third Small Cap Value Fund	312,385	5,788,499
Fifth Third Strategic Income Fund	1,145,658	11,880,470
Fifth Third Structured Large Cap Plus Fund	1,750,007	21,735,085
Fifth Third Total Return Bond Fund	7,641,163	71,062,819

Total Investments in Affiliates		232,276,376

Total Investments (Cost $221,193,351) - 100.0%		232,276,376

Liabilities in excess of other assets - (0.0)%		(23,705)

NET ASSETS - 100.0%		$232,252,671

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel Moderately ConservativeSM
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (100.3%)
Fifth Third All Cap Value Fund	141,263	$2,113,290
Fifth Third Disciplined Large Cap Value Fund	375,298	3,813,026
Fifth Third Institutional Money Market Fund	1,020,264	1,020,264
Fifth Third International Equity Fund	419,633	3,130,465
Fifth Third Mid Cap Growth Fund *	191,359	2,164,272
Fifth Third Quality Growth Fund	235,381	3,886,135
Fifth Third Short Term Bond Fund	689,788	6,573,676
Fifth Third Small Cap Growth Fund *	124,114	1,011,530
Fifth Third Small Cap Value Fund	58,016	1,075,045
Fifth Third Strategic Income Fund	241,713	2,506,568
Fifth Third Structured Large Cap Plus Fund	272,293	3,381,879
Fifth Third Total Return Bond Fund	2,045,896	19,026,830

Total Investments in Affiliates		49,702,980

Total Investments (Cost $46,805,832) - 100.3%		49,702,980

Liabilities in excess of other assets - (0.3)%		(170,919)

NET ASSETS - 100.0%		$49,532,061

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel ConservativeSM
Schedule of Investments
October 31, 2011 (Unaudited)

	Shares	Value

Investments in Affiliates (a) (100.0%)
Fifth Third All Cap Value Fund	53,708	$803,469
Fifth Third Disciplined Large Cap Value Fund	142,920	1,452,071
Fifth Third Institutional Money Market Fund	668,677	668,677
Fifth Third International Equity Fund	167,340	1,248,356
Fifth Third Mid Cap Growth Fund *	71,606	809,864
Fifth Third Quality Growth Fund	92,558	1,528,131
Fifth Third Short Term Bond Fund	740,952	7,061,277
Fifth Third Small Cap Growth Fund *	44,756	364,761
Fifth Third Small Cap Value Fund	20,360	377,272
Fifth Third Strategic Income Fund	184,191	1,910,058
Fifth Third Structured Large Cap Plus Fund	110,922	1,377,650
Fifth Third Total Return Bond Fund	2,205,920	20,515,053

Total Investments in Affiliates		38,116,639

Total Investments (Cost $37,719,387) - 100.0%		38,116,639

Other assets in excess of liabilities - 0.0%		17,173

NET ASSETS - 100.0%		$38,133,812

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

High Yield Bond
Schedule of Investments
October 31, 2011 (Unaudited)

	Principal
	Amount	Value

Convertible Bonds (0.3%)
Building Products-Cement & Aggregate (0.3%)
US Concrete, Inc., 9.50%, 8/31/15 (b)	$201,000	$191,453

Total Convertible Bonds		191,453

Corporate Bonds (82.0%)
Aerospace & Defense (1.6%)
BE Aerospace, Inc., 8.50%, 7/1/18, (Callable 7/1/13 @ 104.25)	196,000	214,130
TransDigm, Inc., 7.75%, 12/15/18, (Callable 12/15/14 @ 103.875)	750,000	813,750

		1,027,880

Airlines (0.6%)
American Airlines Pass Through Trust, Series 2009-1A, 10.38%, 7/2/19	207,434	222,992
Continental Airlines 2003-ERJ1 Pass Through Trust, Series RJO3, 7.88%, 1/2/20	151,892	148,854

		371,846

Athletic Equipment (0.8%)
Icon Health & Fitness, 11.88%, 10/15/16, (Callable 10/15/13 @ 105.938) (b)	621,000	521,640

Auto / Truck Parts & Equipment-Original (3.5%)
Accuride Corp., 9.50%, 8/1/18, (Callable 8/1/14 @ 104.75)	165,000	161,287
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18, (Callable 5/1/14 @ 104.25)	245,000	260,006
Lear Corp., 7.88%, 3/15/18, (Callable 3/15/14 @ 103.938)	89,000	95,898
Tenneco, Inc., 6.88%, 12/15/20, (Callable 12/15/15 @ 103.438)	166,000	170,150
Tomkins LLC / Tomkins, Inc., 9.25%, 10/1/18, (Callable 10/1/14 @ 104.5) (b)	231,000	251,790
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.63%, 9/1/17, (Callable 9/1/14 @ 105.313) (b)	335,000	345,050
Visteon Corp., 6.75%, 4/15/19, (Callable 4/15/14 @ 105.063) (b)	1,000,000	970,000

		2,254,181

Auto / Truck Parts & Equipment-Replacement (0.5%)
Exide Technologies, 8.63%, 2/1/18, (Callable 2/1/15 @ 104.313)	333,000	333,000

Auto-Cars / Light Trucks (0.6%)
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21, (Callable 6/15/16 @ 104.125) (b)	440,000	402,600

Broadcast Service / Program (0.6%)
Fisher Communications, Inc., 8.63%, 9/15/14, (Callable 12/1/11 @ 101.4375)	374,000	374,000

Building & Construction Products-Miscellaneous (1.2%)
Gibraltar Industries, Inc., Series B, 8.00%, 12/1/15, (Callable 12/1/11 @ 102.667)	750,000	748,125

Building-Heavy Construction (0.9%)
Tutor Perini Corp., 7.63%, 11/1/18, (Callable 11/1/14 @ 103.813)	650,000	606,125

Building-Residential / Commercial (2.1%)
Meritage Homes Corp., 7.15%, 4/15/20	1,025,000	945,562
Pulte Group, Inc., 6.38%, 5/15/33	539,000	390,775

		1,336,337

Cable / Satellite TV (4.3%)
Cablevision Systems Corp., 8.00%, 4/15/20	250,000	263,750
Cablevision Systems Corp., 8.63%, 9/15/17	350,000	379,750
CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, (Callable 4/30/15 @ 104.875)	239,000	239,000

Continued

1

High Yield Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, (Callable 1/15/14 @ 105.25)	59,000	61,213
CCO Holdings LLC / CCO Holdings Capital Corp., 7.88%, 4/30/18, (Callable 4/30/13 @ 105.906)	344,000	366,360
CCO Holdings LLC / CCO Holdings Capital Corp., 8.13%, 4/30/20, (Callable 4/30/15 @ 104.063)	215,000	232,737
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17, (Callable 11/15/12 @ 106.469) (b)	440,000	459,800
DISH DBS Corp., 7.88%, 9/1/19	309,000	339,127
Insight Communications Co., Inc., 9.38%, 7/15/18, (Callable 7/15/13 @ 107.031) (b)	352,000	399,520

		2,741,257

Capacitors (1.0%)
Kemet Corp., 10.50%, 5/1/18, (Callable 5/1/14 @ 105.25)	597,000	632,820

Cellular Telecom (1.8%)
Cricket Communications, Inc., 7.75%, 10/15/20, (Callable 10/15/15 @ 103.875)	112,000	95,760
MetroPCS Wireless, Inc., 7.88%, 9/1/18, (Callable 9/1/14 @ 103.938)	233,000	237,078
NII Capital Corp., 7.63%, 4/1/21, (Callable 4/1/16 @ 103.813)	792,000	815,760

		1,148,598

Chemicals-Diversified (0.3%)
Lyondell Chemical Co., 8.00%, 11/1/17, (Callable 5/1/13 @ 106)	178,000	200,250

Chemicals-Plastics (0.2%)
PolyOne Corp., 7.38%, 9/15/20, (Callable 9/15/15 @ 103.688)	106,000	107,060

Coal (2.2%)
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.50%, 12/15/19, (Callable 12/15/14 @ 104.25)	304,000	325,280
Consol Energy, Inc., 8.00%, 4/1/17, (Callable 4/1/14 @ 104)	106,000	116,070
Consol Energy, Inc., 8.25%, 4/1/20, (Callable 4/1/15 @ 104.125)	106,000	116,070
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18, (Callable 4/15/14 @ 104.125)	841,000	849,410

		1,406,830

Commercial Banks-Eastern U.S. (1.4%)
CIT Group, Inc., 7.00%, 5/2/16, (Callable 1/1/12 @ 100)	859,000	856,852
CIT Group, Inc., 7.00%, 5/2/17, (Callable 1/1/12 @ 100)	17,000	16,958

		873,810

Commercial Services (0.3%)
PHH Corp., 9.25%, 3/1/16	216,000	222,480

Construction Materials (0.5%)
Vulcan Materials Co., 7.50%, 6/15/21	350,000	344,679

Consulting Services (0.6%)
CoreLogic, Inc., 7.25%, 6/1/21, (Callable 6/1/16 @ 103.625) (b)	428,000	406,600

Consumer Products-Miscellaneous (1.5%)
Central Garden and Pet Co., 8.25%, 3/1/18, (Callable 3/1/14 @ 104.125)	327,000	326,183
Jarden Corp., 7.50%, 5/1/17	598,000	639,860

		966,043

Containers-Metal / Glass (0.2%)
BWAY Holding Co., 10.00%, 6/15/18, (Callable 6/15/14 @ 105)	100,000	102,500

Data Processing / Management (1.0%)
First Data Corp., 8.25%, 1/15/21, (Callable 1/15/16 @ 104.125) (b)	243,000	230,850

Continued

2

High Yield Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

First Data Corp., 8.88%, 8/15/20, (Callable 8/15/15 @ 104.438) (b)	331,000	350,860
First Data Corp., 9.88%, 9/24/15, (Callable 12/1/11 @ 104.938)	56,000	53,760

		635,470

Diversified Banks (0.6%)
Ally Financial, Inc., 7.38%, 12/16/44, (Callable 12/19/11 @ 25) (f)	18,226	397,691

Diversified Manufacturing Operations (2.1%)
Amsted Industries, Inc., 8.13%, 3/15/18, (Callable 3/15/14 @ 104.063) (b)	420,000	443,100
Griffon Corp., 7.13%, 4/1/18, (Callable 4/1/14 @ 105.344) (b)	261,000	248,602
JM Huber Corp., 9.88%, 11/1/19, (Callable 11/1/15 @ 104.938) (b) (e)	356,000	361,340
Koppers, Inc., 7.88%, 12/1/19, (Callable 12/1/14 @ 103.938)	296,000	312,280

		1,365,322

Electric-Generation (1.0%)
AES Corp. (The), 7.38%, 7/1/21 (b)	180,000	192,600
AES Corp. (The), 8.00%, 10/15/17	400,000	439,000

		631,600

Electric-Integrated (0.2%)
North American Energy Alliance LLC / North American Energy Alliance Finance Corp., 10.88%, 6/1/16, (Callable 6/1/13 @ 105.438) (b)	101,000	107,565

Food-Canned (0.5%)
Del Monte Foods Co., 7.63%, 2/15/19, (Callable 2/15/14 @ 103.813) (b)	351,000	333,450

Food-Meat Products (1.3%)
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21, (Callable 6/1/15 @ 105.438) (b)	868,000	807,240

Food-Retail (0.9%)
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19, (Callable 2/15/15 @ 104.625) (b)	434,000	429,660
Ingles Markets, Inc., 8.88%, 5/15/17, (Callable 5/15/13 @ 104.438)	132,000	141,570

		571,230

Funeral Services & Related Items (1.6%)
Service Corp. International, 8.00%, 11/15/21	290,000	319,363
Stewart Enterprises, Inc., 6.50%, 4/15/19, (Callable 4/15/14 @ 104.875)	250,000	245,000
Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.25%, 12/1/17, (Callable 12/1/13 @ 105.125)	469,000	456,102

		1,020,465

Gas-Transportation (1.1%)
Sabine Pass Liquified Natural Gas L.P., 7.25%, 11/30/13	734,000	734,000

Home Furnishings (0.2%)
Sealy Mattress Co., 8.25%, 6/15/14, (Callable 12/1/11 @ 101.375)	130,000	129,675

Independent Power Producer (1.5%)
Calpine Corp., 7.50%, 2/15/21, (Callable 11/1/15 @ 103.75) (b)	290,000	304,500
Calpine Corp., 7.88%, 1/15/23, (Callable 1/15/17 @ 103.938) (b)	400,000	422,000
GenOn Energy, Inc., 7.63%, 6/15/14	85,000	86,700
NRG Energy, Inc., 7.88%, 5/15/21, (Callable 5/15/16 @ 103.938) (b)	182,000	183,820

		997,020

Industrial Automats / Robots (0.5%)
Liberty Tire Recycling, 11.00%, 10/1/16, (Callable 10/1/13 @ 105.5) (b)	340,000	343,400

Machinery-Farm (1.0%)
Case New Holland, Inc., 7.88%, 12/1/17	546,000	615,615

Continued

3

High Yield Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Media (0.6%)
AMC Networks, Inc., 7.75%, 7/15/21, (Callable 7/15/16 @ 103.875) (b)	337,000	365,645

Medical Instruments (0.4%)
Accellent, Inc., 8.38%, 2/1/17, (Callable 2/1/13 @ 106.281)	244,000	248,880

Medical Products (0.8%)
Universal Hospital Services, Inc., 3.78%, 6/1/15, (Callable 12/1/11 @ 100) (a)	525,000	485,625

Medical-Drugs (1.0%)
Aptalis Pharma, Inc., 12.75%, 3/1/16, (Callable 3/1/12 @ 106.375)	350,000	371,000
Giant Funding Corp., 8.25%, 2/1/18, (Callable 2/1/14 @ 106.188) (b)	230,000	242,075

		613,075

Medical-Hospitals (3.0%)
Capella Healthcare, Inc., 9.25%, 7/1/17, (Callable 7/1/13 @ 106.938) (b)	736,000	758,080
CHS / Community Health Systems, Inc., 8.88%, 7/15/15, (Callable 12/1/11 @ 104.438)	258,000	264,127
HCA, Inc., 6.50%, 2/15/20	892,000	934,370

		1,956,577

Medical-Outpatient / Home Medical (0.9%)
Apria Healthcare Group, Inc., 11.25%, 11/1/14, (Callable 11/1/12 @ 102.813)	564,000	548,490

Metal Processors & Fabricators (0.7%)
Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, (Callable 7/15/15 @ 104.625) (b)	457,000	420,440

Metal-Aluminum (0.8%)
Aleris International, Inc., 7.63%, 2/15/18, (Callable 2/15/14 @ 105.719) (b)	518,000	498,575

Multi-line Insurance (0.5%)
MetLife, Inc., 10.75%, 8/1/39, (Callable 8/1/34 @ 100)	250,000	330,000

Multimedia (0.2%)
Entravision Communications Corp., 8.75%, 8/1/17, (Callable 8/1/13 @ 106.563)	120,000	119,100

Oil & Gas Exploration & Production (2.2%)
Berry Petroleum Co., 8.25%, 11/1/16, (Callable 12/1/11 @ 104.125)	426,000	441,975
Chesapeake Energy Corp., 6.63%, 8/15/20	444,000	481,185
Hilcorp Energy I L.P. / Hilcorp Finance Co., 7.63%, 4/15/21, (Callable 10/1/15 @ 103.813) (b)	170,000	179,350
Newfield Exploration Co., 6.88%, 2/1/20, (Callable 2/1/15 @ 103.438)	188,000	201,630
Petrohawk Energy Corp., 6.25%, 6/1/19, (Callable 6/1/15 @ 103.125)	90,000	101,700

		1,405,840

Oil Field Services (2.6%)
Basic Energy Services, Inc., 7.13%, 4/15/16, (Callable 12/1/11 @ 103.563)	457,000	463,855
Basic Energy Services, Inc., 7.75%, 2/15/19, (Callable 2/15/15 @ 103.875) (b)	293,000	293,000
Exterran Holdings, Inc., 7.25%, 12/1/18, (Callable 12/1/13 @ 105.438) (b)	700,000	672,000
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16, (Callable 1/15/12 @ 104.75) (b)	256,000	268,800

		1,697,655

Oil Refining & Marketing (0.9%)
Coffeyville Resources LLC / Coffeyville Finance, Inc., 10.88%, 4/1/17, (Callable 4/1/13 @ 108.156) (b)	520,000	588,900

Paper & Related Products (b) (0.9%)
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16, (Callable 6/1/13 @ 104)	134,000	136,010
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 7.13%, 4/15/19, (Callable 10/15/14 @ 103.563)	400,000	408,000

Continued

4

High Yield Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 8.75%, 10/15/16, (Callable 10/15/12 @ 103.875)	60,000	63,075

		607,085

Pharmacy Services (1.0%)
Omnicare, Inc., 7.75%, 6/1/20, (Callable 6/1/15 @ 103.875)	577,000	621,718

Pipelines (7.0%)
Atlas Pipeline Partners L.P., 8.75%, 6/15/18, (Callable 6/15/13 @ 104.375)	578,000	606,900
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 7.75%, 4/1/19, (Callable 4/1/15 @ 103.875) (b)	304,000	297,920
Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.88%, 2/15/18, (Callable 2/15/14 @ 104.438)	350,000	371,000
Enterprise Products Operating LLC, 7.00%, 6/1/67, (Callable 6/1/17 @ 100) (a)	550,000	532,125
Enterprise Products Operating LLC, Series A, 8.38%, 8/1/66, (Callable 8/1/16 @ 100) (a)	346,000	358,110
Genesis Energy L.P. / Genesis Energy Finance Corp., 7.88%, 12/15/18, (Callable 12/15/14 @ 103.938) (b)	788,000	764,360
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.88%, 12/1/18, (Callable 12/1/14 @ 103.438)	600,000	633,000
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.88%, 2/1/21, (Callable 2/1/16 @ 103.438) (b)	675,000	666,562
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.88%, 10/15/18, (Callable 10/15/14 @ 103.938) (b)	250,000	260,000

		4,489,977

Printing-Commercial (1.2%)
Cenveo Corp., 7.88%, 12/1/13, (Callable 12/1/11 @ 100)	362,000	298,650
Cenveo Corp., 8.88%, 2/1/18, (Callable 2/1/14 @ 104.438)	350,000	303,625
RR Donnelley & Sons Co., 7.25%, 5/15/18	61,000	59,475
RR Donnelley & Sons Co., 7.63%, 6/15/20	132,000	129,525

		791,275

Real Estate Investment Trusts (1.1%)
MPT Operating Partnership L.P. / MPT Finance Corp., 6.88%, 5/1/21, (Callable 5/1/16 @ 103.438) (b)	723,000	719,385

Recreational Centers (0.8%)
Equinox Holdings, Inc., 9.50%, 2/1/16, (Callable 2/1/13 @ 104.75) (b)	540,000	545,400

REITS-Health Care (0.8%)
Omega Healthcare Investors, Inc., 6.75%, 10/15/22, (Callable 10/15/15 @ 103.375)	495,000	499,950

Retail-Automobile (0.9%)
Asbury Automotive Group, Inc., 7.63%, 3/15/17, (Callable 3/15/12 @ 103.813) (d)	18,000	17,730
Penske Automotive Group, Inc., 7.75%, 12/15/16, (Callable 12/15/11 @ 103.875)	548,000	561,700

		579,430

Retail-Mail Order (0.7%)
QVC, Inc., 7.50%, 10/1/19, (Callable 10/1/14 @ 103.75) (b)	419,000	455,663

Rubber-Tires (0.5%)
Goodyear Tire & Rubber Co. (The), 8.75%, 8/15/20	314,000	337,550

Satellite Telecom (b) (0.1%)
EH Holding Corp., 6.50%, 6/15/19	63,000	64,418
EH Holding Corp., 7.63%, 6/15/21	17,000	17,595

		82,013

Continued

5

High Yield Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Special Purpose Entity (0.7%)
Holly Energy Partners L.P. / Holly Energy Finance Corp., 8.25%, 3/15/18, (Callable 3/15/14 @ 104.125) (b)	400,000	424,000

Steel Pipe & Tube (0.6%)
Mueller Water Products, Inc., 7.38%, 6/1/17, (Callable 6/1/12 @ 103.688)	460,000	404,800

Steel-Producers (1.4%)
AK Steel Corp., 7.63%, 5/15/20, (Callable 5/15/15 @ 103.813)	529,000	494,615
JMC Steel Group, 8.25%, 3/15/18, (Callable 3/15/14 @ 106.188) (b)	350,000	346,500
United States Steel Corp., 7.38%, 4/1/20	75,000	70,500

		911,615

Telecommunication Equipment (0.8%)
CommScope, Inc., 8.25%, 1/15/19, (Callable 1/15/15 @ 104.125) (b)	549,000	540,765

Telecommunication Services (0.8%)
TW Telecom Holdings, Inc., 8.00%, 3/1/18, (Callable 3/1/14 @ 104)	66,000	69,960
West Corp., 8.63%, 10/1/18, (Callable 10/1/14 @ 104.313)	417,000	431,595

		501,555

Telephone-Integrated (3.7%)
Cincinnati Bell, Inc., 8.25%, 10/15/17, (Callable 10/15/13 @ 104.125)	1,090,000	1,098,175
Frontier Communications Corp., 8.50%, 4/15/20	588,000	626,220
Sprint Capital Corp., 6.88%, 11/15/28	239,000	174,470
Windstream Corp., 7.50%, 4/1/23, (Callable 4/1/16 @ 103.75)	158,000	160,370
Windstream Corp., 7.88%, 11/1/17	319,000	344,520

		2,403,755

Transportation-Marine (1.2%)
Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.88%, 4/1/18, (Callable 4/1/14 @ 104.438)	506,000	524,975
Navios South American Logisitcs, Inc. / Navios Logistics Finance US, Inc., 9.25%, 4/15/19, (Callable 4/15/14 @ 106.938) (b)	312,000	275,340

		800,315

Vitamins & Nutrition Products (0.4%)
NBTY, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5)	250,000	268,438

Web Hosting / Design (1.0%)
Equinix, Inc., 7.00%, 7/15/21, (Callable 7/15/16 @ 103.5)	250,000	266,250
Equinix, Inc., 8.13%, 3/1/18, (Callable 3/1/14 @ 104.063)	344,000	374,960

		641,210

Wire & Cable Products (0.3%)
Belden, Inc., 7.00%, 3/15/17, (Callable 3/15/12 @ 103.5)	210,000	211,050

Wireless Equipment (1.3%)
Viasat, Inc., 8.88%, 9/15/16, (Callable 9/15/12 @ 106.656) (d)	814,000	838,420

Total Corporate Bonds		52,772,575

Foreign Bonds (9.8%)
Auto / Truck Parts & Equipment-Original (0.4%)
International Automotive Components Group SL, 9.13%, 6/1/18, (Callable 6/1/15 @ 104.563) (b)	264,000	260,040

Diversified Operations (0.4%)
Stena AB, 7.00%, 12/1/16, (Callable 12/1/11 @ 101.167) (d)	250,000	228,125

Continued

6

High Yield Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Electric-Generation (0.6%)
Intergen NV, 9.00%, 6/30/17, (Callable 6/30/12 @ 104.5) (b) (d)	400,000	413,500

Electric-Integrated (1.0%)
EDP Finance BV, 6.00%, 2/2/18 (b)	750,000	672,621

Forestry (1.0%)
Tembec Industries, Inc., 11.25%, 12/15/18, (Callable 12/15/14 @ 105.625)	591,000	608,730

Metal-Aluminum (0.3%)
Novelis, Inc., 8.38%, 12/15/17, (Callable 12/15/13 @ 106.281)	175,000	189,000

Oil & Gas Exploration & Production (b) (1.0%)
MEG Energy Corp., 6.50%, 3/15/21, (Callable 3/15/15 @ 104.875)	215,000	224,137
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18, (Callable 6/1/15 @ 104.25)	452,000	447,480

		671,617

Oil Field Services (1.4%)
Expro Finance Luxembourg SCA, 8.50%, 12/15/16, (Callable 12/15/13 @ 104.25) (b)	903,000	871,395

Paper & Related Products (1.1%)
Cascades, Inc., 7.75%, 12/15/17, (Callable 12/15/13 @ 103.875)	499,000	489,020
Cascades, Inc., 7.88%, 1/15/20, (Callable 1/15/15 @ 103.938)	200,000	195,000

		684,020

Satellite Telecom (0.6%)
Intelsat Jackson Holdings SA, 7.25%, 4/1/19, (Callable 4/1/15 @ 103.625) (b)	394,000	395,970

Telecommunication Services (1.0%)
Wind Acquisition Finance SA, 11.75%, 7/15/17, (Callable 7/15/13 @ 105.875) (b)	650,000	643,500

Transportation-Marine (1.0%)
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.13%, 2/15/19, (Callable 2/15/15 @ 104.063)	848,000	667,800

Total Foreign Bonds		6,306,318

	Shares

Investments in Affiliates (4.8%)
Fifth Third Institutional Money Market Fund (c)	3,119,153	3,119,153

Total Investments in Affiliates		3,119,153

Total Investments (Cost $62,405,916) - 96.9%		62,389,499

Other assets in excess of liabilities - 3.1%		1,983,629

NET ASSETS - 100.0%		$64,373,128

Notes to Schedule of Investments
(a)	Variable rate security. Rate presented represents rate in effect at October 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund.
(d)	All or part of this security has been designated as collateral for when issued securities.
(e)	When Issued.
(f)	Senior corporate bond traded in shares.

Continued

7

High Yield Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

At October 31, 2011, High Yield Bond’s investments were in the following countries:

Country

Brazil	0.7%
Canada	2.7%
Luxembourg	3.1%
Marshall Island	1.5%
Netherlands	1.7%
Spain	0.4%
Sweden	0.4%
United States	89.5%

Total	100.0%

See notes to schedules of investments.

8

Total Return Bond
Schedule of Investments
October 31, 2011 (Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities (5.6%)
Credit Card Bullet (0.7%)
1st Financial Bank USA, Series 2010-D, Class A, 3.72%, 6/17/19 (b)	$1,500,000	$1,540,094

Home Equity Sequential (0.2%)
Residential Funding Mortgage Securities II, Inc., Series 2006-HI3, Class A3, 5.96%, 2/25/36	647,492	580,987

Manufactured Housing ABS Other (2.2%)
Conseco Financial Corp., Series 1998-4, Class A7, 6.87%, 4/1/30 (a)	2,667,440	2,778,614
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40	2,311,718	2,312,653

		5,091,267

Manufactured Housing Sequential (1.0%)
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4, 6.57%, 5/7/27 (a)	2,123,131	2,294,520

Other ABS (1.5%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.51%, 6/20/31 (a) (b)	1,157,655	1,007,160
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF11, Class 1A2, 0.59%, 1/25/35 (a)	51,825	47,937
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFA, Class M3, 6.02%, 3/25/25 (j)	600,000	130,552
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF4, 6.01%, 5/25/36 (j)	1,645,000	723,846
Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (j)	1,662,624	1,663,160

		3,572,655

Total Asset-Backed Securities		13,079,523

Corporate Bonds (21.9%)
Advertising Agencies (1.0%)
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	1,000,000	1,060,000
Omnicom Group, Inc., 4.45%, 8/15/20	1,250,000	1,303,012

		2,363,012

Aerospace & Defense (0.7%)
Boeing Co. (The), 3.75%, 11/20/16	1,450,000	1,593,918

Airlines (0.3%)
Delta Air Lines Pass Through Trust, Series 02G2, 6.42%, 1/2/14	750,000	751,875

Cable / Satellite TV (1.1%)
Comcast Corp., 5.70%, 7/1/19	1,000,000	1,171,214
Time Warner Cable, Inc., 5.85%, 5/1/17	1,250,000	1,423,114

		2,594,328

Coatings / Paint (0.5%)
RPM International, Inc., 6.25%, 12/15/13	1,000,000	1,071,838

Commercial Banks-Central U.S. (0.4%)
SunTrust Bank, 3.00%, 11/16/11 (i)	1,000,000	1,001,057

Commercial Banks-Eastern U.S. (0.5%)
Manufacturers & Traders Trust Co., 1.87%, 4/1/13, (Callable 1/1/12 @ 100) (a)	1,075,000	1,070,977

Commercial Banks-Southern U.S. (0.7%)
BB&T Corp., 5.25%, 11/1/19	1,500,000	1,622,413

Continued

1

Total Return Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Computer Services (0.7%)
International Business Machines Corp., 5.88%, 11/29/32	1,250,000	1,579,283

Consumer Products-Miscellaneous (0.5%)
Clorox Co., 3.55%, 11/1/15	1,215,000	1,265,091

Diversified Banks (2.3%)
Bank of America Corp., 5.63%, 10/14/16	1,505,000	1,500,137
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,101,317
Goldman Sachs Group, Inc. (The), 6.13%, 2/15/33	500,000	505,537
JP Morgan Chase & Co., 6.00%, 1/15/18	1,265,000	1,415,509
Morgan Stanley, 5.75%, 10/18/16	780,000	799,887

		5,322,387

Diversified Financial Services (0.6%)
General Electric Capital Corp., 4.80%, 5/1/13	1,250,000	1,315,459

Electric-Generation (0.3%)
Kiowa Power Partners LLC, 4.81%, 12/30/13 (b)	781,889	787,597

Electric-Integrated (2.7%)
Alabama Power Capital Trust V, 3.47%, 10/1/42, (Callable 1/1/12 @ 100) (a)	874,000	862,638
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,775,000	1,893,742
Florida Power & Light Co., 5.96%, 4/1/39	870,000	1,138,176
Southern Power Co., Series B, 6.25%, 7/15/12	1,250,000	1,295,532
Virginia Electric and Power Co., 6.35%, 11/30/37	750,000	1,002,414

		6,192,502

Enterprise Software / Services (0.5%)
CA, Inc., 5.38%, 12/1/19	1,000,000	1,085,099

Finance-Investment Banker / Broker (0.3%)
JP Morgan Chase Capital XXI, Series U, 1.38%, 2/2/37, (Callable 2/2/12 @ 100) (a)	1,000,000	693,045

Food-Miscellaneous / Diversified (0.6%)
General Mills, Inc., 5.65%, 2/15/19	1,250,000	1,476,421

Food-Retail (0.3%)
Kroger Co. (The), 6.90%, 4/15/38	500,000	638,435

Life / Health Insurance (0.6%)
Prudential Financial, Inc., 3.88%, 1/14/15	1,250,000	1,306,384

Multi-line Insurance (0.5%)
MetLife, Inc., 6.75%, 6/1/16	1,000,000	1,163,906

Networking Products (0.2%)
Cisco Systems, Inc., 4.95%, 2/15/19	500,000	574,448

Oil & Gas Exploration & Production (0.4%)
Chesapeake Energy Corp., 6.13%, 2/15/21	1,000,000	1,047,500

Pipelines (0.6%)
Kinder Morgan Energy Partners L.P., 5.63%, 2/15/15	1,250,000	1,376,915

Real Estate Investment Trusts (0.8%)
Boston Properties L.P., 4.13%, 5/15/21	850,000	833,568
Simon Property Group L.P., 4.38%, 3/1/21, (Callable 12/1/20 @ 100)	1,100,000	1,138,301

		1,971,869

Continued

2

Total Return Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Reinsurance (0.7%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15		1,500,000	1,587,031

Retail-Drug Store (0.6%)
CVS Caremark Corp., 5.75%, 6/1/17		1,275,000	1,488,738

Retail-Restaurants (1.0%)
Darden Restaurants, Inc., 4.50%, 10/15/21		1,000,000	1,030,322
Yum! Brands, Inc., 3.88%, 11/1/20, (Callable 8/1/20 @ 100)		1,275,000	1,294,379

			2,324,701

Telephone-Integrated (1.2%)
AT&T, Inc., 6.30%, 1/15/38		1,450,000	1,742,507
Verizon Communications, Inc., 4.90%, 9/15/15		1,000,000	1,118,846

			2,861,353

Transportation-Rail (0.5%)
Burlington Northern Santa Fe LLC, 5.65%, 5/1/17		1,000,000	1,150,250

Transportation-Services (0.4%)
Ryder System, Inc., 3.50%, 6/1/17		1,000,000	1,032,762

Wireless Equipment (0.4%)
American Tower Corp., 4.50%, 1/15/18		800,000	822,837

Total Corporate Bonds			51,133,431

Foreign Bonds (9.1%)
Commercial Banks Non-U.S. (3.9%)
Bank of Nova Scotia, 2.15%, 8/3/16 (b)		9,000,000	9,097,524

Commercial Banks-Eastern U.S. (0.9%)
Credit Suisse, 5.30%, 8/13/19		2,000,000	2,149,364

Diversified Minerals (0.4%)
FMG Resources Property, Ltd., 7.00%, 11/1/15, (Callable 11/1/12 @ 105.25) (b) (g)		1,000,000	1,000,000

Metals & Mining (0.2%)
Rio Tinto Finance USA, Ltd., 3.50%, 11/2/20		500,000	511,450

Oil & Gas Exploration & Production (0.7%)
Gazprom Via Gazprom International SA, 7.20%, 2/1/20 (b)		1,370,147	1,507,161

Oil Company-Integrated (1.5%)
Husky Energy, Inc., 5.90%, 6/15/14		1,360,000	1,492,080
Shell International Finance BV, 4.38%, 3/25/20		1,850,000	2,105,896

			3,597,976

Pipelines (0.3%)
TransCanada PipeLines, Ltd., 5.85%, 3/15/36		500,000	605,899

Sovereign (1.2%)
New Zealand Government Bond, 6.00%, 12/15/17	NZD	3,150,000	2,810,089

Total Foreign Bonds			21,279,463

Mortgage-Backed Securities (60.8%)
Agency Collateral Other (2.0%)
Restructured Assets Certificates, Series 2006-9, Class P, 12.07%, 3/23/27 (b) (e) (g)		$5,250,000	4,568,550

Continued

3

Total Return Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

CMBS Other (4.6%)
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, 5.20%, 1/12/41 (a)	2,000,000	2,157,418
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.23%, 7/15/44 (a)	2,960,000	3,241,487
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)	2,500,556	2,723,526
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A4, 4.95%, 1/11/35	995,499	1,015,294
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.21%, 12/15/44 (a)	500,000	558,526
Nomura Asset Securities Corp., Series 1998-D6, Class A2, 7.07%, 3/15/30 (a)	1,000,000	1,056,735

		10,752,986

CMBS Subordinated (a) (1.3%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.09%, 12/15/41 (b)	1,675,000	1,660,607
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class C, 5.05%, 3/18/36	1,417,000	1,405,849

		3,066,456

U.S. Government Agencies (49.0%)
Fannie Mae, 0.49%, 8/25/44 (a)	462,675	463,192
Fannie Mae, 2.43%, 8/1/34 (a)	22,873	24,072
Fannie Mae, 3.50%, 10/1/20	1,459,813	1,530,416
Fannie Mae, 3.50%, 2/1/26	1,676,262	1,744,081
Fannie Mae, 3.75%, 8/25/18	1,780,255	1,859,319
Fannie Mae, 4.00%, 9/1/20	762,481	802,275
Fannie Mae, 4.00%, 2/1/26	911,791	972,130
Fannie Mae, 4.00%, 3/1/26	1,867,734	1,976,159
Fannie Mae, 4.00%, 9/1/40	1,114,912	1,160,358
Fannie Mae, 4.00%, 2/1/41	2,934,986	3,067,920
Fannie Mae, 4.00%, 3/1/41	3,165,882	3,321,641
Fannie Mae, 4.50%, 4/1/20	1,930,232	2,068,183
Fannie Mae, 4.50%, 3/1/25	757,084	814,741
Fannie Mae, 4.50%, 9/1/40	1,812,684	1,944,104
Fannie Mae, 5.00%, 6/1/23	1,374,949	1,476,895
Fannie Mae, 5.00%, 5/1/25	724,861	786,814
Fannie Mae, 5.00%, 7/1/33	487,013	525,593
Fannie Mae, 5.00%, 1/1/34 (d)	3,622,030	3,908,963
Fannie Mae, 5.00%, 6/1/40	740,380	801,353
Fannie Mae, 5.50%, 12/25/20	737,314	768,084
Fannie Mae, 5.50%, 2/1/25	483,678	528,645
Fannie Mae, 5.50%, 3/1/33 (d)	3,049,623	3,328,854
Fannie Mae, 5.50%, 5/25/34	3,150,000	3,388,219
Fannie Mae, 5.50%, 3/1/35	555,385	608,581
Fannie Mae, 5.50%, 6/1/35	264,702	290,055
Fannie Mae, 5.50%, 11/1/35	658,074	727,480
Fannie Mae, 5.50%, 9/1/36	1,682,455	1,836,505
Fannie Mae, 5.50%, 11/1/36	911,947	1,013,828
Fannie Mae, 5.50%, 1/1/37	721,839	797,971
Fannie Mae, 5.50%, 1/1/37 (d)	1,574,653	1,740,730
Fannie Mae, 5.50%, 5/1/37	1,996,136	2,196,997
Fannie Mae, 5.50%, 8/1/37	1,806,868	2,008,729
Fannie Mae, 6.00%, 5/1/17	54,880	59,653
Fannie Mae, 6.00%, 5/1/18	179,945	195,762
Fannie Mae, 6.00%, 2/1/22	1,240,894	1,361,105
Fannie Mae, 6.00%, 1/1/33	159,351	176,880
Fannie Mae, 6.00%, 8/25/33 (a)	1,137,035	1,103,425

Continued

4

Total Return Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Fannie Mae, 6.00%, 7/1/35	1,763,499	1,944,257
Fannie Mae, 6.00%, 9/1/35	908,713	1,004,638
Fannie Mae, 6.00%, 1/1/36 (d)	1,671,482	1,853,255
Fannie Mae, 6.00%, 12/1/36	504,344	559,191
Fannie Mae, 6.00%, 1/1/37	1,554,370	1,709,321
Fannie Mae, 6.00%, 1/1/38	225,982	248,227
Fannie Mae, 6.00%, 7/1/38	4,032,843	4,427,305
Fannie Mae, 6.00%, 7/1/39	892,392	1,001,989
Fannie Mae, 6.50%, 7/1/16	200,634	220,585
Fannie Mae, 6.50%, 6/1/17	54,284	59,682
Fannie Mae, 6.50%, 8/1/28	82,006	92,867
Fannie Mae, 6.50%, 6/1/29	62,773	71,087
Fannie Mae, 6.50%, 4/1/32	162,927	183,283
Fannie Mae, 6.50%, 6/1/32	226,334	254,612
Fannie Mae, 6.50%, 7/1/32	351,595	396,052
Fannie Mae, 6.50%, 3/1/33	42,042	47,189
Fannie Mae, 6.50%, 8/1/36	151,318	165,400
Fannie Mae, 6.50%, 11/1/37	841,927	936,069
Fannie Mae, 7.00%, 6/1/32	84,671	98,788
Fannie Mae, 7.00%, 8/1/32	175,301	201,790
Fannie Mae, 7.00%, 9/1/36	394,673	452,727
Fannie Mae, 7.50%, 6/1/28	56,957	65,970
Fannie Mae, TBA, 4.00%, 11/1/41 (h)	5,000,000	5,196,875
Freddie Mac, 0.64%, 7/15/36 (a) (d)	431,645	432,053
Freddie Mac, 3.50%, 11/1/25	941,485	977,555
Freddie Mac, 4.00%, 5/1/19	1,463,875	1,551,205
Freddie Mac, 4.50%, 6/1/34	605,905	643,265
Freddie Mac, 4.50%, 9/1/34	470,951	499,990
Freddie Mac, 4.50%, 4/1/41	1,934,575	2,068,824
Freddie Mac, 5.00%, 12/1/18	484,011	521,743
Freddie Mac, 5.00%, 10/1/21	601,576	647,346
Freddie Mac, 5.00%, 2/15/25	3,245,000	3,627,007
Freddie Mac, 5.00%, 8/1/33	167,811	180,591
Freddie Mac, 5.00%, 5/1/34	85,109	91,537
Freddie Mac, 5.00%, 7/1/35	215,373	231,505
Freddie Mac, 5.00%, 8/1/35	542,730	587,279
Freddie Mac, 5.00%, 11/1/35	2,046,193	2,205,215
Freddie Mac, 5.00%, 4/1/36	206,677	222,158
Freddie Mac, 5.00%, 7/1/36	824,897	885,524
Freddie Mac, 5.00%, 11/1/39	1,800,954	1,952,734
Freddie Mac, 5.18%, 3/1/37 (a)	201,134	216,012
Freddie Mac, 5.42%, 4/1/37 (a)	1,202,654	1,276,459
Freddie Mac, 5.81%, 10/1/36 (a)	760,805	818,116
Freddie Mac, 5.85%, 3/1/37 (a) (d)	2,690,575	2,903,639
Freddie Mac, 6.00%, 12/15/21	430,864	440,126
Freddie Mac, 6.00%, 9/1/33	126,859	140,439
Freddie Mac, 6.00%, 2/1/38	2,962,225	3,311,733
Freddie Mac, 6.00%, 5/1/38	547,281	604,157
Freddie Mac, 6.08%, 2/1/37 (a)	2,178,743	2,353,777
Freddie Mac, 6.10%, 1/1/37 (a)	2,633,021	2,845,344
Freddie Mac, 6.50%, 1/1/29	570,805	647,697
Freddie Mac, 6.50%, 7/1/32	73,407	83,020
Freddie Mac, 6.50%, 9/1/32	27,510	31,044
Freddie Mac, 7.00%, 6/1/26	292,574	336,049
Freddie Mac, 7.00%, 1/1/32	49,542	57,163
Freddie Mac, IO, 6.96%, 7/15/32 (a) (g)	1,406,801	50,145
Government National Mortgage Association, IO, 0.18%, 3/16/46 (a)	9,635,620	141,586
Government National Mortgage Association, IO, 0.25%, 4/16/46 (a)	32,195,671	585,156

Continued

5

Total Return Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Government National Mortgage Association, IO, 0.33%, 2/16/48 (a)	37,483,036	1,073,177
Government National Mortgage Association, IO, 0.42%, 6/17/45 (a)	6,789,792	159,363
Government National Mortgage Association, IO, 0.49%, 6/16/49 (a)	36,497,412	1,617,967
Government National Mortgage Association, IO, 0.60%, 2/16/48 (a)	9,378,969	327,964
Government National Mortgage Association, IO, 1.13%, 10/16/44 (a)	19,878,194	1,435,424
Government National Mortgage Association, IO, 1.27%, 8/16/46 (a)	18,661,903	1,468,822
Government National Mortgage Association, IO, 1.65%, 4/16/53 (a)	16,489,504	1,501,106

		114,321,887

WL Collateral CMO Mezzanine (0.0%)
Homebanc Mortgage Trust, Series 2004-1, Class 2M2, 1.97%, 8/25/29 (a)	290,692	105,710

WL Collateral CMO Other (2.4%)
Homebanc Mortgage Trust, Series 2004-2, Class A2, 0.69%, 12/25/34 (a) (d)	966,772	584,247
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.47%, 4/25/37 (a) (d)	356,490	208,168
JP Morgan Mortgage Trust, Series 2005-A1, Class 2A1, 4.75%, 2/25/35 (a)	341,966	313,704
JP Morgan Mortgage Trust, Series 2005-A2, Class 3A2, 4.76%, 4/25/35 (a)	1,907,290	1,689,203
JP Morgan Mortgage Trust, Series 2005-A2, Class 7CB1, 4.88%, 4/25/35 (a)	1,262,129	1,128,916
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.67%, 6/25/35 (a)	1,180,178	927,091
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6B, 5.15%, 12/25/34 (j)	712,469	691,450

		5,542,779

WL Collateral CMO Sequential (1.1%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20	1,593,628	1,586,412
Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	178,007	173,427
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 6A1, 5.25%, 10/25/19	482,211	486,802
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 12A2, 0.34%, 6/25/37 (a)	199,342	188,006
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.67%, 6/25/36 (a)	185,155	159,045

		2,593,692

WL Collateral PAC (0.4%)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1, 5.50%, 3/25/36	857,891	853,299

Total Mortgage-Backed Securities		141,805,359

Municipal Bonds (1.6%)
Arizona (0.8%)
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 12/1/28, (Callable 12/1/21 @ 100)	1,695,000	1,900,129

Texas (0.4%)
Board of Regents of the University of Texas System, Build America Bonds, Series C, 4.79%, 8/15/46	745,000	822,175

Washington (0.4%)
State of Washington, Series A, GO, 5.00%, 7/1/19 (h)	875,000	1,045,476

Total Municipal Bonds		3,767,780

U.S. Treasury Obligations (4.9%)
U.S. Treasury Bonds (1.5%)
4.38%, 5/15/41	2,750,000	3,375,625

U.S. Treasury Notes (1.5%)
1.13%, 1/15/21 (f)	3,225,676	3,546,982

Continued

6

Total Return Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

U.S. Treasury Strips (1.9%)
8.21%, 11/15/27 * (d)	7,400,000	4,534,528

Total U.S. Treasury Obligations		11,457,135

	Shares

Preferred Stocks (1.4%)
Food-Miscellaneous / Diversified (0.9%)
HJ Heinz Finance Co., 8.00% (b)	20	2,120,625

Office Automation & Equipment (0.5%)
Pitney Bowes International Holdings, Inc., Series F, 6.13% (b)	1,250	1,186,719

Total Preferred Stocks		3,307,344

Investments in Affiliates (2.2%)
Fifth Third Institutional Money Market Fund (c)	5,218,939	5,218,939

Total Investments in Affiliates		5,218,939

	Contracts

Call Options Purchased (0.0%)
U.S. Treasury 30-Year Bond Futures, expiring 11/25/11. exercise price $154.00	25	1,172

Total Call Options Purchased		1,172

Total Investments (Cost $246,093,424) - 107.5%		251,050,146

Liabilities in excess of other assets - (7.5)%		(17,598,507)

NET ASSETS - 100.0%		$233,451,639

Notes to Schedule of Investments
*	Rate represents the effective yield at purchase.
(a)	Variable rate security. Rate presented represents rate in effect at October 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund.
(d)	All or part of this security has been designated as collateral for futures contracts and when issued securities.
(e)	The Fund’s securities were fair valued at October 31, 2011 using procedures approved by the Board of Trustees.
(f)	Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Illiquid Securities.
(h)	When Issued.
(i)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(j)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

Continued

7

Total Return Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GO - General Obligation
IO - Interest Only
NZD - New Zealand Dollar
PAC - Planned Amortization Class
TBA - To Be Announced
WL - Whole Loan

At October 31, 2011, Total Return Bond’s investments were in the following countries:

Country

Australia	0.6%
Canada	4.5%
Luxembourg	0.6%
Netherlands	0.8%
New Zealand	1.1%
Switzerland	0.9%
United States	91.5%

Total	100.0%

See notes to schedules of investments.

8

Short Term Bond
Schedule of Investments
October 31, 2011 (Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities (6.7%)
Automobile Sequential (3.7%)
Ally Auto Receivables Trust, Series 2010-4, Class A3, 0.91%, 11/17/14	$1,245,000	$1,247,790
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	975,370	983,633
Ford Credit Auto Owner Trust, Series 2009-D, Class A3, 2.17%, 10/15/13	369,241	371,673
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13	342,215	343,979
Hyundai Auto Receivables Trust, Series 2009-A, Class A4, 3.15%, 3/15/16	3,000,000	3,104,502
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14	859,196	864,702

		6,916,279

Credit Card Bullet (0.8%)
1st Financial Bank USA, Series 2010-A, Class A, 3.00%, 4/17/17 (b)	1,530,000	1,532,728

Other ABS (2.2%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.51%, 6/20/31, (a) (b)	982,252	854,559
CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, 1/15/16	2,700,000	2,768,655
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 5.25%, 2/20/21 (b) (e)	351,618	360,961

		3,984,175

Total Asset-Backed Securities		12,433,182

Corporate Bonds (26.4%)
Auto-Cars / Light Trucks (0.7%)
Daimler Finance North America LLC, 6.50%, 11/15/13	1,275,000	1,397,818

Beverages-Non-alcoholic (0.8%)
PepsiCo, Inc., 0.80%, 8/25/14	1,560,000	1,556,237

Brewery (0.8%)
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	1,500,000	1,535,312

Coatings / Paint (0.6%)
RPM International, Inc., 6.25%, 12/15/13	1,000,000	1,071,838

Computer Services (1.1%)
International Business Machines Corp., 0.88%, 10/31/14	1,975,000	1,978,379

Cosmetics & Toiletries (0.9%)
Procter & Gamble Co. (The), 0.70%, 8/15/14	1,600,000	1,599,250

Diversified Banks (4.3%)
Bank of America Corp., 6.25%, 4/15/12	1,150,000	1,167,004
Citigroup, Inc., 5.50%, 4/11/13	1,200,000	1,245,110
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13	1,500,000	1,545,345
JP Morgan Chase & Co., 2.05%, 1/24/14	2,500,000	2,528,865
Morgan Stanley, 5.30%, 3/1/13	1,500,000	1,538,943

		8,025,267

Diversified Financial Services (1.4%)
General Electric Capital Corp., 4.80%, 5/1/13	2,500,000	2,630,918

E-Commerce / Services (0.5%)
eBay, Inc., 0.88%, 10/15/13	1,000,000	1,003,150

Electric-Generation (0.4%)
Kiowa Power Partners LLC, 4.81%, 12/30/13 (b)	781,890	787,597

Continued

1

Short Term Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Electric-Integrated (2.5%)
Duke Energy Ohio, Inc., 2.10%, 6/15/13	2,000,000	2,042,908
NextEra Energy Capital Holdings, Inc., 5.35%, 6/15/13	1,515,000	1,608,745
PSEG Power LLC, 2.50%, 4/15/13	1,000,000	1,012,672

		4,664,325

Fiduciary Banks (1.6%)
Northern Trust Corp., 4.63%, 5/1/14	1,325,000	1,436,980
State Street Corp., 4.30%, 5/30/14	1,400,000	1,512,792

		2,949,772

Finance-Commercial (1.5%)
Caterpillar Financial Services Corp., 6.20%, 9/30/13	2,500,000	2,740,992

Finance-Credit Card (0.8%)
American Express Credit Corp., 5.88%, 5/2/13	1,370,000	1,456,895

Food-Retail (0.7%)
Kroger Co. (The), 6.20%, 6/15/12	1,250,000	1,287,086

Life / Health Insurance (0.6%)
Prudential Financial, Inc., 2.75%, 1/14/13	1,100,000	1,113,066

Oil Company-Integrated (0.7%)
Chevron Corp., 3.95%, 3/3/14	1,250,000	1,344,848

Regional Malls (0.6%)
Simon Property Group L.P., 5.63%, 8/15/14	1,000,000	1,104,304

Reinsurance (1.1%)
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	2,000,000	2,139,166

Retail-Discount (1.9%)
Wal-Mart Stores, Inc., 3.20%, 5/15/14	3,300,000	3,504,478

Super-Regional Banks-U.S. (2.3%)
SunTrust Banks, Inc., 5.25%, 11/5/12	1,250,000	1,288,650
US Bancorp, 4.20%, 5/15/14	1,420,000	1,534,239
Wells Fargo & Co., 4.38%, 1/31/13	1,500,000	1,559,977

		4,382,866

Transportation-Rail (0.6%)
Union Pacific Corp., 5.45%, 1/31/13	1,000,000	1,056,018

Total Corporate Bonds		49,329,582

Foreign Bonds (6.1%)
Commercial Banks Non-U.S. (3.9%)
Bank of Montreal, 2.13%, 6/28/13	2,775,000	2,836,530
Barclays Bank PLC, 2.50%, 1/23/13	1,900,000	1,902,662
Westpac Banking Corp., 2.10%, 8/2/13	2,500,000	2,539,118

		7,278,310

Commercial Banks-Eastern U.S. (1.4%)
Credit Suisse, 2.20%, 1/14/14	2,650,000	2,645,328

Money Center Banks (0.8%)
Deutsche Bank AG, 2.38%, 1/11/13	1,500,000	1,498,629

Total Foreign Bonds		11,422,267

Continued

2

Short Term Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Mortgage-Backed Securities (24.1%)
CMBS Other (8.6%)
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 7/11/43	1,120,924	1,129,168
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, 5.20%, 1/12/41 (a)	2,500,000	2,696,772
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38	2,705,000	2,792,236
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4, 4.80%, 3/15/36	2,025,000	2,105,891
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2, 5.00%, 12/10/37	1,083,353	1,108,576
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2, 4.35%, 6/10/48	420,841	420,612
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42 (d)	595,271	595,086
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2, Class A4, 5.74%, 12/15/35	1,097,168	1,116,366
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4, 4.98%, 11/15/34	2,403,989	2,461,779
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4, 5.01%, 12/15/35 (a)	1,505,000	1,602,104

		16,028,590

U.S. Government Agencies (8.2%)
Fannie Mae, 1.89%, 9/1/34 (a)	750,449	781,765
Fannie Mae, 1.93%, 4/1/35 (a)	584,883	605,604
Fannie Mae, 2.44%, 4/1/33 (a)	559,422	586,872
Fannie Mae, 2.75%, 10/25/18	1,382,185	1,422,629
Fannie Mae, 3.50%, 6/1/20	1,205,482	1,263,784
Fannie Mae, 3.50%, 11/1/20	850,548	891,685
Fannie Mae Prepayment Link Note, Series 2005-4, Class 1, 4.65%, 12/25/12	1,112,749	1,152,805
Freddie Mac, 2.49%, 7/1/35 (a) (d)	1,058,330	1,112,546
Freddie Mac, 2.69%, 3/1/34 (a)	715,173	756,733
Freddie Mac, 4.25%, 12/15/19	1,298,734	1,367,989
Freddie Mac, 4.50%, 3/15/19	1,617,001	1,662,282
Freddie Mac, 5.42%, 4/1/37 (a)	1,079,094	1,145,316
Government National Mortgage Association, 3.95%, 11/16/30 (d)	1,405,799	1,435,073
Government National Mortgage Association, 4.00%, 5/16/27	853,499	874,841
Government National Mortgage Association, 4.09%, 8/16/30	231,987	232,799

		15,292,723

WL Collateral CMO Other (6.0%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 13A3, 2.81%, 4/25/34 (a)	1,039,787	827,029
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.75%, 1/25/34 (f)	693,343	716,348
Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 2.35%, 6/19/34 (a) (d)	4,496,047	3,733,018
Homebanc Mortgage Trust, Series 2004-2, Class A2, 0.69%, 12/25/34 (a)	779,219	470,903
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.47%, 4/25/37 (a)	1,247,716	728,589
JP Morgan Alternative Loan Trust, Series 2006-S2, Class A2, 5.81%, 5/25/36 (f)	293,835	284,318
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A3, 4.90%, 2/25/35 (a)	273,128	268,823
JP Morgan Mortgage Trust, Series 2005-A2, Class 5A1, 4.30%, 4/25/35 (a)	417,932	416,199
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.67%, 6/25/35 (a) (d)	1,891,235	1,485,663
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.43%, 12/25/32 (a)	54,216	52,006
Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.64%, 10/25/35 (a)	1,009,409	922,275
Residential Funding Mortgage Securities I, Series 2007-SA1, Class 1A1, 3.20%, 2/25/37 (a) (d)	1,987,408	1,329,745

		11,234,916

Continued

3

Short Term Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

WL Collateral CMO Sequential (0.9%)
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A2, 3.15%, 12/25/35 (a)	326,388	314,691
JP Morgan Alternative Loan Trust, Series 2006-S3, Class A2A, 5.87%, 8/25/36 (d) (f)	608,162	609,828
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.67%, 6/25/36 (a)	583,238	500,992
RAAC Series, Series 2005-SP1, Class 2A2, 5.25%, 9/25/34	179,602	179,661

		1,605,172

WL Collateral PAC (0.4%)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1, 5.50%, 3/25/36	861,456	856,845

Total Mortgage-Backed Securities		45,018,246

Municipal Bonds (2.0%)
Illinois (1.3%)
City of Chicago, GO, 1.63%, 4/1/12, (Callable 12/1/11 @ 100)	2,400,000	2,401,992

Kentucky (0.3%)
Kentucky Asset Liability Commission, 1.69%, 4/1/12	590,000	591,151

Texas (0.4%)
State of Texas, Series B, GO, AMT, 5.00%, 8/1/14	625,000	686,600

Total Municipal Bonds		3,679,743

U.S. Government Agencies (27.6%)
Fannie Mae (6.4%)
0.63%, 10/30/14	2,500,000	2,497,440
1.00%, 9/20/13	2,000,000	2,011,280
1.25%, 8/20/13	3,000,000	3,045,495
1.50%, 3/28/14	2,275,000	2,285,203
2.63%, 11/20/14	2,000,000	2,118,648

		11,958,066

Federal Farm Credit Bank (1.7%)
2.63%, 4/17/14	3,000,000	3,148,428

Federal Home Loan Bank (8.9%)
0.88%, 12/27/13	1,500,000	1,512,557
1.38%, 5/28/14	3,500,000	3,568,509
1.40%, 7/12/13	3,000,000	3,006,015
2.38%, 3/14/14	2,500,000	2,607,062
2.50%, 6/13/14	1,500,000	1,573,151
3.63%, 10/18/13	1,500,000	1,592,570
4.88%, 11/27/13	2,500,000	2,727,307

		16,587,171

Freddie Mac (9.5%)
1.00%, 7/30/14	1,500,000	1,514,922
1.00%, 8/20/14	2,500,000	2,513,203
1.10%, 8/8/14	3,000,000	3,007,974
1.35%, 4/29/14	3,000,000	3,055,023
1.38%, 2/25/14	2,500,000	2,549,190
2.18%, 2/19/14	2,700,000	2,800,521
4.50%, 4/2/14	2,195,000	2,396,808

		17,837,641

Overseas Private Investment Corp. (1.1%)
0.01%, 11/18/13	2,000,000	2,008,460

Continued

4

Short Term Bond
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Total U.S. Government Agencies		51,539,766

U.S. Treasury Obligations (6.4%)
U.S. Treasury Notes (6.4%)
1.00%, 7/15/13	3,000,000	3,038,790
1.38%, 2/15/13	3,000,000	3,045,351
2.63%, 7/31/14	5,500,000	5,835,588

Total U.S. Treasury Obligations		11,919,729

	Shares

Investments in Affiliates (2.3%)
Fifth Third Institutional Money Market Fund (c)	4,232,758	4,232,758

Total Investments in Affiliates		4,232,758

Total Investments (Cost $191,791,962) - 101.6%		189,575,273

Liabilities in excess of other assets - (1.6)%		(2,900,145)

NET ASSETS - 100.0%		$186,675,128

Notes to Schedule of Investments
(a)	Variable rate security. Rate presented represents rate in effect at October 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund.
(d)	All or part of this security has been designated as collateral for futures contracts.
(e)	Illiquid Securities.
(f)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
AMT - Alternative Minimum Tax Paper
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GO - General Obligation
PAC - Planned Amortization Class
WL - Whole Loan

At October 31, 2011, Short Term Bond’s investments were in the following countries:

Country

Australia	1.3%
Canada	1.5%
Germany	0.8%
Great Britain	1.0%
Switzerland	1.4%
United States	94.0%

Total	100.0%

See notes to schedules of investments.

5

Prime Money Market
Schedule of Investments
October 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (17.9%)
Beverages-Non-alcoholic (0.4%)
Coca-Cola Co. (The), 0.34%, 5/15/12, (Next Reset: 11/15/11) (a)	$3,000,000	$3,001,711

Commercial Banks Non-U.S. (a) (1.4%)
Bayerische Landesbank, 0.37%, 6/20/12, (Next Reset: 12/20/11)	6,474,000	6,465,332
National Australia Bank, Ltd., 0.34%, 12/1/11	5,000,000	5,000,143

		11,465,475

Commercial Banks-Eastern U.S. (0.8%)
Royal Bank of Canada, 0.47%, 9/12/12, (Next Reset: 11/1/11) (a)	7,000,000	7,000,000

Computer Services (0.6%)
IBM International Group Capital LLC, 5.05%, 10/22/12	750,000	781,924
International Business Machines Corp., 0.30%, 11/4/11 (a)	4,260,000	4,260,019

		5,041,943

Cosmetics & Toiletries (0.6%)
Procter & Gamble International Funding SCA, 1.38%, 8/1/12	5,000,000	5,037,960

Diversified Financial Services (4.1%)
General Electric Capital Corp., 5.25%, 10/19/12	10,000,000	10,419,908
General Electric Capital Corp., Series A, 5.88%, 2/15/12	12,170,000	12,359,072
General Electric Capital Corp., Series A, 6.00%, 6/15/12	11,500,000	11,893,429

		34,672,409

Diversified Manufacturing Operations (0.4%)
3M Co., 4.50%, 11/1/11	2,860,000	2,860,000

Fiduciary Banks (2.5%)
Bank of New York Mellon Corp. (The), 5.13%, 11/1/11	4,450,000	4,450,000
Bank of New York Mellon Corp. (The), 0.46%, 3/23/12, (Next Reset: 12/23/11) (a)	4,600,000	4,601,433
Bank of New York Mellon Corp. (The), 4.95%, 11/1/12	3,000,000	3,127,767
State Street Corp., 0.53%, 4/30/12, (Next Reset: 1/30/12) (a)	9,125,000	9,128,003

		21,307,203

Finance-Investment Banker / Broker (2.9%)
Bear Stearns Cos. LLC (The), 5.35%, 2/1/12	10,038,000	10,152,976
Bear Stearns Cos. LLC (The), 6.95%, 8/10/12	13,700,000	14,358,350

		24,511,326

Oil Company-Integrated (1.2%)
Shell International Finance BV, 0.71%, 6/22/12, (Next Reset: 12/22/11) (a)	10,000,000	10,023,605

Reinsurance (1.5%)
Berkshire Hathaway, Inc., 0.45%, 2/10/12, (Next Reset: 11/10/11) (a)	10,000,000	10,005,125
Berkshire Hathaway Finance Corp., 4.75%, 5/15/12	2,500,000	2,558,414

		12,563,539

U.S. Government Agencies (d) (1.5%)
Morgan Stanley, 0.54%, 3/13/12, (Next Reset: 12/13/11) (a)	8,500,000	8,508,393
Sovereign Bank, 2.75%, 1/17/12	4,030,000	4,050,593

		12,558,986

Total Corporate Bonds		150,044,157

Continued

1

Prime Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Municipal Bonds (0.7%)
Washington (0.7%)
County of King, Series C, GO, 0.75%, 12/1/11	5,800,000	5,801,278

Total Municipal Bonds		5,801,278

U.S. Government Agencies (7.1%)
Federal Farm Credit Bank (1.2%)
0.23%, 10/19/12, (Next Reset: 11/1/11) (a)	10,000,000	9,998,045

Federal Home Loan Bank (1.8%)
0.30%, 12/15/11, (Next Reset: 11/1/11) (a)	10,000,000	10,000,000
0.33%, 7/16/12	5,000,000	5,001,628

		15,001,628

Straight-A Funding LLC ** (b) (4.1%)
0.19%, 12/2/11	10,000,000	9,998,364
0.18%, 12/27/11	10,000,000	9,997,200
0.19%, 1/5/12	15,000,000	14,994,854

		34,990,418

Total U.S. Government Agencies		59,990,091

Certificates of Deposit (6.6%)
Commercial Banks (4.8%)
Bank of Montreal, 0.32%, 2/15/12	5,000,000	5,000,000
National Australia Bank, Ltd., 0.38%, 3/1/12	10,000,000	10,000,000
Royal Bank of Canada, 0.40%, 7/9/12, (Next Reset: 1/9/12) (a)	5,000,000	5,000,638
Toronto Dominion, 0.26%, 1/11/12	10,000,000	10,000,000
Toronto Dominion, 0.43%, 10/19/12, (Next Reset: 1/19/12) (a)	10,000,000	10,000,000

		40,000,638

Commercial Banks-Central U.S. (1.8%)
Bank of Nova Scotia, 0.33%, 12/8/11, (Next Reset: 11/1/11) (a)	15,000,000	15,000,000

Total Certificates of Deposit		55,000,638

Commercial Paper (22.0%)
Asset Backed Securities ** (b) (2.4%)
Old Line Funding LLC, 0.21%, 11/14/11	10,000,000	9,999,242
Old Line Funding LLC, 0.18%, 11/21/11	10,000,000	9,999,000

		19,998,242

Beverages-Non-alcoholic (1.2%)
Coca-Cola Co. (The), 0.38%, 7/2/12 ** (b)	10,000,000	9,974,922

Commercial Banks Non-U.S. ** (8.5%)
Bank of Nova Scotia, 0.29%, 12/6/11	10,000,000	9,997,180
Bank of Nova Scotia, 0.29%, 1/18/12	10,000,000	9,993,717
Commonwealth Bank of Australia, 0.38%, 1/27/12 (b)	5,000,000	4,995,529
Commonwealth Bank of Australia, 0.47%, 4/10/12 (b)	10,000,000	9,979,428
National Australia Funding, 0.31%, 1/9/12 (b)	5,000,000	4,997,029
Westpac Banking Corp., 0.28%, 11/7/11 (b)	16,250,000	16,249,242
Westpac Banking Corp., 0.27%, 1/9/12 (b)	10,000,000	9,994,825
Westpac Banking Corp., 0.38%, 1/30/12 (b)	5,000,000	4,995,375

		71,202,325

Commercial Banks-Eastern U.S. (1.2%)
Rabobank USA Finance Corp., 0.26%, 11/4/11 **	10,000,000	9,999,783

Continued

2

Prime Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Fiduciary Banks ** (1.7%)
State Street Corp., 0.23%, 12/5/11	5,000,000	4,998,914
State Street Corp., 0.20%, 1/10/12	9,250,000	9,246,403

		14,245,317

Finance-Auto Loans ** (3.5%)
Toyota Motor Credit Corp., 0.27%, 11/29/11	5,000,000	4,998,950
Toyota Motor Credit Corp., 0.26%, 12/16/11	5,000,000	4,998,375
Toyota Motor Credit Corp., 0.27%, 1/4/12	10,000,000	9,995,200
Toyota Motor Credit Corp., 0.28%, 1/13/12	10,000,000	9,994,322

		29,986,847

Oil Company-Integrated (0.8%)
Total Capital Canada, Ltd., 0.43%, 12/16/11 ** (b)	7,000,000	6,996,325

Schools (1.9%)
University of Michigan, 0.16%, 1/3/12	10,000,000	10,000,000
University of Michigan, 0.20%, 1/11/12	5,740,000	5,740,000

		15,740,000

U.S. Municipals (0.8%)
Walnut Energy Center Authority, 0.29%, 12/8/11 **	6,595,000	6,593,034

Total Commercial Paper		184,736,795

Demand Notes (7.1%)
Brewery (0.1%)
New Belgium Brewing Co., Inc., Series 2000, 0.27%, 7/1/15, (LOC: Wells Fargo & Co.), (Next Reset: 11/3/11) (a)	745,000	745,000

Diversified Financial Services (0.6%)
Harry W. Albright JR, Series 1996, 0.32%, 5/1/21, (LOC: Bank of America), (Next Reset: 11/3/11) (a)	4,700,000	4,700,000

Medical-Hospitals (1.5%)
Hartford HealthCare Corp., Series C, 0.28%, 7/1/49, (LOC: Bank of America), (Next Reset: 11/2/11) (a)	10,000,000	10,000,000
Orthopaedic Hospital of Wisconsin LLC, Series A, 0.26%, 3/1/39, (LOC: M&I Bank FSB), (Next Reset: 11/1/11)	2,965,000	2,965,000

		12,965,000

Non-Profit Charity (a) (1.2%)
First Church of God of Vancouver Washington, 1.21%, 4/1/15, (LOC: U.S. Bancorp), (Next Reset: 11/3/11)	605,000	605,000
World Wildlife Fund, Inc., 0.23%, 7/1/30, (LOC: JP Morgan, Inc.), (Next Reset: 11/3/11)	9,430,000	9,430,000

		10,035,000

Retirement / Aged Care (0.6%)
American Association of Retired Persons, Series 2001, 0.15%, 5/1/31, (LOC: Bank of America), (Next Reset: 11/3/11) (a)	5,000,000	5,000,000

Special Purpose Entity (a) (3.1%)
BJ Financing LLC, 0.26%, 12/1/37 (LOC: Marshall & Ilsley Bank), (Next Reset: 11/3/11)	2,475,000	2,475,000
Capital One Funding Corp., Series 01-C, 0.23%, 1/4/27, (LOC: JP Morgan, Inc.), (Next Reset: 11/3/11)	990,000	990,000
Capital One Funding Corp., Series 97-D, 0.28%, 7/2/18, (LOC: JP Morgan, Inc.), (Next Reset: 11/3/11)	206,000	206,000
Metrodev Newark LLC, 0.25%, 7/1/33 (LOC: PNC Bank NA), (Next Reset: 11/3/11)	7,500,000	7,500,000
Rush Medical Foundation, 0.21%, 12/1/31, (LOC: U.S. Bancorp), (Next Reset: 11/4/11)	5,400,000	5,400,000

Continued

3

Prime Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Saddleback Valley Community Church, 0.16%, 11/1/38, (LOC: FHLB), (Next Reset: 11/3/11)	9,675,000	9,675,000

		26,246,000

Total Demand Notes		59,691,000

Municipal Demand Notes (28.3%)
California (a) (2.0%)
City of Santa Rosa, Pension Obligation, Series A, 0.17%, 9/1/24, (LOC: U.S. Bancorp), (Next Reset: 11/3/11)	4,290,000	4,290,000
County of Riverside, CP, 0.19%, 11/1/20, (LOC: State Street Corp.), (Next Reset: 11/2/11)	5,600,000	5,600,000
Pollution Control Financing Authority, Athens Disposal Co. Project, Series A, AMT, 0.18%, 1/1/16, (LOC: Wells Fargo & Co.), (Next Reset: 11/2/11)	4,000,000	4,000,000
Statewide Communities Development Authority, Broadway Studios, 0.32%, 4/1/50, (LOC: FHLB), (Next Reset: 11/3/11)	2,300,000	2,300,000
Statewide Communities Development Authority, Park David Senior Apartments Project, Series D-T, 0.34%, 10/15/34, (LOC: FNMA), (Next Reset: 11/3/11)	750,000	750,000

		16,940,000

Colorado (a) (1.0%)
Housing & Finance Authority, Single Family Mortgage Bonds, Class I-B1, 0.16%, 5/1/38, (LOC: FNMA/FHLMC), (Next Reset: 11/2/11)	4,840,000	4,840,000
Housing & Finance Authority, Single Family Mortgage Bonds, Series A-1, 0.22%, 11/1/30, (LOC: FNMA/FHLMC), (Next Reset: 11/2/11)	2,310,000	2,310,000
Pueblo Housing Authority, 0.27%, 12/1/18, (LOC: Wells Fargo & Co.), (Next Reset: 11/3/11)	1,240,000	1,240,000

		8,390,000

District of Columbia (0.1%)
District of Columbia, Pew Charitable Trusts, Series B, 0.19%, 4/1/38, (LOC: PNC Bank NA), (Next Reset: 11/3/11) (a)	1,265,000	1,265,000

Florida (0.6%)
Miami-Dade County Industrial Development Authority, Dolphin Stadium Project, 0.21%, 7/1/37, (LOC: TD Bank N.A.), (Next Reset: 11/3/11) (a)	5,000,000	5,000,000

Illinois (0.7%)
Finance Authority, Franciscan Communities, Series B, 0.35%, 5/1/36, (LOC: Bank of America), (Next Reset: 11/3/11) (a)	5,685,000	5,685,000

Indiana (0.2%)
Finance Authority, Hamilton Grove Project, Series B, 0.36%, 4/1/38, (LOC: Bank of America), (Next Reset: 11/3/11) (a)	2,030,000	2,030,000

Kansas (2.0%)
City of Wichita, Adjustable Mode Airport Facility Revenue, AMT, 0.13%, 11/1/23, (LOC: FlightSafety International, Inc.), (Next Reset: 11/3/11) (a)	16,575,000	16,575,000

Kentucky (0.5%)
County of Boone Industrial Building Revenue, NKU-METS Project, 0.31%, 6/1/23, (LOC: U.S. Bancorp), (Next Reset: 11/3/11) (a)	4,215,000	4,215,000

Maryland (0.9%)
Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.19%, 1/1/35, (LOC: Deutsche Bank), (Next Reset: 11/3/11) (a)	7,725,000	7,725,000

Michigan (a) (4.7%)
Finance Authority, School Loan, 0.18%, 9/1/50, (LOC: Bank of Montreal), (Next Reset: 11/3/11)	22,000,000	21,999,826

Continued

4

Prime Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

University of Michigan, Series A, 0.09%, 4/1/38, (LOC: University of Michigan), (Next Reset: 11/1/11)	17,500,000	17,500,000

		39,499,826

Mississippi (a) (3.1%)
Business Finance Corp., Chevron USA, Inc. Project, Series G, 0.08%, 11/1/35, (LOC: Chevron U.S.A., Inc.), (Next Reset: 11/1/11)	21,700,000	21,700,000
Business Finance Corp., Mississippi Baking Co. Project, AMT, 0.51%, 11/1/25, (LOC: Bank of America), (Next Reset: 11/3/11)	4,325,000	4,325,000

		26,025,000

New Hampshire (0.6%)
Health & Education Facilities Authority, 0.20%, 12/1/32, (LOC: Royal Bank of Canada), (Next Reset: 11/3/11) (a)	5,000,000	5,000,000

New York (a) (0.7%)
Albany Industrial Development Agency, Living Resources Corp. Project, Series B, 0.30%, 2/1/12, (LOC: HSBC Holdings PLC), (Next Reset: 11/3/11)	140,000	140,000
New York State Housing Finance Agency, Series B, 0.16%, 5/1/44, (LOC: Wells Fargo & Co.), (Next Reset: 11/2/11)	5,485,000	5,485,000

		5,625,000

Ohio (a) (2.7%)
City of Cleveland, Core City Fund, 0.19%, 12/1/33, (LOC: PNC Bank NA), (Next Reset: 11/2/11)	2,860,000	2,860,000
County of Butler, LifeSphere Project, 0.14%, 5/1/30, (LOC: U.S. Bancorp), (Next Reset: 11/3/11)	10,715,000	10,715,000
County of Hamilton, Hospital Facilities Revenue, Series A, 0.14%, 6/1/27, (LOC: Northern Trust Corp.), (Next Reset: 11/2/11)	9,200,000	9,200,000

		22,775,000

Pennsylvania (a) (0.7%)
Blair County Industrial Development Authority, Altoona-Blair County Development Corp., 0.19%, 10/1/28, (LOC: PNC Bank NA), (Next Reset: 11/3/11)	5,000,000	5,000,000
Economic Development Financing Authority, Delancey Corp. Project, Series C, 0.22%, 9/1/14, (LOC: PNC Bank NA), (Next Reset: 11/3/11)	630,000	630,000

		5,630,000

Texas (a) (3.5%)
Lower Neches Valley Authority Industrial Development Corp., Series B, AMT, 0.09%, 11/1/29, (LOC: Exxon Mobil Corp.), (Next Reset: 11/1/11)	12,200,000	12,200,000
Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project, AMT, 0.25%, 5/1/33, (LOC: Total SA), (Next Reset: 11/2/11)	9,025,000	9,025,000
State Veterans Housing Assistance Program, Series A, GO, AMT, 0.13%, 12/1/34, (LOC: Texas G.O. with State Street Liquidity Facility), (Next Reset: 11/2/11)	7,935,000	7,935,000

		29,160,000

Utah (3.0%)
Telecommunication Open Infrastructure Agency, 0.20%, 6/1/40, (LOC: HSBC Holdings PLC), (Next Reset: 11/3/11) (a)	25,000,000	25,000,000

Washington (a) (1.0%)
State Housing Finance Commission, Country Club Apartments, Series A, AMT, 0.19%, 8/1/32, (LOC: U.S. Bancorp), (Next Reset: 11/1/11)	5,620,000	5,620,000
State Housing Finance Commission, Monticello Park Project, Series B, 0.18%, 9/1/34, (LOC: FNMA), (Next Reset: 11/3/11)	3,215,000	3,215,000

		8,835,000

Continued

5

Prime Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Wisconsin (0.3%)
City of Whitewater, HUSCO International, Inc. Project, AMT, 0.40%, 12/1/12, (LOC: JP Morgan, Inc.), (Next Reset: 11/2/11) (a)	2,300,000	2,300,000

Total Municipal Demand Notes		237,674,826

	Shares

Money Markets (c) (4.1%)
AIM STIT Liquid Assets Portfolio	23,522,562	23,522,562
Goldman Sachs Financial Square Prime Obligations Fund	11,294,004	11,294,004

Total Money Markets		34,816,566

	Principal
	Amount	Value

Repurchase Agreements (6.0%)
Barclays Bank, 0.10%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $10,000,028, Collateralized by Freddie Mac, 1.00%, 08/20/14, value $10,200,968)	$10,000,000	10,000,000
Deutsche Bank, 0.10%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $5,000,014, Collateralized by U.S. Treasury Securities, 0.50%-1.38%, 01/15/20 - 04/15/15, value $5,100,061)	5,000,000	5,000,000
Toronto Dominion, 0.09%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $25,000,063, Collateralized by U.S. Treasury Securities, 0.00%-5.13%, 12/29/11 - 08/15/40, value $ 25,500,000)	25,000,000	25,000,000
UBS Investment Bank, 0.10%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $10,553,029, Collateralized by U.S. Treasury Security, 0.00%, 10/18/12, value $10,764,108)	10,553,000	10,553,000

Total Repurchase Agreements		50,553,000

Total Investments (Cost $838,308,351)† - 99.8%		838,308,351

Other assets in excess of liabilities - 0.2%		1,615,049

NET ASSETS - 100.0%		$839,923,400

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at October 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund/portfolio.
(d)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

Continued

6

Prime Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
CP - Certificates of Participation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At October 31, 2011, Prime Money Market’s investments were in the following countries:

Country

Australia	6.1%
Canada	7.0%
Germany	0.8%
Netherlands	1.2%
United States	84.9%

Total	100.0%

See notes to schedules of investments.

7

Institutional Money Market
Schedule of Investments
October 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (18.0%)
Commercial Banks Non-U.S. (a) (1.7%)
Bayerische Landesbank, 0.37%, 6/20/12, (Next Reset: 12/20/11)	$18,526,000	$18,501,195
National Australia Bank, Ltd., 0.34%, 12/1/11	15,000,000	15,000,429

		33,501,624

Commercial Banks-Eastern U.S. (0.9%)
Royal Bank of Canada, 0.47%, 9/12/12, (Next Reset: 11/1/11) (a)	18,000,000	18,000,000

Diversified Banks (0.1%)
JPMorgan Chase & Co., 5.38%, 10/1/12	1,900,000	1,978,727

Diversified Financial Services (4.6%)
General Electric Capital Corp., 3.50%, 8/13/12	18,841,000	19,254,604
General Electric Capital Corp., 5.25%, 10/19/12	15,000,000	15,629,862
General Electric Capital Corp., Series A, 5.88%, 2/15/12	34,000,000	34,530,261
General Electric Capital Corp., Series A, 6.00%, 6/15/12	18,500,000	19,132,907

		88,547,634

Diversified Manufacturing Operations (0.3%)
3M Co., 4.50%, 11/1/11	5,000,000	5,000,000

Fiduciary Banks (1.1%)
State Street Corp., 0.53%, 4/30/12, (Next Reset: 1/30/12) (a)	22,000,000	22,006,979

Finance-Investment Banker / Broker (2.9%)
Bear Stearns Cos. LLC (The), 5.35%, 2/1/12	21,000,000	21,239,008
Bear Stearns Cos. LLC (The), 6.95%, 8/10/12	33,144,000	34,740,479

		55,979,487

Oil Company-Integrated (1.3%)
Shell International Finance BV, 0.71%, 6/22/12, (Next Reset: 12/22/11) (a)	25,000,000	25,059,012

Reinsurance (3.1%)
Berkshire Hathaway, Inc., 1.40%, 2/10/12	11,400,000	11,431,532
Berkshire Hathaway, Inc., 0.45%, 2/10/12, (Next Reset: 11/10/11) (a)	25,000,000	25,012,814
Berkshire Hathaway Finance Corp., 0.52%, 1/13/12 (a)	16,656,000	16,660,138
Berkshire Hathaway Finance Corp., 4.75%, 5/15/12	5,445,000	5,572,112

		58,676,596

U.S. Government Agencies (d) (2.0%)
Citibank NA, 1.88%, 5/7/12	10,000,000	10,080,990
Morgan Stanley, 0.54%, 3/13/12, (Next Reset: 12/13/11) (a)	18,000,000	18,017,773
Sovereign Bank, 2.75%, 1/17/12	10,000,000	10,051,098

		38,149,861

Total Corporate Bonds		346,899,920

Mortgage-Backed Securities (0.4%)
U.S. Government Agencies (0.4%)
Freddie Mac, 0.22%, 1/15/42, (Next Reset: 11/3/11) (a)	7,159,926	7,159,926

Total Mortgage-Backed Securities		7,159,926

Municipal Bonds (0.6%)
Washington (0.6%)
County of King, Series C, GO, 0.75%, 12/1/11	12,000,000	12,002,643

Continued

1

Institutional Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Total Municipal Bonds		12,002,643

U.S. Government Agencies (4.1%)
Federal Farm Credit Bank (0.8%)
0.23%, 10/19/12, (Next Reset: 11/1/11) (a)	15,000,000	14,997,068

Federal Home Loan Bank (1.3%)
0.30%, 12/15/11, (Next Reset: 11/1/11) (a)	25,000,000	25,000,000

Straight-A Funding LLC ** (b) (2.0%)
0.19%, 12/2/11	15,000,000	14,997,546
0.19%, 1/3/12	25,000,000	24,991,687

		39,989,233

Total U.S. Government Agencies		79,986,301

Certificates of Deposit (8.6%)
Commercial Banks (6.8%)
Bank of Montreal, 0.32%, 2/15/12	20,000,000	20,000,000
Commonwealth Bank of Australia, 0.29%, 4/30/12, (Next Reset: 11/7/11) (a)	20,000,000	20,000,000
National Australia Bank, Ltd., 0.38%, 3/1/12	25,000,000	25,000,000
Royal Bank of Canada, 0.32%, 12/2/11, (Next Reset: 11/1/11) (a)	11,000,000	11,000,377
Royal Bank of Canada, 0.40%, 7/9/12, (Next Reset: 1/9/12) (a)	15,000,000	15,001,912
Toronto Dominion, 0.26%, 1/11/12	25,000,000	25,000,000
Toronto Dominion, 0.43%, 10/19/12, (Next Reset: 1/19/12) (a)	15,000,000	15,000,000

		131,002,289

Commercial Banks-Central U.S. (1.8%)
Bank of Nova Scotia, 0.33%, 12/8/11, (Next Reset: 11/1/11) (a)	35,000,000	35,000,000

Total Certificates of Deposit		166,002,289

Commercial Paper (22.6%)
Asset Backed Securities ** (b) (2.8%)
Old Line Funding LLC, 0.21%, 11/14/11	25,000,000	24,998,104
Old Line Funding LLC, 0.18%, 11/21/11	15,000,000	14,998,500
Old Line Funding LLC, 0.22%, 1/20/12	15,000,000	14,992,667

		54,989,271

Beverages-Non-alcoholic ** (b) (2.6%)
Coca-Cola Co. (The), 0.18%, 11/3/11	30,000,000	29,999,700
Coca-Cola Co. (The), 0.38%, 7/2/12	20,000,000	19,949,844

		49,949,544

Commercial Banks Non-U.S. ** (7.7%)
Bank of Nova Scotia, 0.37%, 11/28/11	24,000,000	23,993,520
Bank of Nova Scotia, 0.29%, 12/6/11	15,000,000	14,995,771
Bank of Nova Scotia, 0.29%, 1/18/12	15,000,000	14,990,575
Commonwealth Bank of Australia, 0.38%, 1/27/12 (b)	15,000,000	14,986,587
Commonwealth Bank of Australia, 0.47%, 4/10/12 (b)	20,000,000	19,958,856
National Australia Funding, 0.31%, 1/9/12 (b)	15,000,000	14,991,087
Westpac Banking Corp., 0.27%, 1/9/12 (b)	30,000,000	29,984,475
Westpac Banking Corp., 0.38%, 1/30/12 (b)	15,000,000	14,986,125

		148,886,996

Commercial Banks-Eastern U.S. ** (1.8%)
Rabobank USA Finance Corp., 0.26%, 11/4/11	20,000,000	19,999,567

Continued

2

Institutional Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Rabobank USA Finance Corp., 0.24%, 11/18/11	15,000,000	14,998,300

		34,997,867

Fiduciary Banks (0.8%)
State Street Corp., 0.23%, 12/5/11 **	15,000,000	14,996,742

Finance-Auto Loans ** (3.4%)
Toyota Motor Credit Corp., 0.27%, 11/29/11	15,000,000	14,996,850
Toyota Motor Credit Corp., 0.26%, 12/16/11	20,000,000	19,993,500
Toyota Motor Credit Corp., 0.27%, 1/4/12	20,000,000	19,990,400
Toyota Motor Credit Corp., 0.28%, 1/13/12	10,000,000	9,994,322

		64,975,072

Oil Company-Integrated ** (b) (1.8%)
Total Capital Canada, Ltd., 0.39%, 12/16/11	17,000,000	16,991,925
Total Capital Canada, Ltd., 0.43%, 12/16/11	18,000,000	17,990,550

		34,982,475

Schools (0.8%)
University of Michigan, 0.16%, 1/3/12	15,000,000	15,000,000

U.S. Municipals (0.9%)
Walnut Energy Center Authority, 0.29%, 12/8/11 **	18,000,000	17,994,635

Total Commercial Paper		436,772,602

Demand Notes (6.0%)
Building Products-Cement & Aggregate (1.2%)
Sioux City Brick & Tile Co., 0.23%, 12/1/36 (LOC: U.S. Bancorp), (Next Reset: 11/3/11) (a) (b)	22,675,000	22,675,000

Medical-Hospitals (0.8%)
Hartford HealthCare Corp., Series C, 0.28%, 7/1/49 (LOC: Bank of America), (Next Reset: 11/2/11) (a)	15,000,000	15,000,000

Non-Profit Charity (0.6%)
World Wildlife Fund, 0.23%, 7/1/30 (LOC: JP Morgan, Inc.), (Next Reset: 11/3/11) (a)	12,070,000	12,070,000

Retirement / Aged Care (1.0%)
American Association of Retired Persons, Series 2001, 0.15%, 5/1/31 (LOC: Bank of America), (Next Reset: 11/3/11) (a)	20,000,000	20,000,000

Special Purpose Entity (a) (2.4%)
Corporate Finance Managers, Inc., 0.22%, 2/2/43 (LOC: Wells Fargo & Co.), (Next Reset: 11/3/11)	10,770,000	10,770,000
Golf Gate Apartments, Series 2003, 0.22%, 9/1/28 (LOC: Wells Fargo & Co.), (Next Reset: 11/3/11)	7,295,000	7,295,000
Pershing Drive Associates L.P., 0.28%, 12/15/28, (LOC: Royal Bank of Canada), (Next Reset: 11/3/11)	10,785,000	10,785,000
Rush Medical Foundation, 0.21%, 12/1/31, (LOC: U.S. Bancorp) (Next Reset: 11/4/11)	5,400,000	5,400,000
Saddleback Valley Community Church, 0.16%, 11/1/38, (LOC: U.S. Bancorp), (Next Reset: 11/3/11)	10,985,000	10,985,000

		45,235,000

Total Demand Notes		114,980,000

Municipal Demand Notes (31.1%)
California (a) (1.2%)
City of Santa Rosa, Pension Obligation, Series A, 0.17%, 9/1/24, (LOC: U.S. Bancorp), (Next Reset: 11/3/11)	10,510,000	10,510,000

Continued

3

Institutional Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Housing Finance Agency, Housing Program, Series B, 0.16%, 8/1/36, (LOC: FNMA/FHLMC), (Next Reset: 11/2/11)	7,370,000	7,370,000
Kern Water Bank Authority, Series B, 0.22%, 7/1/28, (LOC: Wells Fargo & Co.), (Next Reset: 11/3/11)	3,501,000	3,501,000
Sacramento County Housing Authority, Multi-Family, Natomas Park Apartments, Series B, 0.19%, 7/15/35, (LOC:FNMA), (Next Reset: 11/3/11)	615,000	615,000
Statewide Communities Development Authority, Valley Palms Apartments, Series C-T, 0.16%, 5/15/35, (LOC: FNMA), (Next Reset: 11/3/11)	1,480,000	1,480,000

		23,476,000

Colorado (a) (0.8%)
Housing & Finance Authority, Single Family Mortgage Bonds, Class I-B2, 0.16%, 11/1/33, (LOC: FNMA/FHLMC), (Next Reset: 11/2/11)	10,570,000	10,570,000
Housing & Finance Authority, Single Family Mortgage Bonds, Series C-1, 0.22%, 11/1/36, (LOC: FNMA/FHLMC), (Next Reset: 11/2/11)	5,060,000	5,060,000

		15,630,000

Delaware (a) (1.7%)
County of New Castle, Adjustable Mode Airport Facility Revenue, AMT, 0.13%, 6/1/22, (LOC: FlightSafety International, Inc.), (Next Reset: 11/3/11)	27,480,000	27,480,000
County of New Castle, Adjustable Mode Airport Facility Revenue, AMT, 0.13%, 12/1/32, (LOC: FlightSafety International, Inc.), (Next Reset: 11/3/11)	5,185,000	5,185,000

		32,665,000

Florida (a) (0.8%)
Jacksonville Economic Development Commission, Lee and Cates Glass, Inc. Project, AMT, 0.28%, 4/1/33, (LOC: Wells Fargo & Co.), (Next Reset: 11/3/11)	6,260,000	6,260,000
University of South Florida Research Foundation, Inc., Multi-Tenant Office Building Project, Series C, 0.35%, 8/1/34, (LOC: Bank of America), (Next Reset: 11/2/11)	9,505,000	9,505,000

		15,765,000

Georgia (a) (0.2%)
Augusta Housing Authority, Westbury Creek Apartments, Series B, 0.40%, 5/15/33, (LOC: FNMA), (Next Reset: 11/2/11)	500,000	500,000
Richmond County Development Authority, Hoback Investments LLC Project, Series A, 0.28%, 7/1/31, (LOC: Branch Banking & Trust), (Next Reset: 11/3/11)	4,240,000	4,240,000

		4,740,000

Illinois (a) (3.0%)
City of Chicago, Chicago Midway Airport Revenue, Series A-2, 0.15%, 1/1/25, (LOC: JP Morgan, Inc.), (Next Reset: 11/1/11)	26,975,000	26,975,000
County of Will, Environmental Facilities Revenue, Exxon Mobil Project, AMT, 0.09%, 6/1/26, (LOC: Exxon Mobil Corp.), (Next Reset: 11/1/11)	19,585,000	19,585,000
Finance Authority, Franciscan Communities, Series B, 0.35%, 5/1/36, (LOC: Bank of America), (Next Reset: 11/3/11)	11,470,000	11,470,000

		58,030,000

Indiana (a) (1.0%)
City of Indianapolis Development, Multi-Family Housing, Pedcor Investments, Series B, 0.50%, 11/1/36, (LOC: FHLB), (Next Reset: 11/3/11)	940,000	940,000
Health Facility Financing Authority, Community Foundation of Northwest Indiana, Series B, 0.19%, 8/1/25, (LOC: Bank of Montreal), (Next Reset: 11/3/11)	18,615,000	18,615,000

		19,555,000

Kentucky (a) (3.8%)
Louisville & Jefferson County Regional Airport Authority, Series A, AMT, 0.10%, 1/1/29, (LOC: United Parcel Service, Inc.), (Next Reset: 11/1/11)	30,000,000	30,000,000

Continued

4

Institutional Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Louisville & Jefferson County Regional Airport Authority, Series C, AMT, 0.11%, 1/1/29, (LOC: United Parcel Service, Inc.), (Next Reset: 11/1/11)	42,500,000	42,500,000

		72,500,000

Maryland (1.1%)
Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.19%, 1/1/35, (LOC: Deutsche Bank), (Next Reset: 11/3/11) (a)	21,260,000	21,260,000

Michigan (a) (2.6%)
Charter Township of Ypsilanti, Capital Improvements, Series B, GO, 0.43%, 4/1/19, (LOC: Comerica Bank), (Next Reset: 11/2/11)	2,280,000	2,280,000
Finance Authority, School Loan, 0.19%, 9/1/50, (LOC: PNC Bank NA), (Next Reset: 11/3/11)	25,000,000	25,000,000
University of Michigan, Series A, 0.09%, 4/1/38, (LOC: University of Michigan), (Next Reset: 11/1/11)	22,355,000	22,355,000

		49,635,000

Minnesota (a) (1.9%)
City of Plymouth, Carlson Center Project, 0.21%, 4/1/12, (LOC: U.S. Bancorp), (Next Reset: 11/3/11)	180,000	180,000
City of Saint Paul, Sales Tax Revenue, 0.22%, 11/1/25, (LOC: U.S. Bancorp), (Next Reset: 11/3/11)	11,700,000	11,700,000
Office of Higher Education, Supplemental Student Loan, Series A, 0.18%, 12/1/43, (LOC: U.S. Bancorp), (Next Reset: 11/3/11)	25,600,000	25,600,000

		37,480,000

New Hampshire (0.8%)
Health & Education Facilities Authority, 0.20%, 12/1/32, (LOC: Royal Bank of Canada), (Next Reset: 11/3/11) (a)	15,000,000	15,000,000

New York (2.1%)
New York State Housing Finance Agency, Series A, 0.13%, 11/1/41, (LOC: Bank of New York Co., Inc.), (Next Reset: 11/2/11) (a)	40,960,000	40,960,000

Ohio (a) (3.9%)
Air Quality Development Authority, AK Steel Project, Series B, 0.40%, 6/1/24, (LOC: Bank of America), (Next Reset: 11/2/11)	26,000,000	26,000,000
City of Cleveland, Airport System Revenue, Series B, 0.15%, 1/1/20, (LOC: U.S. Bancorp), (Next Reset: 11/3/11)	9,520,000	9,520,000
City of Cleveland, Core City Fund, 0.19%, 12/1/33, (LOC: PNC Bank NA), (Next Reset: 11/2/11)	6,000,000	6,000,000
County of Cuyahoga Health Care Facilities, Franciscan Communities, Series F, 0.35%, 5/15/12, (LOC: Bank of America), (Next Reset: 11/3/11)	90,000	90,000
County of Hamilton, Hospital Facilities Revenue, Series A, 0.14%, 6/1/27, (LOC: Northern Trust Corp.), (Next Reset: 11/2/11)	33,600,000	33,600,000

		75,210,000

Pennsylvania (0.5%)
Blair County Industrial Development Authority, Altoona-Blair County Development Corp., 0.19%, 10/1/28, (LOC: PNC Bank NA), (Next Reset: 11/3/11) (a)	9,000,000	9,000,000

Tennessee (a) (0.7%)
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Series B1, 0.24%, 7/1/33, (LOC: U.S. Bancorp), (Next Reset: 11/2/11)	3,740,000	3,740,000
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Series B2, 0.19%, 7/1/33, (LOC: PNC Bank NA), (Next Reset: 11/2/11)	9,790,000	9,790,000

		13,530,000

Continued

5

Institutional Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Texas (a) (3.6%)
Brazos Harbor Industrial Development Corp., American Rice, Inc. Project, Series B, AMT, 0.19%, 5/1/37, (LOC: HSBC Holdings PLC), (Next Reset: 11/2/11)	5,050,000	5,050,000
Lower Neches Valley Authority Industrial Development Corp., AMT, 0.09%, 4/1/29, (LOC: Exxon Mobil Corp.), (Next Reset: 11/1/11)	17,000,000	17,000,000
Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project, AMT, 0.25%, 5/1/33, (LOC: Total SA), (Next Reset: 11/2/11)	5,500,000	5,500,000
State Veterans Housing Assistance Program, Series A, GO, AMT, 0.13%, 12/1/34, (LOC: Texas G.O. with State Street Liquidity Facility), (Next Reset: 11/2/11)	27,405,000	27,405,000
State Veterans Housing Fund, Series A-2, GO, AMT, 0.16%, 12/1/29, (LOC: Wells Fargo & Co.), (Next Reset: 11/2/11)	14,700,000	14,700,000

		69,655,000

Utah (0.1%)
Telecommunication Open Infrastructure Agency, 0.20%, 6/1/40, (LOC: HSBC Holdings PLC), (Next Reset: 11/3/11) (a)	2,000,000	2,000,000

Virginia (0.4%)
Alexandria Industrial Development Authority, Series A, 0.28%, 7/1/30, (LOC: Bank of America), (Next Reset: 11/3/11) (a)	8,200,000	8,200,000

Washington (a) (0.1%)
State Housing Finance Commission, Granite Falls Retirement Plaza, Series B, 0.21%, 10/1/27, (LOC: Wells Fargo & Co.), (Next Reset: 11/1/11)	630,000	630,000
State Housing Finance Commission, Summer Ridge, Series B, 0.18%, 12/1/29, (LOC: U.S. Bancorp), (Next Reset: 11/1/11)	295,000	295,000
State Housing Finance Commission, The Vintage at Everett Senior Living Project, Series B, 0.18%, 1/15/38, (LOC: FNMA), (Next Reset: 11/3/11)	950,000	950,000

		1,875,000

Wyoming (0.8%)
County of Sweetwater, Environmental Improvement, PacifiCorp Project, AMT, 0.16%, 11/1/25, (LOC: Barclays Bank PLC), (Next Reset: 11/1/11) (a)	14,400,000	14,400,000

Total Municipal Demand Notes		600,566,000

	Shares

Money Markets (c) (4.4%)
AIM STIT Liquid Assets Portfolio	73,735,361	73,735,361
Goldman Sachs Financial Square Prime Obligations Fund	10,286,244	10,286,244

Total Money Markets		84,021,605

	Principal
	Amount

Repurchase Agreements (3.5%)
Barclays Bank, 0.10%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $15,000,042, Collateralized by Freddie Mac, 1.00%, 08/20/14, value $15,300,948)	$15,000,000	15,000,000
Deutsche Bank, 0.10%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $5,000,014, Collateralized by U.S. Treasury Security, 0.50%, 04/15/15, value $5,100,060)	5,000,000	5,000,000
Toronto Dominion, 0.09%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $40,000,100, Collateralized by U.S. Treasury Security, 2.38%, 01/15/25, value $40,800,122)	40,000,000	40,000,000
UBS Investment Bank, 0.10%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $7,508,021, Collateralized by U.S. Treasury Security, 0.00%, 10/18/12, value $7,658,199)	7,508,000	7,508,000

Total Repurchase Agreements		67,508,000

Continued

6

Institutional Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Total Investments (Cost $1,915,899,286)† - 99.3%	1,915,899,286

Other assets in excess of liabilities - 0.7%	12,786,528

NET ASSETS - 100.0%	$1,928,685,814

Notes to Schedule of Investments
** Rate represents the effective yield at purchase.
† Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at October 31, 2011.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) Investment is in Institutional Shares of underlying fund/portfolio.
(d) FDIC guaranteed through Treasury Liquidity Guarantee Program.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At October 31, 2011, Institutional Money Market’s investments were in the following countries:

Country

Australia	6.0%
Canada	9.8%
Germany	1.0%
Netherlands	1.3%
United States	81.9%

Total	100.0%

See notes to schedules of investments.

7

Institutional Government Money Market
Schedule of Investments
October 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (d) (9.4%)
U.S. Government Agencies (9.4%)
Bank of America Corp., 2.10%, 4/30/12	$12,978,000	$13,097,746
Citibank NA, 1.88%, 5/7/12	17,472,000	17,619,170
Citibank NA, 0.30%, 6/4/12, (Next Reset: 12/5/11) (a)	5,600,000	5,600,402
Citibank NA, 1.88%, 6/4/12	10,500,000	10,600,028
Citibank NA, 0.29%, 11/15/12, (Next Reset: 11/15/11) (a)	2,700,000	2,703,206
Citigroup Funding, Inc., 2.13%, 7/12/12	21,480,000	21,762,309
Citigroup, Inc., 1.04%, 12/9/11, (Next Reset: 11/9/11) (a)	2,696,000	2,698,246
Citigroup, Inc., 2.13%, 4/30/12	2,110,000	2,129,617
General Electric Capital Corp., 3.00%, 12/9/11	7,662,000	7,683,539
General Electric Capital Corp., 0.35%, 9/21/12, (Next Reset: 12/21/11) (a)	1,870,000	1,872,126
Goldman Sachs Group, Inc. (The), 0.52%, 11/9/11 (a)	10,050,000	10,050,730
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12	1,058,000	1,077,816
HSBC USA, Inc., 3.13%, 12/16/11	12,015,000	12,058,296
John Deere Capital Corp., 2.88%, 6/19/12	8,284,000	8,420,010
Morgan Stanley, 0.55%, 2/10/12, (Next Reset: 11/10/11) (a)	4,600,000	4,604,307
Morgan Stanley, 2.25%, 3/13/12	17,940,000	18,073,549
US Bancorp, 1.80%, 5/15/12	9,528,000	9,607,683
Wells Fargo & Co., 3.00%, 12/9/11	7,190,000	7,210,143

Total Corporate Bonds		156,868,923

Mortgage-Backed Securities (a) (4.0%)
U.S. Government Agencies (4.0%)
Freddie Mac, 0.22%, 8/15/21, (Next Reset: 11/3/11)	2,255,000	2,255,000
Freddie Mac, 0.22%, 1/15/42, (Next Reset: 11/3/11)	40,274,584	40,274,584
Freddie Mac, 0.22%, 10/15/45, (Next Reset: 11/3/11)	24,843,955	24,843,955

Total Mortgage-Backed Securities		67,373,539

U.S. Government Agencies (46.4%)
Fannie Mae (9.6%)
5.38%, 11/15/11	24,124,000	24,171,470
1.00%, 11/23/11	9,605,000	9,609,450
2.00%, 1/9/12	25,408,000	25,493,234
0.88%, 1/12/12	10,500,000	10,511,833
5.00%, 2/16/12	5,000,000	5,068,113
0.15%, 2/21/12 **	4,645,000	4,642,832
1.00%, 4/4/12	9,604,000	9,635,492
1.88%, 4/20/12	10,605,000	10,685,941
4.88%, 5/18/12	7,138,000	7,319,294
1.25%, 6/22/12	8,514,000	8,569,536
0.23%, 7/16/12 **	10,000,000	9,983,517
0.23%, 7/26/12, (Next Reset: 11/26/11) (a)	15,000,000	15,002,819
1.75%, 8/10/12	3,070,000	3,105,971
0.30%, 9/13/12, (Next Reset: 11/1/11) (a)	13,650,000	13,663,167
0.27%, 9/17/12, (Next Reset: 11/17/11) (a)	3,500,000	3,502,838

		160,965,507

Federal Farm Credit Bank (6.8%)
0.12%, 12/7/11, (Next Reset: 11/1/11) (a)	29,800,000	29,799,367
2.00%, 1/17/12	3,325,000	3,337,242
0.27%, 3/22/12, (Next Reset: 11/1/11) (a)	15,000,000	15,000,000
2.13%, 6/18/12	2,000,000	2,024,101
0.20%, 7/6/12, (Next Reset: 11/1/11) (a)	11,000,000	10,999,240
0.17%, 8/8/12, (Next Reset: 11/1/11) (a)	2,285,000	2,284,089
0.17%, 8/20/12, (Next Reset: 11/1/11) (a)	2,605,000	2,603,934

Continued

1

Institutional Government Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

0.12%, 9/24/12 (a)	15,000,000	14,994,639
4.50%, 10/17/12	3,669,000	3,818,053
0.23%, 10/19/12, (Next Reset: 11/1/11) (a)	25,000,000	24,995,113
0.40%, 11/2/12	4,800,000	4,806,244

		114,662,022

Federal Home Loan Bank (11.9%)
0.23%, 11/7/11 (a)	16,995,000	16,995,133
4.88%, 11/15/11	3,100,000	3,105,477
0.29%, 11/28/11, (Next Reset: 11/1/11) (a)	7,140,000	7,140,670
0.30%, 12/15/11, (Next Reset: 11/1/11) (a)	15,000,000	15,000,000
0.21%, 1/4/12 **	10,000,000	9,996,267
0.67%, 1/13/12	4,000,000	4,003,657
0.17%, 1/24/12, (Next Reset: 11/1/11) (a)	25,000,000	25,000,873
0.17%, 2/2/12, (Next Reset: 11/1/11) (a)	8,500,000	8,499,774
0.20%, 3/23/12, (Next Reset: 11/1/11) (a)	6,750,000	6,750,669
2.25%, 4/13/12	8,930,000	9,010,658
5.75%, 5/15/12	23,655,000	24,347,471
1.13%, 5/18/12	5,580,000	5,606,545
1.38%, 6/8/12	5,000,000	5,032,913
4.88%, 6/8/12	1,620,000	1,664,504
0.12%, 6/22/12, (Next Reset: 11/1/11) (a)	6,680,000	6,680,000
0.33%, 7/16/12	5,000,000	5,001,627
0.14%, 7/19/12, (Next Reset: 11/1/11) (a)	17,000,000	16,993,837
0.20%, 7/24/12, (Next Reset: 11/1/11) (a)	25,000,000	25,008,257
1.75%, 8/22/12	2,345,000	2,373,848
2.00%, 9/14/12	2,000,000	2,030,200

		200,242,380

Freddie Mac (12.1%)
0.22%, 11/7/11, (Next Reset: 11/1/11) (a)	20,000,000	20,000,150
4.50%, 11/15/11	15,020,000	15,044,547
0.20%, 12/14/11, (Next Reset: 11/14/11) (a)	5,000,000	5,000,062
1.13%, 12/15/11	5,000,000	5,005,344
0.19%, 12/21/11, (Next Reset: 11/21/11) (a)	8,400,000	8,399,949
0.16%, 1/11/12, (Next Reset: 11/11/11) (a)	9,200,000	9,199,108
0.07%, 1/13/12, (Next Reset: 11/1/11) (a)	19,000,000	18,999,230
0.20%, 2/16/12, (Next Reset: 11/16/11) (a)	11,455,000	11,455,351
4.75%, 3/5/12	12,770,000	12,966,114
0.15%, 3/14/12 **	12,400,000	12,393,077
2.13%, 3/23/12	13,699,000	13,799,233
0.21%, 4/3/12, (Next Reset: 11/3/11) (a)	7,705,000	7,706,021
1.75%, 6/15/12	14,657,000	14,797,729
0.20%, 8/10/12, (Next Reset: 11/10/11) (a)	1,600,000	1,600,016
0.21%, 10/12/12, (Next Reset: 11/1/11) (a)	21,175,000	21,177,636
0.17%, 9/15/38, (Next Reset: 11/3/11) (a)	18,320,000	18,320,000
0.22%, 7/15/43, (Next Reset: 11/3/11) (a)	6,720,000	6,720,000

		202,583,567

Overseas Private Investment Corp. (a) (3.0%)
0.11%, 12/31/11, (Next Reset: 11/2/11)	17,185,869	17,185,869
0.11%, 3/15/24, (Next Reset: 11/2/11)	33,353,025	33,353,025

		50,538,894

Straight-A Funding LLC ** (b) (3.0%)
0.19%, 11/8/11	10,000,000	9,999,631
0.19%, 12/1/11	15,000,000	14,997,625
0.18%, 12/27/11	15,000,000	14,995,800

Continued

2

Institutional Government Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

0.19%, 1/5/12	10,000,000	9,996,569

		49,989,625

Total U.S. Government Agencies		778,981,995

U.S. Treasury Obligations (0.3%)
U.S. Treasury Notes (0.3%)
0.88%, 1/31/12	5,000,000	5,006,559

Total U.S. Treasury Obligations		5,006,559

	Shares

Money Markets (c) (0.0%)
AIM STIT Government & Agency Portfolio	124,190	124,190
Goldman Sachs Financial Square Government Fund	287,032	287,032

Total Money Markets		411,222

	Principal
	Amount

Repurchase Agreements (39.9%)
Bank of America Securities, LLC, 0.09%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $130,000,325, Collateralized by Fannie Mae and Freddie Mac, 0.00%-4.63%, 02/01/12 - 08/28/14, value $132,600,920)	$130,000,000	130,000,000
Barclays Bank, 0.10%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $110,000,306, Collateralized by Federal Home Loan Bank Securities, 0.50%-1.63%, 09/26/12 - 08/28/13, value $112,200,550)	110,000,000	110,000,000
Deutsche Bank, 0.10%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $65,000,181, Collateralized by U.S. Treasury Security, 0.50%, 04/15/15, value $66,300,017)	65,000,000	65,000,000
Toronto Dominion, 0.09%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $140,000,350, Collateralized by U.S. Treasury Security, 2.38%, 01/15/25, value $142,800,127)	140,000,000	140,000,000
UBS Investment Bank, 0.10%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $226,396,629, Collateralized by U.S. Treasury Security & Federal Home Loan Bank Security, 0.00%-4.38%, 12/28/11 - 05/15/41, value $230,923,988)	226,396,000	226,396,000

Total Repurchase Agreements		671,396,000

Total Investments (Cost $1,680,038,238)† - 100.0%		1,680,038,238

Other assets in excess of liabilities - 0.0%		641,389

NET ASSETS - 100.0%		$1,680,679,627

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at October 31, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund/portfolio.
(d)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

See notes to schedules of investments.

3

U.S. Treasury Money Market
Schedule of Investments
October 31, 2011 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds (c) (7.9%)
U.S. Government Agencies (7.9%)
Bank of America Corp., 3.13%, 6/15/12	$23,554,000	$23,978,138
Citibank NA, 0.35%, 9/21/12, (Next Reset: 12/21/11) (a)	8,200,000	8,203,117
Citigroup Funding, Inc., 2.13%, 7/12/12	15,000,000	15,199,377
General Electric Capital Corp., 1.27%, 12/9/11 (a)	10,160,000	10,170,465
General Electric Capital Corp., 0.64%, 6/8/12, (Next Reset: 12/8/11) (a)	5,960,000	5,974,077
Goldman Sachs Group, Inc. (The), 0.52%, 11/9/11 (a)	11,260,000	11,260,761
John Deere Capital Corp., 2.88%, 6/19/12	7,000,000	7,114,677
JP Morgan Chase & Co., 3.13%, 12/1/11	15,000,000	15,033,805
JPMorgan Chase & Co., 1.00%, 12/2/11, (Next Reset: 11/2/11) (a)	9,700,000	9,706,304

Total Corporate Bonds		106,640,721

U.S. Government Agencies (2.2%)
Overseas Private Investment Corp. (2.2%)
0.09%, 12/15/19, (Next Reset: 11/2/11) (a)	30,000,000	30,000,000

Total U.S. Government Agencies		30,000,000

U.S. Treasury Notes (25.8%)
1.75%, 11/15/11	25,000,000	25,013,998
0.75%, 11/30/11	30,000,000	30,011,432
1.13%, 12/15/11	55,000,000	55,068,475
0.88%, 1/31/12	30,000,000	30,043,333
1.38%, 2/15/12	30,000,000	30,100,181
1.38%, 3/15/12	30,000,000	30,139,400
1.00%, 4/30/12	45,000,000	45,184,108
0.75%, 5/31/12	30,000,000	30,108,163
1.88%, 6/15/12	20,000,000	20,217,512
1.75%, 8/15/12	40,000,000	40,512,744
0.38%, 10/31/12	15,000,000	15,030,635

Total U.S. Treasury Notes		351,429,981

	Shares

Money Markets (b) (0.2%)
AIM STIT Treasury Portfolio	602,488	602,488
Goldman Sachs Financial Square Funds Treasury Obligations Fund	1,908,265	1,908,265

Total Money Markets		2,510,753

	Principal
	Amount

Repurchase Agreements (63.8%)
BMO Nesbitt Burns, 0.09%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $300,000,750, Collateralized by U.S. Treasury Securities, 0.00%-4.13%, 01/19/12 – 08/15/21, value $306,000,029)	$300,000,000	300,000,000
Deutsche Bank, 0.09%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $170,000,425, Collateralized by U.S. Treasury Security, 4.38%, 05/15/40, value $173,400,041)	170,000,000	170,000,000
Toronto Dominion, 0.09%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $170,000,425, Collateralized by U.S. Treasury Securities, 2.38%-3.88%, 01/15/25 - 04/15/29, value $173,400,100)	170,000,000	170,000,000
UBS Investment Bank, 0.08%, dated 10/31/11, due 11/1/11, (Repurchase proceeds, $227,771,506, Collateralized by U.S. Treasury Securities, 4.00%-4.25%, 11/15/13 - 08/15/18, value $232,326,529)	227,771,000	227,771,000

Total Repurchase Agreements		867,771,000

Continued

1

U.S. Treasury Money Market
Schedule of Investments, continued
October 31, 2011 (Unaudited)

Total Investments (Cost $1,358,352,455)† - 99.9%	1,358,352,455

Other assets in excess of liabilities - 0.1%	1,858,848

NET ASSETS - 100.0%	$1,360,211,303

Notes to Schedule of Investments
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at October 31, 2011.
(b)	Investment is in Institutional Shares of underlying fund/portfolio.
(c)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

See notes to schedules of investments.

2

Fifth Third Funds
Notes to Schedules of Investments
October 31, 2011 (Unaudited)

Open futures contracts as of October 31, 2011:

					Unrealized
	Number of			Notional	Appreciation/	Market
Fund	Contracts	Type	Description	Amount	(Depreciation)	Value

Structured Large Cap Plus	3	Long	S+P 500 Index Futures, 12/15/11	$839,987	$96,988	$936,975

Equity Index	20	Long	S+P 500 Index Futures, 12/15/11	5,763,840	482,660	6,246,500

International Equity	15	Long	ASX SPI 200 Index Futures, 12/15/11	1,570,626	43,937	1,614,563
	16	Long	Australian Dollar Futures, 12/19/11	1,593,929	91,031	1,684,960
	36	Long	British Pound Futures, 12/19/11	3,508,535	119,815	3,628,350
			DJ EURO STOXX 50 Index Futures,
	141	Long	12/16/11	4,368,745	211,172	4,579,917
	26	Long	Euro Currency Futures, 12/19/11	4,425,282	98,718	4,524,000
	41	Long	FTSE 100 Index Futures, 12/16/11	3,423,360	125,369	3,548,729
	16	Long	Japanese Yen Futures, 12/19/11	2,609,223	(45,023)	2,564,200
	27	Long	TOPIX Index Futures, 12/9/11	2,629,625	29,202	2,658,827

	318			24,129,325	674,221	24,803,546

Total Return Bond	30	Long	U.S. Treasury 5-Year Note, 12/30/11	3,677,655	626	3,678,281
	60	Long	U.S. Treasury 30-Year Bond, 12/30/11	8,215,465	126,410	8,341,875

	90			11,893,120	127,036	12,020,156

Short Term Bond	85	Long	U.S. Treasury 2-Year Note, 12/30/11	18,744,045	(20,139)	18,723,906

See notes to financial statements.

1

Fifth Third Funds
Notes to Schedule of Investments
October 31, 2011 (Unaudited)

(1) Organization

Fifth Third Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty-four separate investment portfolios.

The accompanying financial statements and notes relate only to the series of the Trust (individually a “Fund” and collectively the “Funds”) listed below. Each Fund is a diversified investment company for purposes of the Act.

Fund Name
Fifth Third Small Cap Growth Fund (“Small Cap Growth”)
Fifth Third Mid Cap Growth Fund (“Mid Cap Growth”)
Fifth Third Quality Growth Fund (“Quality Growth”)
Fifth Third Dividend Growth Fund (“Dividend Growth”)
Fifth Third Micro Cap Value Fund (“Micro Cap Value”)
Fifth Third Small Cap Value Fund (“Small Cap Value”)
Fifth Third All Cap Value Fund (“All Cap Value”)
Fifth Third Disciplined Large Cap Value Fund (“Disciplined Large Cap Value”)
Fifth Third Structured Large Cap Plus Fund (“Structured Large Cap Plus”)
Fifth Third Equity Index Fund (“Equity Index”)
Fifth Third International Equity Fund (“International Equity”)
Fifth Third Strategic Income Fund (“Strategic Income”)
Fifth Third LifeModel Aggressive FundSM (“LifeModel AggressiveSM”)
Fifth Third LifeModel Moderately Aggressive FundSM (“LifeModel Moderately AggressiveSM”)
Fifth Third LifeModel Moderate FundSM (“LifeModel ModerateSM”)
Fifth Third LifeModel Moderately Conservative FundSM (“LifeModel Moderately ConservativeSM”)
Fifth Third LifeModel Conservative FundSM (“LifeModel ConservativeSM”)
(the foregoing five funds collectively the “LifeModel FundsSM”)
Fifth Third High Yield Bond Fund (“High Yield Bond”)
Fifth Third Total Return Bond Fund (“Total Return Bond”)
Fifth Third Short Term Bond Fund (“Short Term Bond”)
Fifth Third Prime Money Market Fund (“Prime Money Market”)
Fifth Third Institutional Money Market Fund (“Institutional Money Market”)
Fifth Third Institutional Government Money Market Fund (“Institutional Government Money Market”)
Fifth Third U.S. Treasury Money Market Fund (“U.S. Treasury Money Market”)
(the foregoing four funds collectively the “Money Market Funds”)

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Securities Valuation—All investments in securities are recorded at their estimated fair value as described in Note 7.

Securities Transactions and Related Income—Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with

Continued

1

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

the net sales proceeds. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Foreign Currency Translation—The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

Lending Portfolio Securities—Each Fund may lend securities up to 33 1/3% of the Fund’s total assets (including the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance fund earnings by investing cash collateral received in making such loans. The Funds continue to earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes). Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Funds and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company (“State Street”), to act as Lending Agent and to administer its securities lending program. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Additionally, certain Funds received non-cash collateral, which they are not permitted to sell or re-pledge. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day’s market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day’s market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of security loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall between the

Continued

2

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s). As of October 31, 2011 no funds had securities on loan.

Other—Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative services and/or distribution servicing fees.

(3) Securities and Other Investments

Repurchase Agreements—The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (“FTAM” or the “Advisor”) to be creditworthy. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession or have legally segregated in the Federal Reserve Book Entry System, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Short Sales —Structured Large Cap Plus sells securities short, whereby it sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund also may short a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions. See Notes to Schedule of Investments.

Beginning in March 2009, the prime broker for the Fund’s short sales is Pershing, LLC. Pershing, LLC is a subsidiary of Bank of New York Mellon Corporation. The LifeModel FundsSM invest in Structured Large Cap Plus. An increase in the expense ratio of Structured Large Cap Plus also affects the return on investments by the LifeModel FundsSM.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery (“TBAs”) transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date. To the extent the Funds hold these types of securities, a sufficient amount of cash and/or securities is segregated as collateral. See Notes to Schedules of Investments.

Continued

3

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

(4) Financial Derivative Instruments

Foreign Currency Contracts—The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. Foreign currency contracts open as of this report date are listed in the Notes to Schedules of Investments.

Futures Contracts—The Funds, with the exception of Dividend Growth, may enter into futures contracts which represent a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Cash and/or securities are segregated or delivered to dealers in order to maintain a position (“initial margin”). Subsequent payments made or received by a Fund based on the daily change in the market value of the position (“variation margin”) are recorded as receivable or payable. The Funds recognize unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Futures contracts open as of this report date are listed in the Notes to Schedules of Investments.

Options Transactions—The Funds, with the exception of Micro Cap Value, All Cap Value, Strategic Income and Dividend Growth may buy and sell put and call options and write covered put and call options, including over-the-counter options. The Micro Cap Value, All Cap Value, Strategic Income and Dividend Growth may buy and sell listed put options on financial futures and call options or over-the-counter call options on futures contracts. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to create investment exposure or to hedge, to the extent consistent with their investment objectives and policies. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. To the extent these Funds have open written option contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral.

Continued

4

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

Swap Agreements—The Funds may enter into swap transactions, which are privately negotiated agreements between a Fund and a counterparty (usually a broker-dealer) to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive up to the par amount of the underlying instrument in the event of a default by a third party – typically, a corporate issuer or sovereign issuer of an emerging country – on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. When it is a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, a Fund must pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the underlying asset. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. When it is a buyer of protection, a Fund generally makes an upfront payment or pays a fixed rate throughout the term of the swap. In addition, as a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, “bullet-type” payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments may be subject to U.S. excise or income taxes. The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Fund are included in realized gain or loss in the Statements of Operations. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that the parties may disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. As of the date of this report no funds held swaps contracts.

(5) Restricted Securities

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and which cannot be sold without prior registration under the Securities Act or which may be limited due to certain sale restrictions. These securities are generally deemed to be

Continued

5

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

illiquid and are valued in accordance with the Trust’s Security Valuation Procedures, which have been approved by the Trustees of the Trust. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At October 31, 2011, Total Return Bond and Short Term Bond held the following restricted securities:

					Value as
		Acquisition	Acquisition		% of
	Security Type	Date	Cost	Fair Value	Net Assets

Total Return Bond
Restructured Assets Certificates,
Series 2006-9, Class P	Mortgage-Backed Securities	8/10/06	$5,234,953	$4,568,550	2.00%

Short Term Bond
SVO VOI Mortgage Corp.,
Series 2005-AA, Class A	Asset-Backed Securities	11/16/05	$414,263	$360,961	0.19%

(6) Principal Risks

Concentration Risk—International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

Market and Credit Risk—In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Interest Rate Risk—Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. A rise in interest rates typically causes a fall in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

Foreign Currency Risk—If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. This also includes the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments.

(7) Securities Valuations

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Continued

6

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. There were no transfers between level 1 and level 2 during the period ended October 31, 2011.

(8) Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common and Preferred Stock)—Portfolio securities listed or traded on domestic securities exchanges or in the over-the-counter market are valued at the latest available sales price on the exchange or system where the security is principally traded (except for securities traded on NASDAQ, which are valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities for which the principal market is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and asked quotations in such principal market. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing mid-market price on the exchanges on which they trade. To the extent that these securities are actively traded and valuations adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures adopted by the Trustees. These securities are categorized in level 3. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds’ net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity will use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2.

Corporate Debt Securities—Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument or an active market, valuation provided by dealers, prices for similar instruments, interest rates, credit risk, yield curves, default rates and similar data, etc. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Continued

7

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

Short-Term Notes—Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy. Investments in the Money Market Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, to the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-Backed Securities—Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on a active market, valuation provided by dealers, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data, etc. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Open-End Investment Companies—Investments are valued at net asset value as reported by such investment companies and are categorized as level 1.

U.S. Government Issuers—Investments are priced the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates and similar data, etc. Although most U.S. Government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Derivative Instruments—Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include swap contracts related to the credit standing of reference entities. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking in to account the counterparties’ creditworthiness and using a series of techniques, including simulation models. The OTC derivative products valued by the Funds using pricing models are categorized within level 2 of the fair value hierarchy.

The market value of securities fair valued in accordance with procedures adopted by the Trustees as a percentage of total net assets as of this report date was 1.93% for Total Return Bond and 0.38% for Short Term Bond.

The following is a summary of the fair value hierarchy according to the inputs used as of October 31, 2011 in valuing the Funds’ assets and liabilities:

	Fair Value Measurement at 10/31/2011 using

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Indentical Investments	Inputs	Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	10/31/11

Small Cap Growth

Assets
Common Stock*	$32,014,507	$—	$—	$32,014,507
Investments in Affiliates	1,075,762	—	—	1,075,762

Total	$33,090,269	$—	$—	$33,090,269

Mid Cap Growth

Assets
Common Stock*	$77,088,470	$—	$—	$77,088,470
Investments in Affiliates	22,623	—	—	22,623

Total	$77,111,093	$—	$—	$77,111,093

Quality Growth

Assets
Common Stock*	$300,433,600	$—	$—	$300,433,600
Asset-Backed Securities	—	37,814	—	37,814
Corporate Bonds	—	202,100	—	202,100
Mortgage Backed Securities	—	640,542	—	640,542
Investments in Affiliates	5,241,861	—	—	5,241,861

Total	$305,675,461	$880,456	$—	$306,555,917

Continued

8

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

Dividend Growth

Assets
Common Stock*	$4,555,489	$—	$—	$4,555,489
Investments in Affiliates	58,354	—	—	58,354

Total	$4,613,843	$—	$—	$4,613,843

Micro Cap Value

Assets
Common Stock*	$41,736,485	$—	$—	$41,736,485
Investments in Affiliates	3,639,673	—	—	3,639,673

Total	$45,376,158	$—	$—	$45,376,158

Small Cap Value

Assets
Common Stock*	$55,924,335	$—	$—	$55,924,335
Investments in Affiliates	2,108,535	—	—	2,108,535

Total	$58,032,870	$—	$—	$58,032,870

All Cap Value

Assets
Common Stock*	$91,715,331	$—	$—	$91,715,331
Investments in Affiliates	2,131,732	—	—	2,131,732

Total	$93,847,063	$—	$—	$93,847,063

Disciplined Large Cap Value

Assets
Common Stock*	$180,897,470	$—	$—	$180,897,470
Investments in Affiliates	683,159	—	—	683,159

Total	$181,580,629	$—	$—	$181,580,629

Structured Large Cap Plus

Assets
Common Stock*	$85,499,024	$—	$—	$85,499,024
Investments in Affiliates	947,232	—	—	947,232
Other Financial Instruments**
Equity Contracts	96,988	—	—	96,988

Total	$86,543,244	$—	$—	$86,543,244

Liabilities
Securities Sold Short	$(11,597,326)	$—	$—	$(11,597,326)

Total	$(11,597,326)	$—	$—	$(11,597,326)

Equity Index

Assets
Common Stock*	$332,949,836	$—	$—	$332,949,836
Investments in Affiliates	6,492,837	—	—	6,492,837
Other Financial Instruments**
Equity Contracts	482,660	—	—	482,660

Total	$339,925,333	$—	$—	$339,925,333

Continued

9

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

International Equity

Assets
Foreign Stocks*	$148,392,200	$—	$—	$148,392,200
Investment Companies	214,717	—	—	214,717
Investments in Affiliates	10,858,081	—	—	10,858,081
Other Financial Instruments**
Equity Contracts	409,680	—	—	409,680
Foreign Exchange Contracts	309,564	—	—	309,564

Total	$160,184,242	$—	$—	$160,184,242

Liabilities
Other Financial Instruments**
Foreign Exchange Contracts	$(45,023)	$—	$—	$(45,023)

Total	$(45,023)	$—	$—	$(45,023)

Strategic Income

Assets
Asset-Backed Securities	$—	$6,146,800	$—	$6,146,800
Corporate Bonds	—	39,652,953	—	39,652,953
Foreign Bonds*	—	16,039,726	—	16,039,726
Mortgage-Backed Securities	—	18,802,266	—	18,802,266
Municipal Bonds	—	2,820,309	—	2,820,309
U.S. Treasury Obligations	—	918,750	—	918,750
Common Stocks*	14,789,905	—	—	14,789,905
Investment Companies	11,825,946	—	—	11,825,946
Convertible Preferred Stocks	4,487,713	—	—	4,487,713
Preferred Stocks	58,829,702	—	—	58,829,702
Investments in Affiliates	9,245,325	—	—	9,245,325
Call Options Purchased
Interest Rate Contracts	—	34,375	—	34,375

Total	$99,178,591	$84,415,179	$—	$183,593,770

LifeModel AggressiveSM

Assets
Investments in Affiliates	$99,603,518	$—	$—	$99,603,518

Total	$99,603,518	$—	$—	$99,603,518

LifeModel Moderately AggressiveSM

Assets
Investments in Affiliates	$170,789,202	$—	$—	$170,789,202

Total	$170,789,202	$—	$—	$170,789,202

LifeModel ModerateSM

Assets
Investments in Affiliates	$232,276,376	$—	$—	$232,276,376

Total	$232,276,376	$—	$—	$232,276,376

Continued

10

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

LifeModel Moderately ConservativeSM

Assets
Investments in Affiliates	$49,702,980	$—	$—	$49,702,980

Total	$49,702,980	$—	$—	$49,702,980

LifeModel ConservativeSM

Assets
Investments in Affiliates	$38,116,639	$—	$—	$38,116,639

Total	$38,116,639	$—	$—	$38,116,639

High Yield Bond

Assets
Convertible Bonds	$—	$191,453	$—	$191,453
Corporate Bonds	397,691	52,374,884	—	52,772,575
Foreign Bonds*	—	6,306,318	—	6,306,318
Investments in Affiliates	3,119,153	—	—	3,119,153

Total	$3,516,844	$58,872,655	$—	$62,389,499

Total Return Bond

Assets
Asset-Backed Securities	$—	$13,079,523	$—	$13,079,523
Corporate Bonds	—	51,133,431	—	51,133,431
Foreign Bonds*	—	21,279,463	—	21,279,463
Mortgage-Backed Securities
Agency Collateral Other	—	—	4,568,550	4,568,550
Other	—	137,236,809	—	137,236,809
Municipal Bonds	—	3,767,780	—	3,767,780
U.S. Treasury Obligations	—	11,457,135	—	11,457,135
Preferred Stocks	3,307,344	—	—	3,307,344
Investments in Affiliates	5,218,939	—	—	5,218,939
Call Options Purchased
Interest Rate Contracts	—	1,172	—	1,172
Other Financial Instruments**
Interest Rate Contracts	127,036	—	—	127,036

Total	$8,653,319	$237,955,313	$4,568,550	$251,177,182

Short Term Bond

Assets
Asset-Backed Securities	$—	$12,433,182	$—	$12,433,182
Corporate Bonds	—	49,329,582	—	49,329,582
Foreign Bonds*	—	11,422,267	—	11,422,267
Mortgage-Backed Securities	—	45,018,246	—	45,018,246
Municipal Bonds	—	3,679,743	—	3,679,743
U.S. Government Agency Securities	—	51,539,766	—	51,539,766
U.S. Treasury Obligations	—	11,919,729	—	11,919,729
Investments in Affiliates	4,232,758	—	—	4,232,758

Total	$4,232,758	$185,342,515	$—	$189,575,273

Liabilities
Other Financial Instruments**
Interest Rate Contracts	$(20,139)	$—	$—	$(20,139)

Total	$(20,139)	$—	$—	$(20,139)

Continued

11

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

Prime Money Market

Assets
Corporate Bonds	$—	$150,044,157	$—	$150,044,157
Municipal Bonds	—	5,801,278	—	5,801,278
U.S. Government Agencies	—	59,990,091	—	59,990,091
Certificates of Deposit	—	55,000,638	—	55,000,638
Commercial Paper	—	184,736,795	—	184,736,795
Demand Notes	—	59,691,000	—	59,691,000
Municipal Demand Notes	—	237,674,826	—	237,674,826
Money Markets	34,816,566	—	—	34,816,566
Repurchase Agreements	—	50,553,000	—	50,553,000

Total	$34,816,566	$803,491,785	$—	$838,308,351

Institutional Money Market

Assets
Corporate Bonds	$—	$346,899,920	$—	$346,899,920
Mortgage-Backed Securities	—	7,159,926	—	7,159,926
Municipal Bonds	—	12,002,643	—	12,002,643
U.S. Government Agencies	—	79,986,301	—	79,986,301
Certificates of Deposit	—	166,002,289	—	166,002,289
Commercial Paper	—	436,772,602	—	436,772,602
Demand Notes	—	114,980,000	—	114,980,000
Municipal Demand Notes	—	600,566,000	—	600,566,000
Money Markets	84,021,605	—	—	84,021,605
Repurchase Agreements	—	67,508,000	—	67,508,000

Total	$84,021,605	$1,831,877,681	$—	$1,915,899,286

Institutional Government Money Market

Assets
Corporate Bonds	$—	$156,868,923	$—	$156,868,923
Mortgage-Backed Securities	—	67,373,539	—	67,373,539
U.S. Government Agencies	—	778,981,995	—	778,981,995
U.S. Treasury Obligations	—	5,006,559		5,006,559
Money Markets	411,222	—	—	411,222
Repurchase Agreements	—	671,396,000	—	671,396,000

Total	$411,222	$1,679,627,016	$—	$1,680,038,238

U.S. Treasury Money Market

Assets
Corporate Bonds	$—	$106,640,721	$—	$106,640,721
U.S. Government Agencies	—	30,000,000	—	30,000,000
U.S. Treasury Notes	—	351,429,981	—	351,429,981
Money Markets	2,510,753	—	—	2,510,753
Repurchase Agreements	—	867,771,000	—	867,771,000

Total	$2,510,753	$1,355,841,702	$—	$1,358,352,455

*Refer to Schedules of Investments for further information by industry/type and country.
**Financial derivative instruments may include open future contracts, swap contracts and forward foreign currency contracts.

Continued

12

Fifth Third Funds
Notes to Schedule of Investments, continued
October 31, 2011 (Unaudited)

The following is a reconciliation of the fair valuation using significant unobservable inputs (level 3) for the Funds during the period ended October 31, 2011:

Net
Change in
Unrealized
						Total				Appreciation
					Total	Change in				(Depreciation)
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance			Discounts	Gains	Appreciation	in to	Out of	Balance	Held at
Total Return Bond	7/31/2011	Purchases	Sales	(Premiums)	(Losses)	(Depreciation)	Level 3	Level 3	10/31/2011	10/31/2011

Asset Backed Securities
Other ABS	$4,206,825	$—	$—	$—	$—	$361,725	$—	$—	$4,568,550	$361,725

Total	$4,206,825	$—	$—	$—	$—	$361,725	$—	$—	$4,568,550	$361,725

(9) Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements.

13

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.    Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
E. Keith Wirtz
President

Date:  December 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ E. Keith Wirtz
E. Keith Wirtz
President
(Principal Executive Officer)

Date:  December 15, 2011

/s/ Shannon King
Shannon King
Treasurer
(Principal Financial and Accounting Officer)

Date:  December 15, 2011